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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – September 30, 2018

Item 1. Schedule of Investments

Russell Investments

2018 QUARTERLY REPORT

Russell Investment Funds

September 30, 2018

FUND

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2018 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.6%			Constellation Brands, Inc. Class A	2,200	474
Consumer Discretionary - 18.7%			CVS Health Corp.	19,724	1,553
Aaron's, Inc. Class A	430	23	Flowers Foods, Inc.	9,848	184
Amazon. com, Inc. (Æ)	7,121	14,263	Heineken NV - ADR	26,100	1,223
AutoZone, Inc. (Æ)	470	365	Ingredion, Inc.	5,827	612
Best Buy Co. , Inc.	7,100	563	JM Smucker Co. (The)	8,517	874
Burlington Stores, Inc. (Æ)	1,020	166	Kellogg Co.	48,582	3,401
Carnival Corp.	12,623	805	Kraft Heinz Co. (The)	39,858	2,197
Chipotle Mexican Grill, Inc. Class A(Æ)	310	141	Molson Coors Brewing Co. Class B	22,013	1,354
Cinemark Holdings, Inc.	9,000	362	Mondelez International, Inc. Class A	17,093	735
Comcast Corp. Class A	144,296	5,109	Monster Beverage Corp. (Æ)	4,200	245
Costco Wholesale Corp.	7,468	1,754	Nestle SA - ADR	57,169	4,755
Darden Restaurants, Inc.	8,540	950	PepsiCo, Inc.	6,800	760
Diageo PLC - ADR	14,968	2,121	Philip Morris International, Inc.	3,400	277
Domino's Pizza, Inc.	2,640	778	Post Holdings, Inc. (Æ)	1,144	112
DR Horton, Inc.	27,139	1,145	Procter & Gamble Co. (The)	12,070	1,005
Dunkin' Brands Group, Inc.	18,097	1,334	Seaboard Corp.	35	130
eBay, Inc. (Æ)	98,243	3,244	Tyson Foods, Inc. Class A	4,901	292
Foot Locker, Inc.	700	36	USANA Health Sciences, Inc. (Æ)	380	46
Ford Motor Co.	147,500	1,364	Walgreens Boots Alliance, Inc.	6,229	454
Fortune Brands Home & Security, Inc.	2,842	149			34,360
General Motors Co.	87,758	2,955
Goodyear Tire & Rubber Co. (The)	26,325	616	Energy - 6.4%
Hilton Worldwide Holdings, Inc.	6,100	493	Anadarko Petroleum Corp.	29,170	1,966
Home Depot, Inc. (The)	9,924	2,056	Andeavor(Æ)	3,700	568
Lions Gate Entertainment Corp. Class A	2,195	54	BP PLC - ADR	56,000	2,581
LVMH Moet Hennessy Louis Vuitton SE			Canadian Natural Resources, Ltd.	81,900	2,674
- ADR	14,300	1,008	Chevron Corp.	17,988	2,200
Madison Square Garden Co. (The) Class A(Æ)	2,020	637	Concho Resources, Inc. (Æ)	1,192	182
Magna International, Inc. Class A	27,186	1,428	ConocoPhillips	39,800	3,079
Marriott International, Inc. Class A	22,899	3,023	Devon Energy Corp.	45,766	1,828
McDonald's Corp.	27,364	4,578	Diamondback Energy, Inc.	1,055	143
Netflix, Inc. (Æ)	7,394	2,766	Energen Corp. (Æ)	4,086	352
News Corp. Class A	10,269	135	EOG Resources, Inc.	8,400	1,072
Norwegian Cruise Line Holdings, Ltd. (Æ)	27,000	1,551	Exxon Mobil Corp.	19,157	1,629
PVH Corp.	15,351	2,217	Halliburton Co.	35,400	1,435
Royal Caribbean Cruises, Ltd.	15,723	2,043	HollyFrontier Corp.	4,723	330
Starbucks Corp.	45,732	2,599	Kinder Morgan, Inc.	70,200	1,245
Tapestry, Inc.	47,320	2,378	Marathon Petroleum Corp.	8,931	714
Target Corp.	8,550	754	National Oilwell Varco, Inc.	11,400	491
Tiffany & Co.	12,040	1,553	Noble Energy, Inc.	7,300	228
TJX Cos. , Inc.	13,740	1,539	Occidental Petroleum Corp.	13,200	1,085
Tupperware Brands Corp.	17,300	579	Oceaneering International, Inc. (Æ)	21,800	602
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	9,525	2,687	PBF Energy, Inc. Class A	3,900	195
VF Corp.	5,200	486	Phillips 66	12,855	1,449
Visteon Corp. (Æ)	4,360	405	Pioneer Natural Resources Co.	2,750	479
Wal-Mart Stores, Inc.	53,941	5,066	Schlumberger, Ltd.	29,669	1,807
Walt Disney Co. (The)	50,531	5,908	Valero Energy Corp.	13,790	1,569
Williams-Sonoma, Inc.	35,629	2,342			29,903
Yum! Brands, Inc.	1,800	164
		86,692	Financial Services - 16.2%
			Aflac, Inc.	6,400	301
Consumer Staples - 7.4%			AGNC Investment Corp. (Æ)	12,844	239
Altria Group, Inc.	7,639	461	Alliance Data Systems Corp.	1,421	336
Anheuser-Busch InBev SA - ADR	32,460	2,842	Allstate Corp. (The)	10,100	997
Archer-Daniels-Midland Co.	32,000	1,609	American Express Co.	4,465	475
Brown-Forman Corp. Class B - ADR	2,760	140	American Homes 4 Rent Class A(ö)	11,700	256
Bunge, Ltd.	3,300	227	American International Group, Inc.	12,600	671
Coca-Cola Co. (The)	154,661	7,143	Ameriprise Financial, Inc.	2,210	326
ConAgra Foods, Inc.	36,936	1,255	Annaly Capital Management, Inc. (ö)	21,204	217

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 3

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Athene Holding, Ltd. Class A(Æ)	4,700	243	Synchrony Financial	6,454	201
Bank of America Corp.	106,573	3,139	Synovus Financial Corp.	4,800	220
Bank of New York Mellon Corp. (The)	18,400	938	T Rowe Price Group, Inc.	1,426	156
Berkshire Hathaway, Inc. Class B(Æ)	19,923	4,265	TD Ameritrade Holding Corp.	1,682	89
Blackstone Group, LP (The)	130,796	4,980	Total System Services, Inc.	3,600	355
BNP Paribas - ADR	35,600	1,084	Travelers Cos. , Inc. (The)	8,736	1,133
Broadridge Financial Solutions, Inc.	3,530	466	Visa, Inc. Class A	6,500	976
Capital One Financial Corp.	32,221	3,059	Voya Financial, Inc.	9,765	486
Cboe Global Markets, Inc.	3,774	362	Wells Fargo & Co.	15,570	818
CBRE Group, Inc. Class A(Æ)	8,200	362	Willis Towers Watson PLC(Æ)	1,600	226
Charles Schwab Corp. (The)	32,431	1,594			75,182
Chubb, Ltd.	2,935	392
Citigroup, Inc.	92,517	6,636	Health Care - 10.2%
Citizens Financial Group, Inc.	18,330	707	Abbott Laboratories	3,168	232
Comerica, Inc.	8,186	738	AbbVie, Inc.	10,416	985
Commerce Bancshares, Inc.	5,100	337	Abiomed, Inc. (Æ)	1,144	515
Discover Financial Services	8,644	661	Acadia Healthcare Co. , Inc. (Æ)	4,716	166
E*Trade Financial Corp. (Æ)	13,186	691	Aerie Pharmaceuticals, Inc. (Æ)	31,811	1,958
Equinix, Inc. (Æ)(ö)	2,270	983	Aetna, Inc.	1,900	385
Equity Commonwealth(Æ)(ö)	4,700	151	Agilent Technologies, Inc.	6,200	437
Equity Residential(ö)	8,300	550	Alexion Pharmaceuticals, Inc. (Æ)	1,072	149
Everest Re Group, Ltd.	1,260	288	Align Technology, Inc. (Æ)	2,950	1,155
Fidelity National Information Services, Inc.	3,180	347	Allergan PLC	3,940	750
First BanCorp(Æ)	2,700	25	Allscripts Healthcare Solutions, Inc. (Æ)	14,528	207
First Data Corp. Class A(Æ)	58,400	1,429	AmerisourceBergen Corp. Class A	2,600	240
FleetCor Technologies, Inc. (Æ)	1,872	427	Anthem, Inc. (Æ)	7,150	1,959
Franklin Resources, Inc.	7,534	229	Baxter International, Inc.	6,376	491
Global Payments, Inc.	2,576	328	Becton Dickinson and Co.	1,597	417
Goldman Sachs Group, Inc. (The)	10,620	2,381	Biogen, Inc. (Æ)	6,297	2,226
Hartford Financial Services Group, Inc.	8,600	430	Bristol-Myers Squibb Co.	17,300	1,074
HCP, Inc. (ö)	10,500	276	Cardinal Health, Inc.	9,937	537
Intercontinental Exchange, Inc.	5,900	442	Celgene Corp. (Æ)	17,714	1,585
Invesco, Ltd.	46,553	1,065	Centene Corp. (Æ)	6,010	870
Jack Henry & Associates, Inc.	3,700	592	Cerner Corp. (Æ)	3,624	233
JPMorgan Chase & Co.	36,440	4,111	Cigna Corp.	7,869	1,639
KeyCorp	14,872	296	Cooper Cos. , Inc. (The)	914	253
KKR & Co. , Inc. Class A	115,000	3,136	DexCom, Inc. (Æ)	1,434	205
Lazard, Ltd. Class A	4,612	222	Edwards Lifesciences Corp. (Æ)	2,165	377
M&T Bank Corp.	4,350	716	Eli Lilly & Co.	10,442	1,121
MasterCard, Inc. Class A	22,357	4,977	Encompass Health Corp. (Æ)	3,148	245
MetLife, Inc.	16,659	778	Envision Healthcare Corp. (Æ)	6,828	312
Morgan Stanley	6,732	314	Exelixis, Inc. (Æ)	11,493	204
MSCI, Inc. Class A	1,076	191	Express Scripts Holding Co. (Æ)	5,200	494
Nasdaq, Inc.	2,400	206	Gilead Sciences, Inc.	11,059	854
New York Community Bancorp, Inc.	23,200	241	HCA Healthcare, Inc.	2,141	298
Northern Trust Corp.	8,480	866	Horizon Pharma PLC(Æ)	39,000	764
OneMain Holdings, Inc. (Æ)	26,900	904	Humana, Inc.	4,420	1,496
Park Hotels & Resorts, Inc. (ö)	8,866	291	IDEXX Laboratories, Inc. (Æ)	1,100	275
PayPal Holdings, Inc. (Æ)	8,314	730	Illumina, Inc. (Æ)	700	257
PNC Financial Services Group, Inc. (The)	8,310	1,132	Intuitive Surgical, Inc. (Æ)	2,648	1,520
Popular, Inc.	3,600	185	Jazz Pharmaceuticals PLC(Æ)	3,100	521
Progressive Corp. (The)	18,550	1,318	Johnson & Johnson	11,475	1,586
Prudential Financial, Inc.	9,213	933	Laboratory Corp. of America Holdings(Æ)	1,877	326
Raymond James Financial, Inc.	5,315	489	Loxo Oncology, Inc. (Æ)	6,084	1,039
Rayonier, Inc. (ö)	6,700	227	McKesson Corp.	3,200	424
Santander Consumer USA Holdings, Inc.	54,308	1,088	MEDNAX, Inc. (Æ)	4,546	212
SLM Corp. (Æ)	52,300	583	Medtronic PLC	4,400	433
Starwood Property Trust, Inc. (ö)	16,460	354	Merck & Co. , Inc.	13,672	969
State Street Corp.	11,081	928	Mylan NV(Æ)	21,900	802
SunTrust Banks, Inc.	13,333	891	Pfizer, Inc.	39,079	1,722

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Portola Pharmaceuticals, Inc. (Æ)	9,900	264	Danaher Corp.	2,308	251
Quest Diagnostics, Inc.	2,522	272	Deere & Co.	14,303	2,150
Regeneron Pharmaceuticals, Inc. (Æ)	929	375	Delta Air Lines, Inc.	25,244	1,460
Sage Therapeutics, Inc. (Æ)	15,090	2,131	Dover Corp.	2,297	203
Shire PLC - ADR	3,700	671	Eaton Corp. PLC	5,900	512
Steris PLC	1,800	206	EMCOR Group, Inc.	2,800	210
Stryker Corp.	1,019	181	Esterline Technologies Corp. (Æ)	1,800	164
Teleflex, Inc.	4,345	1,156	Evoqua Water Technologies Corp. (Æ)	88,329	1,570
Thermo Fisher Scientific, Inc.	1,577	385	Expeditors International of Washington, Inc.	2,700	199
United Therapeutics Corp. (Æ)	1,626	208	FedEx Corp.	8,067	1,942
UnitedHealth Group, Inc.	7,130	1,897	Fluor Corp.	14,400	837
Universal Health Services, Inc. Class B	3,300	422	Fortive Corp.	1,609	135
Varian Medical Systems, Inc. (Æ)	1,633	183	General Dynamics Corp.	2,050	420
Veeva Systems, Inc. Class A(Æ)	2,880	314	General Electric Co.	20,299	229
Vertex Pharmaceuticals, Inc. (Æ)	7,211	1,390	Genpact, Ltd.	11,764	360
WellCare Health Plans, Inc. (Æ)	3,040	974	Graco, Inc.	4,313	200
West Pharmaceutical Services, Inc.	2,461	304	HD Supply Holdings, Inc. (Æ)	4,200	180
Zimmer Biomet Holdings, Inc.	6,894	906	HEICO Corp.	4,806	445
Zoetis, Inc. Class A	5,063	464	Honeywell International, Inc.	2,595	432
		47,622	Hubbell, Inc. Class B	900	120
			Huntington Ingalls Industries, Inc.	860	220
Materials and Processing - 2.9%			IDEX Corp.	1,200	181
Air Products & Chemicals, Inc.	1,600	267	Illinois Tool Works, Inc.	14,387	2,030
Ashland Global Holdings, Inc.	5,800	486	Insperity, Inc.	1,700	201
Cabot Corp.	4,000	251	Itron, Inc. (Æ)	1,600	103
Crown Holdings, Inc. (Æ)	24,426	1,172	Jacobs Engineering Group, Inc.	1,300	99
DowDuPont, Inc.	58,974	3,793	JB Hunt Transport Services, Inc.	3,120	371
Eastman Chemical Co.	8,100	775	Johnson Controls International PLC(Æ)	6,560	230
Ingersoll-Rand PLC	1,985	203	KBR, Inc.	2,300	49
LyondellBasell Industries NV Class A	2,129	218	L3 Technologies, Inc.	1,749	372
Nucor Corp.	5,481	348	Landstar System, Inc.	4,970	606
Owens Corning	2,882	156	Lockheed Martin Corp.	2,380	823
Praxair, Inc.	12,445	2,000	Macquarie Infrastructure Corp.	16,100	743
Reliance Steel & Aluminum Co.	9,697	827	ManpowerGroup, Inc.	800	69
Royal Gold, Inc.	3,792	292	McGraw Hill Financial, Inc.	1,053	206
Sherwin-Williams Co. (The)	4,400	2,004	National Instruments Corp.	4,000	193
Steel Dynamics, Inc.	3,526	159	Navistar International Corp. (Æ)	1,300	50
Watsco, Inc.	677	121	Nordson Corp.	1,216	169
WestRock Co.	2,597	139	Northrop Grumman Corp.	1,732	550
WR Grace & Co.	3,300	236	Old Dominion Freight Line, Inc.	1,500	242
		13,447	Paychex, Inc.	4,100	302
			Pentair PLC	2,400	104
Producer Durables - 10.3%			Quanta Services, Inc. (Æ)	6,530	218
3M Co.	1,529	322	Raytheon Co.	2,805	580
Accenture PLC Class A	9,196	1,566	Rockwell Automation, Inc.	1,621	304
AECOM(Æ)	18,200	594	Rockwell Collins, Inc.	4,233	595
AerCap Holdings NV(Æ)	28,400	1,634	Rollins, Inc.	3,208	195
AGCO Corp.	7,500	456	Roper Technologies, Inc.	1,500	445
American Airlines Group, Inc.	30,682	1,268	Ryder System, Inc.	2,800	205
Ametek, Inc.	4,482	355	Snap-on, Inc.	1,473	270
Automatic Data Processing, Inc.	2,544	383	Southwest Airlines Co.	4,000	250
Babcock & Wilcox Co. (The) Class W(Æ)	4,389	274	Stanley Black & Decker, Inc.	1,172	172
Boeing Co. (The)	12,898	4,795	Terex Corp.	4,400	176
Booz Allen Hamilton Holding Corp. Class A	3,400	169	Textron, Inc.	9,290	664
Carlisle Cos. , Inc.	1,426	174	Toro Co. (The)	1,356	81
Caterpillar, Inc.	15,108	2,303	Union Pacific Corp.	12,808	2,086
Copart, Inc. (Æ)	2,521	130	United Continental Holdings, Inc. (Æ)	9,920	883
CoStar Group, Inc. (Æ)	987	415	United Rentals, Inc. (Æ)	661	108
CSX Corp.	28,178	2,087	United Technologies Corp.	4,493	628
Cummins, Inc.	2,865	418	Waters Corp. (Æ)	1,700	331

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
XPO Logistics, Inc. (Æ)	18,939	2,161	ServiceNow, Inc. (Æ)	3,849		753
		47,627	Splunk, Inc. (Æ)	1,860		225
			SYNNEX Corp.	500		42
Technology - 22.5%			Synopsys, Inc. (Æ)	3,200		316
Adobe Systems, Inc. (Æ)	2,457	663	Tableau Software, Inc. Class A(Æ)	2,620		293
Alibaba Group Holding, Ltd. - ADR(Æ)	11,533	1,900	Tech Data Corp. (Æ)	500		36
Alphabet, Inc. Class A(Æ)	3,140	3,791	Teradata Corp. (Æ)	4,700		177
Alphabet, Inc. Class C(Æ)	9,517	11,358	Texas Instruments, Inc.	3,859		414
Amdocs, Ltd.	7,940	524	Twitter, Inc. (Æ)	75,601		2,152
Amphenol Corp. Class A	4,385	412	VeriSign, Inc. (Æ)	2,440		391
Ansys, Inc. (Æ)	1,675	313	Viavi Solutions, Inc. Class W(Æ)	10,500		119
Apple, Inc.	62,385	14,081	VMware, Inc. Class A(Æ)	1,494		233
Applied Materials, Inc.	59,091	2,284	Western Digital Corp.	11,826		693
Arista Networks, Inc. (Æ)	1,053	280	Xilinx, Inc.	18,069		1,449
ARRIS International PLC(Æ)	17,800	463	Zynga, Inc. Class A(Æ)	102,400		411
Arrow Electronics, Inc. (Æ)	10,100	744				104,503
Aspen Technology, Inc. (Æ)	5,870	669
Avaya Holdings Corp. (Æ)	9,000	199	Utilities - 2.0%
Avnet, Inc.	6,000	269	AT&T, Inc.	109,547		3,678
Box, Inc. Class A(Æ)	4,100	98	Avangrid, Inc.	3,600		173
Broadcom, Inc.	10,368	2,558	Centennial Resource Development, Inc. Class
CA, Inc.	9,600	424	A(Æ)	16,021		350
Cirrus Logic, Inc. (Æ)	5,200	201	CenterPoint Energy, Inc.	10,069		278
Cisco Systems, Inc.	54,860	2,669	Consolidated Edison, Inc.	5,097		388
Citrix Systems, Inc. (Æ)	2,930	326	Duke Energy Corp.	5,223		418
Cloudera, Inc. (Æ)	6,900	122	Edison International	4,800		325
Cognex Corp.	2,678	149	Exelon Corp.	12,519		547
Cognizant Technology Solutions Corp. Class			Hawaiian Electric Industries, Inc.	14,363		511
A	8,800	679	NRG Energy, Inc.	8,000		299
CommVault Systems, Inc. (Æ)	1,500	105	PG&E Corp. (Æ)	6,300		290
Cornerstone OnDemand, Inc. (Æ)	3,000	170	Pinnacle West Capital Corp.	3,000		238
Dell Technologies, Inc. Class V(Æ)	8,000	777	PPL Corp.	13,723		402
DXC Technology Co.	25,101	2,347	SCANA Corp.	4,280		166
Electronic Arts, Inc. (Æ)	8,586	1,034	UGI Corp.	5,759		320
F5 Networks, Inc. (Æ)	3,370	672	US Cellular Corp. (Æ)	700		31
Facebook, Inc. Class A(Æ)	42,930	7,061	Verizon Communications, Inc.	14,306		764
FireEye, Inc. (Æ)	10,000	170				9,178
Fortinet, Inc. (Æ)	800	74
GrubHub, Inc. (Æ)	2,279	316	Total Common Stocks
Hewlett Packard Enterprise Co.	61,835	1,008	(cost $386,897)			448,514
HP, Inc. (Æ)	69,198	1,784
Intel Corp.	24,223	1,146	Short-Term Investments - 3.3%
International Business Machines Corp.	2,500	378	U. S. Cash Management Fund(@)	15,364,582	(8)	15,365
Intuit, Inc.	3,991	908	Total Short-Term Investments
IPG Photonics Corp. (Æ)	1,340	209	(cost $15,366)			15,365
Jabil Circuit, Inc.	14,300	387
Juniper Networks, Inc.	34,209	1,025	Total Investments 99.9%
KLA-Tencor Corp.	20,009	2,035	(identified cost $402,263)			463,879
Lam Research Corp.	1,500	228
Leidos Holdings, Inc.	4,039	279	Other Assets and Liabilities, Net
Marvell Technology Group, Ltd.	133,781	2,582	- 0.1%			320
Micron Technology, Inc. (Æ)	47,500	2,148	Net Assets - 100.0%			464,199
Microsoft Corp.	135,333	15,478
NetApp, Inc.	13,403	1,151
NVIDIA Corp.	8,442	2,372
Palo Alto Networks, Inc. (Æ)	1,720	387
Pure Storage, Inc. Class A(Æ)	2,400	62
QUALCOMM, Inc.	37,017	2,666
Red Hat, Inc. (Æ)	955	130
Salesforce. com, Inc. (Æ)	15,933	2,534

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			60	USD	8,757	12/18	(46)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(46)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total
Common Stocks
Consumer Discretionary	$86,692	$—		$—		$—	$86,692
Consumer Staples	34,360	—		—		—	34,360
Energy	29,903	—		—		—	29,903
Financial Services	75,182	—		—		—	75,182
Health Care	47,622	—		—		—	47,622
Materials and Processing	13,447	—		—		—	13,447
Producer Durables	47,627	—		—		—	47,627
Technology	104,503	—		—		—	104,503
Utilities	9,178	—		—		—	9,178
Short-Term Investments	—	—		—		15,365	15,365
Total Investments	448,514	—		—		15,365	463,879

Other Financial Instruments

Liabilities
Futures Contracts	(46)	—		—		—	(46)
Total Other Financial Instruments*	$(46)	$—		$—		$—	$(46)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 7

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.4%			Nexstar Media Group, Inc. Class A	13,706	1,116
Consumer Discretionary - 14.7%			Noodles & Co. Class A(Æ)	38,769	469
2U, Inc. (Æ)	2,056	155	Ollie's Bargain Outlet Holdings, Inc. (Æ)	4,467	429
Adtalem Global Education, Inc. (Æ)	2,832	137	OptimizeRx Corp. (Æ)	6,175	111
AH Belo Corp. Class A	7,237	33	Peak Resorts, Inc.	13,639	67
AMC Entertainment Holdings, Inc. Class A	7,255	149	Penn National Gaming, Inc. (Æ)	2,586	85
Aspen Group, Inc. (Æ)	34,543	235	PetIQ, Inc. (Æ)	17,967	706
At Home Group, Inc. (Æ)	9,983	315	Planet Fitness, Inc. Class A(Æ)	14,256	770
B. Riley Financial, Inc.	22,144	502	Pool Corp.	5,401	901
Barnes & Noble Education, Inc. (Æ)	44,401	256	QuinStreet, Inc. (Æ)	11,488	156
Big Lots, Inc. (Ñ)	52,591	2,197	Red Rock Resorts, Inc. Class A	3,249	87
BJ's Restaurants, Inc.	4,921	355	REV Group, Inc. (Ñ)	26,545	417
BJ's Wholesale Club Holdings, Inc. (Æ)	4,631	124	Ruth's Hospitality Group, Inc.	7,664	242
Bloomin' Brands, Inc.	39,680	785	Sally Beauty Holdings, Inc. (Æ)	21,591	397
Bojangles', Inc. (Æ)(Ñ)	30,988	487	Scientific Games Corp. Class A(Æ)	2,165	55
Boot Barn Holdings, Inc. (Æ)	22,092	628	SeaWorld Entertainment, Inc. (Æ)	5,779	182
Cable One, Inc.	746	659	Shutterfly, Inc. (Æ)	744	49
Canada Goose Holdings, Inc. (Æ)	6,903	446	Skechers U. S. A. , Inc. Class A(Æ)	45,542	1,272
Cardlytics, Inc. (Æ)	4,542	114	Stamps. com, Inc. (Æ)	311	70
Carriage Services, Inc. Class A	12,393	267	Standard Motor Products, Inc.	9,534	469
Central Garden & Pet Co. Class A(Æ)	16,656	552	Steven Madden, Ltd.	2,699	143
Central Garden & Pet Co. (Æ)(Ñ)	9,310	336	Stitch Fix, Inc. Class A(Æ)	3,758	164
Century Casinos, Inc. (Æ)	4,644	35	Strategic Education, Inc. (Æ)	6,601	905
Century Communities, Inc. (Æ)	4,106	108	Sturm Ruger & Co. , Inc. (Ñ)	9,312	643
Cheesecake Factory, Inc. (The)(Ñ)	28,803	1,542	Superior Uniform Group, Inc. (Å)	25,394	483
Chegg, Inc. (Æ)	25,113	714	Texas Roadhouse, Inc. Class A	3,395	235
Children's Place, Inc. (The)	2,163	276	Thor Industries, Inc.	5,115	428
Chuy's Holdings, Inc. (Æ)	16,321	428	TravelCenters of America LLC(Æ)	63,131	360
Conn's, Inc. (Æ)	38,213	1,351	Tropicana Entertainment, Inc. (Æ)	5,235	386
Cooper Tire & Rubber Co.	61,656	1,744	Urban One, Inc. (Æ)	39,731	79
Deckers Outdoor Corp. (Æ)	3,628	430	William Lyon Homes Class A(Æ)	10,013	159
Delta Apparel, Inc. (Æ)	10,978	195			38,015
Eldorado Resorts, Inc. (Æ)	26,587	1,292
Entravision Communications Corp. Class A	18,093	89	Consumer Staples - 4.0%
Eros International PLC(Æ)	4,167	50	Andersons, Inc. (The)	18,684	703
EW Scripps Co. (The) Class A	10,652	176	B&G Foods, Inc. Class A(Ñ)	13,180	362
Extended Stay America, Inc.	32,558	659	Calavo Growers, Inc. (Ñ)	6,404	619
Five Below, Inc. (Æ)	399	52	Casey's General Stores, Inc.	4,210	544
Floor & Decor Holdings, Inc. Class A(Æ)	2,806	85	Core-Mark Holding Co. , Inc.	14,528	493
Fortress Transportation & Infrastructure			Energizer Holdings, Inc.	29,164	1,711
Investors LLC(Ñ)	61,984	1,127	Farmer Brothers Co. (Æ)	3,631	96
Fossil Group, Inc. (Æ)	23,700	552	Flowers Foods, Inc.	32,109	599
Full House Resorts, Inc. (Æ)(Å)	98,232	283	Hain Celestial Group, Inc. (The)(Æ)	38,561	1,046
Genesco, Inc. (Æ)	11,513	542	J&J Snack Foods Corp.	3,626	547
Gentherm, Inc. (Æ)	13,370	608	Lancaster Colony Corp.	650	97
G-III Apparel Group, Ltd. (Æ)	1,937	93	Medifast, Inc.	1,183	262
Golden Entertainment, Inc. (Æ)	5,877	141	National Vision Holdings, Inc. (Æ)	5,747	259
Grand Canyon Education, Inc. (Æ)	4,432	500	Nomad Foods, Ltd. (Æ)	27,260	552
Gray Television, Inc. (Æ)	23,435	410	PetMed Express, Inc. (Ñ)	10,572	349
Guess?, Inc.	3,327	75	Pilgrim's Pride Corp. (Æ)	35,723	646
Inspired Entertainment, Inc. (Æ)(Ñ)	8,262	50	Primo Water Corp. (Æ)	6,123	111
Instructure, Inc. (Æ)	2,786	99	Sanderson Farms, Inc.	1,773	183
J Alexander's Holdings, Inc. (Æ)	41,129	489	TreeHouse Foods, Inc. (Æ)	7,233	346
Jack in the Box, Inc.	8,576	719	Universal Corp.	13,477	876
Lee Enterprises, Inc. (Æ)(Ñ)	130,580	346			10,401
Lithia Motors, Inc. Class A	4,711	385
Lovesac Co. (The)(Æ)	8,208	205	Energy - 4.6%
Malibu Boats, Inc. Class A(Æ)	2,874	157	Adams Resources & Energy, Inc.	3,957	168
Matthews International Corp. Class A	6,349	318	Arch Coal, Inc. Class A	2,094	187
Meredith Corp. (Ñ)	18,072	923	Basic Energy Services, Inc. (Æ)	8,933	89

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
C&J Energy Services, Inc. (Æ)	17,090	355	Bank OZK	13,877	527
Callon Petroleum Co. (Æ)	14,981	180	BankUnited, Inc.	35,118	1,243
Carrizo Oil & Gas, Inc. (Æ)	12,305	310	Banner Corp.	1,817	113
Civeo Corp. (Æ)	31,797	132	BBCN Bancorp, Inc.	5,123	83
CONSOL Energy, Inc. (Æ)	4,805	196	Berkshire Hills Bancorp, Inc.	2,450	100
Delek US Holdings, Inc.	2,802	119	Brighthouse Financial, Inc. (Æ)	8,721	386
Dril-Quip, Inc. (Æ)	3,225	169	Brightsphere Investment Group(Æ)	18,016	223
Golar LNG, Ltd.	3,256	91	Cannae Holdings, Inc. (Æ)	32,357	678
Gores Holdings, Inc. Class A(Æ)	44,199	489	Capstar Financial Holdings, Inc.	6,985	117
Green Plains, Inc.	5,214	90	Carolina Financial Corp.	1,773	67
Gulfport Energy Corp. (Æ)	89,973	937	Cass Information Systems, Inc.	788	51
Independence Contract Drilling, Inc. (Æ)	26,939	133	CatchMark Timber Trust, Inc. Class A(ö)	33,906	388
Keane Group, Inc. (Æ)	9,405	116	Cathay General Bancorp	2,829	117
KLX Energy Services Holdings, Inc. (Æ)	5,740	184	Central Valley Community Bancorp	3,937	85
Mammoth Energy Services, Inc.	10,216	297	Chemung Financial Corp.	1,765	75
Matador Resources Co. (Æ)	5,576	184	Chesapeake Lodging Trust(ö)	4,052	130
Matrix Service Co. (Æ)	8,234	203	Civista Bancshares, Inc.	1,600	39
McDermott International, Inc. (Æ)	4,605	85	CNO Financial Group, Inc.	67,139	1,425
Nabors Industries, Ltd.	133,284	821	CoBiz Financial, Inc.	16,449	364
Natural Gas Services Group, Inc. (Æ)	7,133	151	Cohen & Steers, Inc.	13,313	541
Newpark Resources, Inc. (Æ)	32,080	332	Columbia Banking System, Inc.	4,923	191
Noble Corp. PLC(Æ)	20,220	142	Community Bank System, Inc.	4,731	289
Northern Oil and Gas, Inc. (Æ)	36,880	148	Community Bankers Trust Corp. (Æ)	9,382	83
Oasis Petroleum, Inc. (Æ)	10,313	146	Consolidated-Tomoka Land Co.	1,332	83
Par Pacific Holdings, Inc. (Æ)	4,350	89	CorEnergy Infrastructure Trust, Inc. (ö)	2,543	96
Patterson-UTI Energy, Inc.	3,767	64	Cousins Properties, Inc. (ö)	20,648	184
PBF Energy, Inc. Class A	12,251	611	Cowen Group, Inc. Class A(Æ)	32,716	533
PDC Energy, Inc. (Æ)	2,054	101	CyrusOne, Inc. (ö)	6,304	400
Peabody Energy Corp.	1,856	66	DDR Corp. (ö)	18,048	242
Phillips 66 Partners, LP(Ñ)	10,569	540	Diamond Hill Investment Group, Inc.	1,452	240
Profire Energy, Inc. (Æ)	79,357	253	DiamondRock Hospitality Co. (ö)	9,660	113
Range Resources Corp.	44,769	761	Eagle Bancorp, Inc. (Æ)	1,464	74
REX American Resources Corp. (Æ)	1,654	125	Easterly Government Properties, Inc. (ö)	16,580	321
Ring Energy, Inc. (Æ)	10,921	108	EastGroup Properties, Inc. (ö)	1,434	137
RPC, Inc. (Ñ)	34,323	531	Employers Holdings, Inc.	3,405	154
Select Energy Services, Inc. Class A(Æ)	10,501	124	Enstar Group, Ltd. (Æ)	443	92
SemGroup Corp. Class A	10,274	227	Essent Group, Ltd. (Æ)	2,531	112
Solaris Oilfield Infrastructure, Inc. Class			Essential Properties Realty Trust, Inc. (ö)	4,252	60
A(Æ)	15,343	290	Evercore, Inc. Class A	7,049	709
SRC Energy, Inc. (Æ)	9,875	88	Everi Holdings, Inc. (Æ)	27,466	252
SunCoke Energy, Inc. (Æ)	22,195	258	FB Financial Corp.	3,388	133
TPI Composites, Inc. (Æ)	22,831	652	FBL Financial Group, Inc. Class A	2,066	155
Unit Corp. (Æ)	15,597	406	Federal Agricultural Mortgage Corp. Class C	7,062	510
		11,748	First BanCorp(Æ)	15,998	368
			First Busey Corp.	14,476	449
Financial Services - 22.1%			First Commonwealth Financial Corp.	80,485	1,299
Acadia Realty Trust(ö)	3,004	84	First Defiance Financial Corp.	2,854	86
Agree Realty Corp. (ö)	1,954	104	First Financial Bankshares, Inc. (Ñ)	2,312	137
Alexander & Baldwin, Inc. (Æ)	4,729	107	First Financial Corp.	2,207	111
Altisource Portfolio Solutions SA(Æ)(Ñ)	2,552	82	First Hawaiian, Inc.	24,310	660
American Equity Investment Life Holding			First Horizon National Corp.	44,111	761
Co.	47,585	1,683	First Industrial Realty Trust, Inc. (ö)	4,185	131
Amerisafe, Inc.	9,316	577	First Internet Bancorp	5,257	160
Argo Group International Holdings, Ltd.	2,305	145	First Midwest Bancorp, Inc.	6,025	160
Axos Financial, Inc. (Æ)	3,901	134	FNB Corp.	200,066	2,544
Banc of California, Inc.	2,162	41	Forestar Group, Inc. (Æ)(Ñ)	3,587	76
BancFirst Corp.	1,676	100	Four Corners Property Trust, Inc. (ö)	3,841	99
Bancorp, Inc. (The)(Æ)	30,468	292	FRP Holdings, Inc. (Æ)(Þ)	1,396	87
BancorpSouth Bank	3,321	109	Fulton Financial Corp.	5,790	96
Bank of Marin Bancorp	1,736	146	Genworth Financial, Inc. Class A(Æ)	22,972	96

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 9

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
GEO Group, Inc. (The)(ö)	23,743	597	Pebblebrook Hotel Trust(Ñ)(ö)	3,665	133
German American Bancorp, Inc.	6,206	219	People's Utah Bancorp	2,792	95
Getty Realty Corp. (ö)	3,497	100	Potlatch Corp. (ö)	9,433	386
Glacier Bancorp, Inc.	2,702	116	Preferred Bank	3,958	232
Great Western Bancorp, Inc.	31,749	1,339	Primerica, Inc.	1,690	204
Green Dot Corp. Class A(Æ)	11,716	1,041	Prosperity Bancshares, Inc.	15,377	1,066
Greenhill & Co. , Inc.	22,547	594	PS Business Parks, Inc. (ö)	1,196	152
Guaranty Bancorp	2,705	80	Pzena Investment Management, Inc. Class A	33,215	317
Hamilton Lane, Inc. Class A	3,013	133	QTS Realty Trust, Inc. Class A(ö)	11,525	492
Hancock Holding Co.	2,823	134	R1 RCM, Inc. (Æ)	37,319	379
Health Insurance Innovations, Inc. Class			Redfin Corp. (Æ)(Ñ)	4,008	75
A(Æ)	6,970	430	Renasant Corp.	2,342	97
Heritage Commerce Corp.	5,232	78	Retail Opportunity Investments Corp. (ö)	56,115	1,048
Heritage Financial Corp.	9,553	336	Retail Value, Inc. (Æ)(ö)	4,136	135
Hersha Hospitality Trust Class A(ö)	5,114	116	Rexford Industrial Realty, Inc. (ö)	4,133	132
HFF, Inc. Class A	2,544	108	RLI Corp.	3,250	255
Hilltop Holdings, Inc.	3,867	78	RLJ Lodging Trust(ö)	30,664	676
Home BancShares, Inc.	42,353	928	RMR Group, Inc. (The) Class A	1,162	108
Horace Mann Educators Corp.	5,150	231	Ryman Hospitality Properties, Inc. (ö)	8,602	741
Houlihan Lokey, Inc. Class A	2,079	93	Safety Insurance Group, Inc.	1,267	114
Howard Bancorp, Inc. (Æ)	1,629	29	Selective Insurance Group, Inc.	2,548	162
Iberiabank Corp.	11,017	896	Seritage Growth Properties(Ñ)(ö)	1,986	94
Independence Realty Trust, Inc. (ö)	38,848	409	Shore Bancshares, Inc.	4,749	85
Independent Bank Corp.	18,313	433	St. Joe Co. (The)(Æ)	5,047	85
Industrial Logistics Properties Trust(ö)	4,371	101	STAG Industrial, Inc. (ö)	3,648	100
Innovative Industrial Properties, Inc. (Ñ)(ö)	2,712	131	State Auto Financial Corp.	7,815	239
Investors Title Co.	337	57	State Bank Financial Corp.	7,699	232
James River Group Holdings, Ltd.	22,830	973	Sterling Bancorp	4,233	93
JER Investment Trust, Inc. (Æ)(Š)(Å)	1,771	—	Stewart Information Services Corp.	2,354	106
Jernigan Capital, Inc. (ö)	5,162	100	Sunstone Hotel Investors, Inc. (ö)	11,743	192
Kearny Financial Corp.	89,882	1,245	Taubman Centers, Inc. (ö)	4,759	285
Kemper Corp.	3,100	249	TCF Financial Corp.	13,925	332
Kennedy-Wilson Holdings, Inc.	27,444	590	Tejon Ranch Co. (Æ)	3,686	80
Kingstone Cos. , Inc.	4,421	84	Terreno Realty Corp. (ö)	3,173	120
LaSalle Hotel Properties(ö)	7,603	263	Texas Capital Bancshares, Inc. (Æ)	1,023	85
LendingTree, Inc. (Æ)	338	78	Third Point Reinsurance, Ltd. (Æ)	3,826	50
Live Oak Bancshares, Inc.	3,394	91	Timberland Bancorp, Inc.	1,541	48
LPL Financial Holdings, Inc.	3,461	223	Trinity Place Holdings, Inc. (Æ)	12,730	78
Marcus & Millichap, Inc. (Æ)	2,365	82	TriState Capital Holdings, Inc. (Æ)	4,423	122
MedEquities Realty Trust, Inc. (ö)	6,735	65	TrustCo Bank Corp.	12,289	104
Medical Properties Trust, Inc. (ö)	31,723	473	Umpqua Holdings Corp.	100,403	2,087
Mercantile Bank Corp.	3,625	121	Union Bankshares Corp.	2,655	102
Meridian Bancorp, Inc.	4,897	83	United Bankshares, Inc.	3,296	120
MGIC Investment Corp. (Æ)	11,749	156	United Community Banks, Inc.	3,137	87
Moelis & Co. Class A	1,986	109	Universal Insurance Holdings, Inc.	2,883	140
Morningstar, Inc.	5,518	695	Urban Edge Properties(ö)	3,864	85
National Bankshares, Inc.	2,227	101	Urstadt Biddle Properties, Inc. Class A(ö)	4,332	92
National Commerce Corp. (Æ)	1,400	58	Valley National Bancorp	9,512	107
National General Holdings Corp.	52,627	1,413	Veritex Holdings, Inc. (Æ)	3,548	100
National Western Life Group, Inc. Class A	375	120	Waddell & Reed Financial, Inc. Class A	3,979	84
Navigators Group, Inc. (The)	1,591	110	Washington Federal, Inc.	3,963	127
NMI Holdings, Inc. Class A(Æ)	16,676	378	Washington Real Estate Investment Trust(ö)	3,281	101
Northrim BanCorp, Inc.	4,824	200	WesBanco, Inc.	7,001	312
Northwest Bancshares, Inc.	7,167	124	Westamerica Bancorporation	8,609	518
OFG Bancorp	62,471	1,009	Wintrust Financial Corp.	5,255	446
Old National Bancorp	16,770	324	WisdomTree Investments, Inc.	9,197	78
Opus Bank	2,713	74	Xenia Hotels & Resorts, Inc. (ö)	5,994	142
Outfront Media, Inc. (ö)	43,935	877			56,979
Pacific Premier Bancorp, Inc. (Æ)	5,539	206
PCSB Financial Corp.	19,743	402

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Health Care - 13.3%			LivaNova PLC(Æ)	1,029	128
Acadia Healthcare Co. , Inc. (Æ)	10,126	356	Loxo Oncology, Inc. (Æ)	638	109
Acceleron Pharma, Inc. (Æ)	1,874	107	Luminex Corp.	2,791	85
Aclaris Therapeutics, Inc. (Æ)	7,872	114	Magellan Health, Inc. (Æ)	1,390	100
Addus HomeCare Corp. (Æ)	6,881	483	Medidata Solutions, Inc. (Æ)	1,213	89
Aimmune Therapeutics, Inc. (Æ)	3,781	103	Meridian Bioscience, Inc.	13,033	194
Aldeyra Therapeutics, Inc. (Æ)	8,368	115	Merit Medical Systems, Inc. (Æ)	13,952	857
Allscripts Healthcare Solutions, Inc. (Æ)	42,388	604	MiMedx Group, Inc. (Æ)(Ñ)	6,931	43
AMAG Pharmaceuticals, Inc. (Æ)	31,711	634	Minerva Neurosciences, Inc. (Æ)	7,681	96
Amicus Therapeutics, Inc. (Æ)	6,885	83	Myriad Genetics, Inc. (Æ)	4,260	196
AnaptysBio, Inc. (Æ)	1,026	102	Natera, Inc. (Æ)	6,155	147
Anika Therapeutics, Inc. (Æ)	1,260	53	National Research Corp. Class A	2,114	82
Antares Pharma, Inc. (Æ)	75,039	252	Neogen Corp. (Æ)	2,169	155
Apollo Endosurgery, Inc. (Æ)	26,073	187	NeoGenomics, Inc. (Æ)	82,753	1,271
Atrion Corp.	201	140	Neos Therapeutics, Inc. (Æ)	30,206	146
Avanos Medical, Inc. (Æ)	2,525	173	Neurocrine Biosciences, Inc. (Æ)	2,174	267
AxoGen, Inc. (Æ)	4,594	169	Nevro Corp. (Æ)	2,547	145
BioSpecifics Technologies Corp. (Æ)	1,155	68	NextGen Healthcare, Inc. (Æ)	3,762	76
BioTelemetry, Inc. (Æ)	18,924	1,220	Nuvectra Corp. (Æ)	39,430	867
Blueprint Medicines Corp. (Æ)	1,835	143	NxStage Medical, Inc. (Æ)	3,121	87
Cantel Medical Corp.	3,749	345	Omnicell, Inc. (Æ)	17,285	1,243
Cardiovascular Systems, Inc. (Æ)	6,932	271	OraSure Technologies, Inc. (Æ)	3,748	58
CareDx, Inc. (Æ)	13,725	396	Orthofix Medical, Inc. (Æ)	3,320	192
Chemed Corp.	3,026	967	Oxford Immunotec Global PLC(Æ)	7,351	119
Clearside Biomedical, Inc. (Æ)	6,335	39	Pacira Pharmaceuticals, Inc. (Æ)	2,549	125
Clovis Oncology, Inc. (Æ)	2,402	71	Patterson Cos. , Inc.	12,354	302
Concert Pharmaceuticals, Inc. (Æ)	3,987	59	PDL BioPharma, Inc. (Æ)	36,743	97
CorVel Corp. (Æ)	7,418	447	Penumbra, Inc. (Æ)	3,132	469
CryoLife, Inc. (Æ)	2,316	82	Pfenex, Inc. (Æ)	27,489	140
Cutera, Inc. (Æ)	4,018	131	Prestige Brands Holdings, Inc. (Æ)	8,053	305
Dova Pharmaceuticals, Inc. (Æ)	7,280	153	Prothena Corp. PLC(Æ)	2,745	36
Dynavax Technologies Corp. (Æ)	5,673	70	Radius Health, Inc. (Æ)	1,573	28
Eagle Pharmaceuticals, Inc. (Æ)	672	47	REGENXBIO, Inc. (Æ)	2,643	200
Emergent BioSolutions, Inc. (Æ)	1,880	124	Repligen Corp. (Æ)	4,944	274
Enanta Pharmaceuticals, Inc. (Æ)	1,030	88	Retrophin, Inc. (Æ)	14,697	422
Encompass Health Corp. (Æ)	11,588	903	Sangamo BioSciences, Inc. (Æ)(Ñ)	5,935	101
Ensign Group, Inc. (The)	24,550	931	SeaSpine Holdings Corp. (Æ)	26,458	412
Esperion Therapeutics, Inc. (Æ)	876	39	Select Medical Holdings Corp. (Æ)	9,486	175
FibroGen, Inc. (Æ)	3,152	191	Sientra, Inc. (Æ)	4,044	97
GenMark Diagnostics, Inc. (Æ)	16,707	123	Spark Therapeutics, Inc. (Æ)	1,663	91
Genomic Health, Inc. (Æ)	2,046	144	STAAR Surgical Co. (Æ)	2,393	115
Global Blood Therapeutics, Inc. (Æ)	1,878	71	Steris PLC	5,974	683
Globus Medical, Inc. Class A(Æ)	5,223	296	Supernus Pharmaceuticals, Inc. (Æ)	12,037	606
HealthEquity, Inc. (Æ)	1,799	170	Surmodics, Inc. (Æ)	3,820	285
Heron Therapeutics, Inc. (Æ)	2,088	66	Tabula Rasa HealthCare, Inc. (Æ)	6,124	497
ICU Medical, Inc. (Æ)	413	117	Tactile Systems Technology, Inc. (Æ)	10,651	757
Inogen, Inc. (Æ)	3,819	932	Teladoc Health, Inc. (Æ)	3,143	271
Insmed, Inc. (Æ)	3,080	62	Tilray, Inc. Class 2(Æ)(Ñ)	1,226	176
Insulet Corp. (Æ)	946	100	Triple-S Management Corp. Class B(Æ)	3,878	73
Integra LifeSciences Holdings Corp. (Æ)	10,950	721	Ultragenyx Pharmaceutical, Inc. (Æ)	3,511	268
Intersect ENT, Inc. (Æ)	2,248	65	US Physical Therapy, Inc.	5,877	697
Invitae Corp. (Æ)	7,512	126	Utah Medical Products, Inc.	5,118	482
iRadimed Corp. (Æ)(Ñ)	3,072	114	Varex Imaging Corp. (Æ)	12,704	364
Ironwood Pharmaceuticals, Inc. Class A(Æ)	13,224	244	Veracyte, Inc. (Æ)	13,491	129
Jazz Pharmaceuticals PLC(Æ)	2,395	403	Vericel Corp. (Æ)	27,556	390
K2M Group Holdings, Inc. (Æ)	30,958	847	ViewRay, Inc. (Æ)(Ñ)	43,142	404
Lannett Co. , Inc. (Æ)(Ñ)	38,394	182	Viking Therapeutics, Inc. (Æ)	6,239	109
LeMaitre Vascular, Inc.	2,193	85	Voyager Therapeutics, Inc. (Æ)	2,537	48
LHC Group, Inc. (Æ)	11,216	1,155
Ligand Pharmaceuticals, Inc. Class B(Æ)	5,092	1,399

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 11

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Wright Medical Group NV(Æ)	4,074	118	Advanced Energy Industries, Inc. (Æ)	1,216	63
		34,380	AECOM(Æ)	16,278	532
			Aegion Corp. Class A(Æ)	15,572	395
Materials and Processing - 8.8%			Allied Motion Technologies, Inc.	8,498	463
AAON, Inc.	2,238	85	AquaVenture Holdings, Ltd. (Æ)	4,825	87
Apogee Enterprises, Inc.	52,416	2,166	ASGN, Inc. (Æ)	7,945	627
Armstrong Flooring, Inc. (Æ)	19,846	359	Astec Industries, Inc.	1,514	76
Armstrong World Industries, Inc. (Æ)	4,526	315	Atlas Air Worldwide Holdings, Inc. (Æ)	21,685	1,382
B2Gold Corp. (Æ)	50,641	116	AZZ, Inc.	15,092	762
Beacon Roofing Supply, Inc. (Æ)	2,520	91	Babcock & Wilcox Co. (The) Class W(Æ)	12,986	812
Belden, Inc.	751	54	Badger Meter, Inc.	10,909	578
Bemis Co. , Inc.	29,240	1,421	Barrett Business Services, Inc.	2,142	143
Cabot Microelectronics Corp.	5,515	569	BG Staffing, Inc.	9,249	252
Century Aluminum Co. (Æ)	7,722	92	Brink's Co. (The)	6,923	483
Chase Corp.	411	49	Cactus, Inc. Class A(Æ)	4,847	186
Comfort Systems USA, Inc.	15,383	868	Colfax Corp. (Æ)	6,484	234
Commercial Metals Co.	55,461	1,138	Columbus McKinnon Corp.	2,151	85
Compass Minerals International, Inc.	19,456	1,307	Construction Partners, Inc. Class A(Æ)	4,490	54
Ferroglobe PLC	49,565	405	Convergys Corp.	2,871	68
FutureFuel Corp.	7,489	139	Covanta Holding Corp.	59,281	963
GCP Applied Technologies, Inc. (Æ)	5,279	140	Covenant Transportation Group, Inc. Class
Ingevity Corp. (Æ)	9,106	928	A(Æ)	4,072	118
Innospec, Inc.	2,253	173	CPI Aerostructures, Inc. (Æ)	7,055	59
Insteel Industries, Inc.	16,555	594	CRA International, Inc.	8,887	446
Interface, Inc. Class A	22,988	537	DMC Global, Inc. (Æ)	3,874	158
KMG Chemicals, Inc.	3,516	266	DXP Enterprises, Inc. (Æ)	2,405	96
LB Foster Co. Class A(Æ)	8,563	176	Dycom Industries, Inc. (Æ)	2,590	219
Luxfer Holdings PLC	19,353	450	Exponent, Inc.	18,462	990
Materion Corp.	1,591	96	Flir Systems, Inc.	5,665	348
Mueller Water Products, Inc. Class A	50,617	583	Forrester Research, Inc.	1,691	78
Neenah Paper, Inc.	6,224	537	Gorman-Rupp Co. (The)	1,619	59
NewMarket Corp.	972	394	GP Strategies Corp. (Æ)	7,872	133
Omega Flex, Inc.	736	52	Granite Construction, Inc.	8,669	396
Owens-Illinois, Inc. (Æ)	36,014	677	Great Lakes Dredge & Dock Corp. (Æ)	45,546	282
Patrick Industries, Inc. (Æ)	1,081	64	Greenbrier Cos. , Inc.	4,543	273
PGT Innovations, Inc. (Æ)	19,152	414	Hackett Group, Inc. (The)	6,852	138
PH Glatfelter Co.	2,242	43	Healthcare Services Group, Inc.	11,882	483
Platform Specialty Products Corp. (Æ)	64,174	800	HEICO Corp.	10,612	983
Quaker Chemical Corp.	4,882	987	Heidrick & Struggles International, Inc.	2,347	79
Quanex Building Products Corp.	13,947	254	HNI Corp.	17,669	782
Rayonier Advanced Materials, Inc.	35,016	645	Hurco Cos. , Inc.	1,809	82
Ryerson Holding Corp. (Æ)	9,987	113	KBR, Inc.	78,326	1,654
Scotts Miracle-Gro Co. (The) Class A	2,267	178	Kelly Services, Inc. Class A	3,783	91
Silgan Holdings, Inc.	42,580	1,184	Kennametal, Inc.	5,296	231
Simpson Manufacturing Co. , Inc.	2,204	160	Kimball International, Inc. Class B	11,881	199
SiteOne Landscape Supply, Inc. (Æ)	4,634	349	KLX, Inc. (Æ)	14,351	901
Trex Co. , Inc. (Æ)	1,588	122	Kornit Digital, Ltd. (Æ)	24,043	527
Triton International, Ltd.	1,501	50	Littelfuse, Inc.	2,818	558
Tronox, Ltd. Class A	12,795	153	Lydall, Inc. (Æ)	11,015	475
United States Steel Corp.	16,610	506	Manitowoc Co. , Inc. (The)(Æ)	21,702	521
US Concrete, Inc. (Æ)(Ñ)	14,278	655	Marlin Business Services Corp.	2,454	71
US Silica Holdings, Inc.	2,866	54	Marten Transport, Ltd.	10,217	215
Valvoline, Inc.	22,197	477	MasTec, Inc. (Æ)	11,672	521
Venator Materials PLC(Æ)	12,861	116	MAXIMUS, Inc.	6,297	410
Versum Materials, Inc.	14,794	533	Milacron Holdings Corp. (Æ)	2,223	45
		22,634	Mitek Systems, Inc. (Æ)	13,537	95
			Modine Manufacturing Co. (Æ)	6,415	96
Producer Durables - 12.2%			NACCO Industries, Inc. Class A	2,580	84
ABM Industries, Inc.	27,494	887	NV5 Global, Inc. (Æ)	3,782	328
ACCO Brands Corp.	71,874	812	Old Dominion Freight Line, Inc.	2,684	433

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Primoris Services Corp.	6,174	153	Everbridge, Inc. (Æ)	5,894	340
Radiant Logistics, Inc. (Æ)	13,199	78	Fabrinet(Æ)	3,556	165
Raven Industries, Inc.	2,624	120	Finisar Corp. (Æ)	15,289	291
Ryder System, Inc.	7,816	571	FireEye, Inc. (Æ)	59,098	1,005
Saia, Inc. (Æ)	5,637	431	Five9, Inc. (Æ)	37,455	1,635
Ship Finance International, Ltd.	7,330	102	Fusion Connect, Inc. (Æ)(Ñ)	51,908	133
SkyWest, Inc.	3,511	207	Global Eagle Entertainment, Inc. (Æ)	23,659	67
Spartan Motors, Inc.	16,953	250	Graham Corp.	2,718	77
Standex International Corp.	5,319	555	Hortonworks, Inc. (Æ)	9,846	225
Steelcase, Inc. Class A	88,180	1,631	II-VI, Inc. (Æ)	1,165	55
Sun Hydraulics Corp.	2,589	142	Immersion Corp. (Æ)	11,155	118
Sykes Enterprises, Inc. (Æ)	3,386	103	Insight Enterprises, Inc. (Æ)	4,702	254
TopBuild Corp. (Æ)	1,022	58	InterDigital, Inc.	781	62
Tutor Perini Corp. (Æ)	8,434	159	InterXion Holding NV(Æ)	1,573	106
UniFirst Corp.	431	75	Kimball Electronics, Inc. (Æ)	24,889	489
Vishay Precision Group, Inc. (Æ)	13,515	505	Leaf Group, Ltd. (Æ)	30,858	309
WageWorks, Inc. (Æ)	13,826	591	Limelight Networks, Inc. (Æ)	66,774	335
Watts Water Technologies, Inc. Class A	4,052	336	LivePerson, Inc. (Æ)	3,902	101
Welbilt, Inc. (Æ)	21,571	450	LiveRamp Holdings, Inc. (Æ)	5,830	288
Willscot Corp. (Æ)(Ñ)	23,158	397	MACOM Technology Solutions Holdings, Inc.
WNS Holdings, Ltd. - ADR(Æ)	6,876	349	(Æ)(Ñ)	5,127	106
YRC Worldwide, Inc. (Æ)	65,735	590	ManTech International Corp. Class A	2,329	147
		31,454	Meet Group, Inc. (Æ)	20,796	103
			Mercury Systems, Inc. (Æ)	2,290	127
Technology - 12.8%			Methode Electronics, Inc.	4,184	151
ACM Research, Inc. Class A(Æ)	5,591	62	Mimecast, Ltd. (Æ)	6,409	268
ADTRAN, Inc.	40,488	715	Monotype Imaging Holdings, Inc.	8,838	179
Altair Engineering, Inc. Class A(Æ)	2,979	129	NAPCO Security Technologies, Inc. (Æ)	4,729	71
American Software, Inc. Class A	4,266	52	NCR Corp. (Æ)	21,936	623
Anixter International, Inc. (Æ)	2,044	144	NETGEAR, Inc. (Æ)	3,608	227
Apptio, Inc. Class A(Æ)	12,974	480	NetScout Systems, Inc. (Æ)	3,368	85
Aquantia Corp. (Æ)	23,946	306	Nice, Ltd. - ADR(Æ)	3,525	404
Asure Software, Inc. (Æ)(Ñ)	16,162	201	Novanta, Inc. (Æ)	2,633	180
Avaya Holdings Corp. (Æ)	30,731	680	PC Connection, Inc.	4,918	191
AVX Corp.	5,301	96	PC-Telephone, Inc. (Æ)	19,866	92
Axcelis Technologies, Inc. (Æ)	7,490	147	Perficient, Inc. (Æ)	31,478	839
Bandwidth, Inc. Class A(Æ)	3,673	197	Perspecta, Inc.	24,472	629
Benchmark Electronics, Inc.	5,130	120	PlayAGS, Inc. (Æ)	46,231	1,362
Blackline, Inc. (Æ)	7,111	402	Plexus Corp. (Æ)	1,080	63
Blucora, Inc. (Æ)	3,574	144	Power Integrations, Inc.	8,042	508
Bottomline Technologies, Inc. (Æ)	10,324	751	Proofpoint, Inc. (Æ)	5,520	587
Box, Inc. Class A(Æ)(Ñ)	16,235	388	Q2 Holdings, Inc. (Æ)	2,060	125
CACI International, Inc. Class A(Æ)	852	157	Quantenna Communications, Inc. (Æ)	30,615	565
CalAmp Corp. (Æ)	35,484	850	Rapid7, Inc. (Æ)	3,100	114
Carbonite, Inc. (Æ)	27,322	974	RealPage, Inc. (Æ)	13,584	895
Cars. com, Inc. (Æ)	11,889	328	Roku, Inc. (Æ)	6,603	482
Castlight Health, Inc. Class B(Æ)	43,110	116	Sanmina Corp. (Æ)	5,308	147
Cirrus Logic, Inc. (Æ)	2,017	78	ScanSource, Inc. (Æ)	4,699	187
Cloudera, Inc. (Æ)	12,938	228	Semtech Corp. (Æ)	2,586	144
Cohu, Inc.	4,366	110	ShotSpotter, Inc. (Æ)	14,865	911
CommVault Systems, Inc. (Æ)	2,541	178	Silicon Laboratories, Inc. (Æ)	726	67
Conduent, Inc. (Æ)	38,329	863	Simulations Plus, Inc.	3,348	68
Cornerstone OnDemand, Inc. (Æ)	9,302	528	Super Micro Computer, Inc. (Æ)	74,406	1,534
Coupa Software, Inc. (Æ)	3,689	292	Switch, Inc. Class A(Ñ)	24,909	269
Cree, Inc. (Æ)	1,324	50	SYNNEX Corp.	4,408	373
Cypress Semiconductor Corp.	17,189	249	Tech Data Corp. (Æ)	790	57
Diodes, Inc. (Æ)	4,582	153	TechTarget, Inc. (Æ)	6,206	121
Electro Scientific Industries, Inc. (Æ)	9,381	164	Twilio, Inc. Class A(Æ)	3,001	259
Ellie Mae, Inc. (Æ)	853	81	Ultra Clean Holdings(Æ)	12,280	154
Entegris, Inc.	2,158	62	Universal Display Corp.	2,841	335

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 13

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($) or		Value			Amount ($) or	Value
	Shares		$			Shares	$
USA Technologies, Inc. (Æ)	51,924		374		Other Securities - 4.4%
Varonis Systems, Inc. (Æ)	10,297		754		U. S. Cash Collateral Fund(×)(@)	11,431,200(8)	11,431
Verint Systems, Inc. (Æ)	1,202		60		Total Other Securities
ViaSat, Inc. (Æ)(Ñ)	930		59		(cost $11,431)		11,431
Vishay Intertechnology, Inc.	9,054		184
Xperi Corp.	68,676		1,020		Total Investments 104.5%
Yelp, Inc. Class A(Æ)	1,390		68		(identified cost $231,927)		269,259
Zynga, Inc. Class A(Æ)	23,506		94
			32,892		Other Assets and Liabilities, Net
				-	(4.5%)		(11,553)
Utilities - 4.9%					Net Assets - 100.0%		257,706
Algonquin Power & Utilities Corp.	51,046		529
Allete, Inc.	2,235		168
American States Water Co.	9,040		553
Antero Midstream GP LP	31,310		530
Avista Corp.	2,825		143
Boingo Wireless, Inc. (Æ)	44,659		1,560
California Water Service Group	4,276		183
Chesapeake Utilities Corp.	1,052		88
Clearway Energy, Inc. (Æ)	37,388		713
Cogent Communications Holdings, Inc.	11,187		624
Consolidated Water Co. , Ltd.	2,918		40
El Paso Electric Co.	2,684		154
Enerplus Corp.	10,403		128
Extraction Oil & Gas, Inc. (Æ)	3,976		45
GCI Liberty, Inc. Class A(Æ)	19,479		994
Gogo, Inc. (Æ)(Ñ)	20,501		106
Idacorp, Inc.	2,252		223
j2 Global, Inc.	8,459		701
Midstates Petroleum Co. , Inc. (Æ)	25,823		230
New Jersey Resources Corp.	4,001		184
Northwest Natural Holding Co.	1,663		111
NorthWestern Corp.	2,016		118
ONE Gas, Inc.	2,727		224
Ormat Technologies, Inc.	1,412		76
Penn Virginia Corp. (Æ)	761		61
PNM Resources, Inc.	2,407		95
Portland General Electric Co.	2,494		114
Resolute Energy Corp. (Æ)(Ñ)	6,987		264
RingCentral, Inc. Class A(Æ)	8,344		776
SJW Group	726		44
South Jersey Industries, Inc.	12,206		431
Southwest Gas Holdings, Inc.	1,881		149
Spire, Inc.	12,924		952
Spok Holdings, Inc.	12,240		188
Vistra Energy Corp. (Æ)	11,027		274
Vonage Holdings Corp. (Æ)	35,992		510
Whiting Petroleum Corp. (Æ)	2,890		153
WildHorse Resource Development Corp. (Æ)	3,923		93
			12,529

Total Common Stocks
(cost $213,699)			251,032

Short-Term Investments - 2.7%
U. S. Cash Management Fund(@)	6,796,302	(8)	6,796
Total Short-Term Investments
(cost $6,797)			6,796

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.3%
Full House Resorts, Inc.	12/11/17	98,232		3.54	348	283
JER Investment Trust, Inc.	05/27/04	1,771		82.03	145	—
Superior Uniform Group, Inc.	07/23/15	25,394		21.93	557	483
						766
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Value and
						Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date		$
Long Positions
Russell 2000 E-Mini Index Futures	9	USD	765	12/18		(6)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(6)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$38,015	$—	$—	$—	$38,015
Consumer Staples	10,401	—	—	—	10,401
Energy	11,748	—	—	—	11,748
Financial Services	56,979	—	—	—	56,979
Health Care	34,380	—	—	—	34,380
Materials and Processing	22,634	—	—	—	22,634
Producer Durables	31,454	—	—	—	31,454
Technology	32,892	—	—	—	32,892
Utilities	12,529	—	—	—	12,529
Short-Term Investments	—	—	—	6,796	6,796
Other Securities	—	—	—	11,431	11,431
Total Investments	251,032	—	—	18,227	269,259

Other Financial Instruments
Liabilities
Futures Contracts	(6)	—	—	—	(6)
Total Other Financial Instruments*	$(6)	$—	$—	$—	$(6)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 15

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.9%			Canadian National Railway Co.	6,938	623
Australia - 2.8%			Canadian Natural Resources, Ltd.	16,191	529
AGL Energy, Ltd.	28,346	401	Canadian Tire Corp. , Ltd. Class A	1,500	176
Aristocrat Leisure, Ltd.	67,404	1,378	Celestica, Inc. (Æ)	56,029	607
Australia & New Zealand Banking			CGI Group, Inc. Class A(Æ)	16,400	1,057
Group, Ltd. - ADR	8,664	176	Constellation Software, Inc.	1,000	735
BlueScope Steel, Ltd.	6,500	80	Empire Co. , Ltd. Class A	44,500	811
Brambles, Ltd.	13,498	106	Encana Corp.	53,287	698
Coca-Cola Amatil, Ltd.	46,300	327	First Quantum Minerals, Ltd.	36,174	412
Commonwealth Bank of Australia - ADR	10,890	562	George Weston, Ltd.	500	38
Computershare, Ltd.	17,800	256	Granite Real Estate Investment Trust(ö)	1,900	82
Crown Resorts, Ltd.	2,500	25	Great-West Lifeco, Inc.	3,963	96
CSL, Ltd.	8,221	1,188	Healthcare Realty Trust, Inc. (Æ)	11,800	182
Macquarie Group, Ltd.	18,867	1,707	Intact Financial Corp.	1,318	110
Mirvac Group(ö)	312,100	544	Loblaw Cos. , Ltd.	9,300	478
National Australia Bank, Ltd. - ADR	6,643	134	Manulife Financial Corp.	15,188	271
Newcrest Mining, Ltd.	53,000	742	Methanex Corp.	300	24
Qantas Airways, Ltd. (Æ)	42,758	182	National Bank of Canada	3,700	185
QBE Insurance Group, Ltd.	3,000	24	Nutrien, Ltd.	20,524	1,184
REA Group, Ltd.	2,200	137	Open Text Corp.	2,000	76
Sandfire Resources NL	10,562	57	RioCan Real Estate Investment Trust(ö)	16,400	313
Stockland(ö)	54,500	163	Rogers Communications, Inc. Class B	22,781	1,172
Telstra Corp. , Ltd.	58,391	134	Royal Bank of Canada - GDR	17,987	1,442
Treasury Wine Estates, Ltd.	60,875	766	Sun Life Financial, Inc.	11,324	450
Vicinity Centres(Æ)(ö)	235,200	445	TELUS Corp.	800	29
Wesfarmers, Ltd. (Æ)	41,383	1,489	TFI International, Inc. (Æ)	4,400	160
Westpac Banking Corp.	9,071	183	Toronto Dominion Bank	37,339	2,268
Woolworths Group, Ltd.	21,911	444	West Fraser Timber Co. , Ltd.	1,600	91
		11,650			16,993

Austria - 0.5%			China - 2.1%
ams AG(Æ)	5,946	332	Alibaba Group Holding, Ltd. - ADR(Æ)	5,772	951
Andritz AG	20,174	1,177	China Resources Power Holdings Co. ,
Erste Group Bank AG(Æ)	7,634	317	Ltd.	655,910	1,154
Immofinanz AG(Æ)	3,824	100	Lenovo Group, Ltd.	4,192,938	3,063
OMV AB	1,628	91	New Oriental Education & Technology
Voestalpine AG	4,135	189	Group - ADR(Æ)	4,690	347
		2,206	Ping An Insurance Group Co. of China,
			Ltd. Class H	191,966	1,951
Belgium - 1.2%			Sunny Optical Technology Group Co. ,
Ageas	21,602	1,161	Ltd.	32,499	375
Anheuser-Busch InBev SA	3,368	295	Tencent Holdings, Ltd.	19,589	809
Cie d'Entreprises CFE	818	99			8,650
Colruyt SA(Ñ)	2,318	131
Groupe Bruxelles Lambert SA	1,585	166	Denmark - 1.9%
KBC Groep NV	20,017	1,487	AP Moller - Maersk A/S Class B	1,971	2,767
Proximus	6,902	165	Carlsberg A/S Class B	6,230	747
Solvay SA	1,464	196	Danske Bank A/S	36,813	965
UCB SA	11,827	1,062	DSV A/S	8,350	758
		4,762	GN Store Nord A/S	180	9
			H Lundbeck A/S	10,297	635
Bermuda - 0.0%			Jyske Bank A/S	1,145	55
Gulf Keystone Petroleum, Ltd. (Æ)	17,467	66	Novo Nordisk A/S Class B	12,754	600

Canada - 4.1%			Pandora A/S	2,336	146
Bank of Montreal	10,917	901	Rockwool International A/S Class B	25	11
Bank of Nova Scotia (The)	3,699	220	Scandinavian Tobacco Group A/S(Þ)	70,784	1,087
BCE, Inc.	5,200	211			7,780

BRP, Inc.	4,000	188	Finland - 0.6%
CAE, Inc.	32,800	666	Fortum OYJ	10,176	255
Canadian Imperial Bank of Commerce	5,421	508	Kesko OYJ Class B	1,502	82

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 17

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Outokumpu OYJ	19,216	113	Continental AG	923	161
Sampo OYJ Class A	3,443	178	Covestro AG(Þ)	12,453	1,009
Stora Enso OYJ Class R	11,289	216	Daimler AG	6,385	402
Tikkurila OYJ	24,844	389	Deutsche Bank AG	11,357	130
UPM-Kymmene OYJ	29,235	1,145	Deutsche Boerse AG	12,882	1,726
Valmet OYJ	390	9	Deutsche Pfandbriefbank AG(Þ)	2,030	30
		2,387	Deutsche Telekom AG	48,575	783
			Deutsche Wohnen SE	4,039	194
France - 9.7%			GEA Group AG	39,195	1,396
Air Liquide SA Class A	18,453	2,423	Hannover Rueck SE	1,868	264
Arkema SA	908	112	Hapag-Lloyd AG(Þ)	2,140	81
Atos SE	2,501	297	HeidelbergCement AG	12,452	973
AXA SA	13,124	352	Hochtief AG	2,041	338
BNP Paribas SA	15,444	944	Infineon Technologies AG - ADR	26,821	609
Bouygues SA - ADR	18,731	809	Muenchener Rueckversicherungs-
Bureau Veritas SA	27,692	714	Gesellschaft AG in Muenchen	8,368	1,854
Carrefour SA	7,053	135	SAP SE - ADR	18,899	2,324
Christian Dior SE	425	182	Scout24 AG(Þ)	1,350	63
Cie de Saint-Gobain	5,182	223	Siemens AG	14,802	1,895
Credit Agricole SA	81,283	1,168	Siemens Healthineers AG(Æ)(Þ)	16,740	736
Danone SA	25,781	1,996	Siltronic AG	1,205	148
Dassault Aviation SA	608	1,124	Software AG	240	11
Eiffage SA	670	75	Talanx AG	450	17
Engie SA	74,064	1,088	TUI AG	31,929	612
Essilor International SA	3,704	548	Uniper SE	5,045	155
Hermes International	2,144	1,418	Vonovia SE	3,866	189
Kering	1,130	605	Wacker Chemie AG	237	30
L'Oreal SA	9,537	2,297	Zalando SE(Æ)(Þ)	14,182	551
LVMH Moet Hennessy Louis Vuitton					22,337
SE - ADR	2,202	777
Mercialys SA(ö)	5,811	94	Hong Kong - 3.0%
Natixis SA	23,693	161	AIA Group, Ltd.	153,144	1,368
Orange SA - ADR	17,769	284	China Mobile, Ltd.	144,097	1,414
Pernod Ricard SA	1,492	245	CK Asset Holdings, Ltd.	204,351	1,525
Peugeot SA	28,502	766	CK Hutchison Holdings Ltd	197,078	2,260
Publicis Groupe SA - ADR	37,034	2,209	CLP Holdings, Ltd.	21,500	252
Renault SA	2,664	230	Galaxy Entertainment Group, Ltd.	35,000	219
Rexel SA Class H	142,195	2,134	Hang Seng Bank, Ltd.	49,327	1,332
Safran SA	13,246	1,854	HKT Trust & HKT, Ltd.	172,000	236
Sanofi - ADR	49,525	4,417	Hongkong Land Holdings, Ltd. (Þ)	35,400	234
Schneider Electric SE	30,535	2,456	Hysan Development Co. , Ltd.	27,000	136
SCOR SE - ADR	27,033	1,255	Link(ö)	110,500	1,088
Societe Generale SA	10,731	461	Melco Crown Entertainment, Ltd. - ADR	25,444	538
Television Francaise 1	5,013	53	Swire Pacific, Ltd. Class A	93,000	1,019
Thales SA	6,728	955	Techtronic Industries Co. , Ltd.	80,771	516
Total SA	39,554	2,553	WH Group, Ltd. (Þ)	219,500	155
Unibail-Rodamco-Westfield	820	165	Wheelock & Co. , Ltd.	24,000	144
Vallourec SA(Æ)(Ñ)	148,982	875			12,436
Vicat SA	18,280	1,112
Vinci SA	4,082	388	India - 1.2%
		39,954	HDFC Bank, Ltd. - ADR	26,859	2,528
			Infosys, Ltd. - ADR	225,902	2,297
Germany - 5.4%					4,825
Adidas AG	6,134	1,502
Allianz SE	3,811	849	Indonesia - 0.2%
AURELIUS Equity Opportunities SE &			Bank Central Asia Tbk PT	551,295	893
Co. KGaA	711	38
BASF SE	4,603	409	Ireland - 0.8%
Bayer AG	4,273	380	Bank of Ireland Group PLC	141,415	1,082
Bayerische Motoren Werke AG	15,851	1,428	CRH PLC	7,610	249
Beiersdorf AG	9,303	1,050	Medtronic PLC	6,743	663

See accompanying notes which are an integral part of this quarterly report.

18 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ryanair Holdings PLC - ADR(Æ)	4,014	386	Dai Nippon Printing Co. , Ltd.	22,600	526
Willis Towers Watson PLC(Æ)	5,106	720	Dai-ichi Life Holdings, Inc.	61,150	1,273
		3,100	Daiichi Sankyo Co. , Ltd.	9,900	429
			Daikin Industries, Ltd.	3,400	453
Israel - 1.1%			Daiseki Co. , Ltd.	16,900	467
Azrieli Group, Ltd.	1,631	84	Daito Trust Construction Co. , Ltd.	2,400	309
Bank Hapoalim BM	104,047	761	Daiwa House Industry Co. , Ltd.	8,700	258
Bank Leumi Le-Israel BM	202,902	1,338	Daiwa Securities Group, Inc.	31,000	188
Bezeq The Israeli Telecommunication			Denso Corp.	4,000	211
Corp. , Ltd.	79,276	91	Dentsu, Inc.	1,200	56
Check Point Software Technologies, Ltd.			Dip Corp.	400	10
(Æ)	5,800	682	DMG Mori Seiki Co. , Ltd.	1,100	18
Israel Discount Bank, Ltd. Class A	16,000	53	East Japan Railway Co.	1,300	121
Mizrahi Tefahot Bank, Ltd.	5,450	95	Ebara Corp.	36,400	1,256
Nice, Ltd. (Æ)	6,670	764	Eisai Co. , Ltd.	12,840	1,250
Plus500, Ltd.	5,661	98	FamilyMart UNY Holdings Co. , Ltd.	300	31
Taro Pharmaceutical Industries, Ltd.			FANUC Corp.	1,905	359
(Æ)(Ñ)	1,211	119	Fuji Media Holdings, Inc.	9,300	165
Teva Pharmaceutical Industries, Ltd.	14,548	316	Fujitsu, Ltd.	39,400	2,805
		4,401	Hakuhodo DY Holdings, Inc.	600	11
			Hazama Ando Corp.	10,600	81
Italy - 2.3%			Hitachi Capital Corp.	7,200	201
ACEA SpA	6,641	100	Hitachi Metals, Ltd.	125,200	1,550
Assicurazioni Generali SpA	15,928	275	Hitachi, Ltd.	32,200	1,094
ASTM SpA	700	15	Honda Motor Co. , Ltd.	133,700	4,047
Atlantia SpA	3,171	66	Hoya Corp.	18,900	1,122
Davide Campari-Milano SpA	61,505	524	Icom, Inc.	13,300	289
Enel SpA	539,185	2,754	Iida Group Holdings Co. , Ltd.	35,100	624
ENI SpA - ADR	37,201	701	Inpex Corp.	255,000	3,173
FinecoBank Banca Fineco SpA	41,698	557	Isetan Mitsukoshi Holdings, Ltd.	2,900	36
Intesa Sanpaolo SpA	70,167	179	Isuzu Motors, Ltd.	121,200	1,909
Moncler SpA	9,127	393	ITOCHU Corp.	46,700	855
Parmalat SpA	24,114	80	Japan Post Bank Co. , Ltd.	20,600	243
Saipem SpA(Æ)	351,786	2,164	Japan Post Holdings Co. , Ltd.	102,600	1,221
Snam Rete Gas SpA	36,633	152	Japan Post Insurance Co. , Ltd.	11,000	261
Telecom Italia SpA(Æ)	830,901	504	Japan Tobacco, Inc.	23,200	606
UniCredit SpA	77,769	1,165	JFE Holdings, Inc.	18,000	411
		9,629	JSR Corp.	14,900	278

Japan – 18.4%			JX Holdings, Inc.	120,800	911
77 Bank, Ltd. (The)	1,000	24	Kajima Corp.	9,000	131
Advantest Corp.	23,367	491	Kansai Electric Power Co. , Inc. (The)	17,000	256
Aisin Seiki Co. , Ltd.	3,000	146	Kao Corp.	10,100	816
Alfresa Holdings Corp.	15,000	401	Kawasaki Heavy Industries, Ltd.	6,000	169
Aozora Bank, Ltd.	6,000	214	KDDI Corp.	30,500	843
Asahi Glass Co. , Ltd.	11,400	473	Kirin Holdings Co. , Ltd.	20,500	525
Asahi Group Holdings, Ltd.	6,700	290	Kitagawa Industries Co. , Ltd. (Å)	10,600	139
Asahi Kasei Corp.	18,000	273	Kobe Steel, Ltd.	15,900	141
Astellas Pharma, Inc.	82,600	1,441	Komatsu, Ltd.	18,760	571
Benesse Holdings, Inc.	1,100	31	Kyushu Railway Co.	22,800	694
BML, Inc.	39,700	1,208	Makino Milling Machine Co. , Ltd.	600	26
Bridgestone Corp.	20,000	756	Marubeni Corp.	34,400	315
Canon, Inc.	4,200	133	Maruha Nichiro Corp.	3,000	111
Central Japan Railway Co.	1,400	292	Mazda Motor Corp.	16,900	203
Century Tokyo Leasing Corp.	4,200	261	McDonald's Holdings Co. Japan, Ltd.	900	39
Chiba Bank, Ltd. (The)	33,000	225	Medipal Holdings Corp.	3,100	65
Chubu Electric Power Co. , Inc.	24,300	368	Mitsubishi Chemical Holdings Corp.	24,700	236
Coca-Cola Bottlers Japan Holdings, Inc.	1,600	43	Mitsubishi Corp.	12,900	398
Concordia Financial Group, Ltd.	56,200	275	Mitsubishi Electric Corp.	10,600	145
Cosel Co. , Ltd.	30,700	350	Mitsubishi Gas Chemical Co. , Inc.	400	9
Credit Saison Co. , Ltd.	17,900	292	Mitsubishi Heavy Industries, Ltd.	9,400	363

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 19

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsubishi Materials Corp.	5,700	170	Toho Holdings Co. , Ltd.	16,200	430
Mitsubishi UFJ Financial Group, Inc.	277,800	1,729	Toho Zinc Co. , Ltd.	1,100	44
Mitsubishi UFJ Lease & Finance Co. ,			Tohoku Electric Power Co. , Inc.	26,800	364
Ltd.	31,900	188	Tokio Marine Holdings, Inc.	24,900	1,236
Mitsui & Co. , Ltd.	19,600	348	Tokuyama Corp.	2,500	69
Mitsui OSK Lines, Ltd.	2,400	70	Tokyo Electric Power Co. Holdings, Inc.
Mixi, Inc.	500	12	(Æ)	41,600	204
Mizuho Financial Group, Inc.	162,800	284	Tokyo Gas Co. , Ltd.	15,000	369
Morinaga Milk Industry Co. , Ltd.	1,700	46	Toppan Printing Co. , Ltd.	19,500	313
MS&AD Insurance Group Holdings, Inc.	31,900	1,062	Toray Industries, Inc.	17,000	128
NH Foods, Ltd.	6,200	229	Toshiba Corp. (Æ)	3,100	90
Nidec Corp.	4,450	640	Toyo Seikan Group Holdings, Ltd.	9,300	193
Nintendo Co. , Ltd.	1,910	697	Toyota Industries Corp.	4,100	243
Nippon Carbon Co. , Ltd.	400	28	Toyota Motor Corp.	24,500	1,520
Nippon Express Co. , Ltd.	2,100	138	Toyota Tsusho Corp.	6,200	234
Nippon Sheet Glass Co. , Ltd.	11,000	120	Transcosmos, Inc.	19,300	488
Nippon Steel & Sumitomo Metal Corp.	4,300	91	Tsugami Corp.	1,000	10
Nippon Suisan Kaisha, Ltd.	4,400	29	West Japan Railway Co.	15,200	1,060
Nippon Telegraph & Telephone Corp.	31,603	1,428	Yahoo! Japan Corp.	359,700	1,295
Nippon Yusen	15,200	286	Yamada Denki Co. , Ltd. (Ñ)	55,100	279
Nissan Motor Co. , Ltd.	27,100	254	Yamaguchi Financial Group, Inc.	22,000	240
Nisshinbo Holdings, Inc.	800	10			75,810
Nitto FC Co. , Ltd. (Ñ)	12,200	82
Nomura Holdings, Inc.	55,000	261	Jersey - 0.1%
NTT Data Corp.	29,900	414	Shire PLC - ADR	3,740	226
NTT DOCOMO, Inc.	51,900	1,396
Oji Holdings Corp.	39,000	283	Luxembourg - 0.4%
OKUMA Corp.	200	11	Aperam SA	2,499	115
Ono Pharmaceutical Co. , Ltd.	22,500	636	ArcelorMittal SA(Æ)	12,065	374
Oriental Land Co. , Ltd.	3,200	335	RTL Group SA	1,148	82
ORIX Corp.	32,400	525	Spotify Technology SA(Æ)	6,124	1,107
Osaka Gas Co. , Ltd.	8,400	164			1,678

Qol Co. , Ltd.	28,900	633	Macao - 0.1%
Resona Holdings, Inc.	19,800	111	Sands China, Ltd.	122,425	548
SBI Holdings, Inc.	1,600	50
Secom Co. , Ltd.	13,300	1,084	Mexico - 0.2%
Secom Joshinetsu Co. , Ltd. (Å)	7,000	211	Grupo Televisa SAB - ADR	48,555	861
Sekisui House, Ltd.	12,900	197
Seven & i Holdings Co. , Ltd.	10,600	472	Netherlands - 4.0%
Shin-Etsu Chemical Co. , Ltd.	5,235	464	Aalberts Industries NV	2,635	112
Shiseido Co. , Ltd.	2,400	186	ABN AMRO Group NV(Þ)	20,370	555
Shizuoka Bank, Ltd. (The)	900	8	Aegon NV	26,355	171
Showa Corp.	2,400	37	AerCap Holdings NV(Æ)	7,391	425
Showa Denko KK	3,700	204	ASML Holding NV	8,519	1,591
SMC Corp.	1,270	407	Exor NV	4,046	271
SoftBank Group Corp.	2,700	273	Ferrari NV	3,121	428
Sojitz Corp.	86,100	311	HAL Trust	837	146
Sompo Japan Nipponkoa Holdings, Inc.	31,100	1,325	Heineken NV	16,055	1,503
Sony Corp.	25,610	1,571	ING Groep NV	141,545	1,835
Sumitomo Chemical Co. , Ltd.	25,000	146	InterXion Holding NV(Æ)	6,119	412
Sumitomo Corp.	21,300	355	Koninklijke Ahold Delhaize NV	58,631	1,344
Sumitomo Electric Industries, Ltd.	6,600	104	Koninklijke KPN NV	322,088	850
Sumitomo Heavy Industries, Ltd.	5,300	189	NN Group NV	18,280	814
Sumitomo Metal Mining Co. , Ltd.	5,000	175	Royal Dutch Shell PLC Class A	134,918	4,614
Sumitomo Mitsui Construction Co. , Ltd.	4,500	30	Wolters Kluwer NV	14,251	888
Sumitomo Mitsui Financial Group, Inc.	45,600	1,840	Yandex NV Class A(Æ)	13,973	460
Sumitomo Mitsui Trust Holdings, Inc.	5,900	243			16,419
T&D Holdings, Inc.	16,800	277
Taiheiyo Cement Corp.	5,000	157	Norway - 1.4%
Takeda Pharmaceutical Co. , Ltd.	16,000	685	Austevoll Seafood ASA	9,561	132

See accompanying notes which are an integral part of this quarterly report.

20 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DNB ASA	16,155	340	Mediaset Espana Comunicacion SA	10,536	77
Gjensidige Forsikring ASA	5,573	94	NH Hoteles SA	14,646	107
Kongsberg Gruppen ASA	3,550	68	Repsol SA - ADR	32,682	651
Marine Harvest ASA	45,928	1,064	Telefonica SA - ADR	22,808	180
Norsk Hydro ASA	30,072	181			5,010
Orkla ASA	210,975	1,782
Statoil ASA Class N	29,423	829	Sweden - 1.6%
Telenor ASA	48,783	954	Assa Abloy AB Class B	28,394	571
TGS Nopec Geophysical Co. ASA - ADR	940	38	Atlas Copco AB(Æ)	16,527	476
Yara International ASA	5,054	248	Boliden AB(Æ)	5,985	167
		5,730	Lundin Petroleum AB	4,660	178
			Nordea Bank AB	25,620	279
Portugal - 0.2%			Skandinaviska Enskilda Banken AB
Energias de Portugal SA	41,349	153	Class A	36,105	403
Galp Energia SGPS SA Class B	32,451	644	SSAB AB Class B	11,160	45
Navigator Co. SA (The) - ADR	18,622	91	Svenska Handelsbanken AB Class A	19,032	240
Sonae SGPS SA	103,713	107	Swedbank AB Class A	26,986	668
		995	Swedish Orphan Biovitrum AB Class
			B(Æ)	6,910	202
Russia - 0.0%			Telefonaktiebolaget LM Ericsson Class B	301,467	2,669
Evraz PLC	5,600	41	Telia Co. AB	43,440	199
			Trelleborg AB Class B	21,147	431
Singapore - 1.4%					6,528
DBS Group Holdings, Ltd.	62,100	1,182
Genting Singapore, Ltd.	264,000	204	Switzerland - 8.2%
Oversea-Chinese Banking Corp. , Ltd.	14,800	124	ABB, Ltd.	85,193	2,016
Singapore Telecommunications, Ltd.	991,100	2,347	Adecco SA	3,424	179
Wilmar International, Ltd.	724,100	1,703	Baloise Holding AG	1,143	174
		5,560	Banque Cantonale Vaudoise	94	70
			Chocoladefabriken Lindt & Spruengli
South Africa - 0.0%			AG	20	140
Old Mutual, Ltd.	64,896	137	Cie Financiere Richemont SA	23,340	1,900
			Coca-Cola HBC AG - ADR(Æ)	39,352	1,339
South Korea - 1.6%			Credit Suisse Group AG(Æ)	97,085	1,457
CLIO Cosmetics Co. , Ltd.	12,320	210
Grand Korea Leisure Co. , Ltd.	27,744	624	Glencore PLC(Æ)	57,045	246
Hana Financial Group, Inc.	24,945	1,002	Julius Baer Group, Ltd. (Æ)	11,350	567
Hyundai Motor Co.	13,543	1,581	LafargeHolcim, Ltd. (Æ)	4,129	204
Kangwon Land, Inc.	32,758	847	Luzerner Kantonalbank AG	158	80
POSCO	3,482	925	Nestle SA	43,997	3,666
Samsung Electronics Co. , Ltd.	35,695	1,495	Novartis AG	54,539	4,699
		6,684	Roche Holding AG	31,360	7,588
			SGS SA	443	1,165
Spain - 1.2%			Sika AG	15,870	2,308
Aena SA(Þ)	113	20	Straumann Holding AG	302	227
Banco Bilbao Vizcaya Argentaria SA			Swatch Group AG (The)	1,850	144
- ADR	36,021	227	Swatch Group AG (The) Class B	1,311	521
Banco de Sabadell SA - ADR	102,799	160	Swiss Life Holding AG(Æ)	440	167
Banco Santander SA - ADR	73,412	367	Swiss Re AG	14,545	1,341
Bankia SA	186,756	726	Swisscom AG	790	359
CaixaBank SA	4,200	19	UBS Group AG(Æ)	181,755	2,866
Cellnex Telecom SA(Þ)	23,149	607	Zurich Insurance Group AG	1,376	434
Cia de Distribucion Integral Logista					33,857
Holdings SA	3,982	102
Enagas SA	5,810	157	Taiwan - 0.4%
Endesa SA - ADR	11,664	252	Catcher Technology Co. , Ltd.	39,290	432
Gas Natural SDG SA	10,383	283	Hon Hai Precision Industry Co. , Ltd.	504,994	1,301
Gestamp Automocion SA(Þ)	14,172	107			1,733
Grupo Catalana Occidente SA	1,840	80	United Kingdom - 14.1%
Iberdrola SA	51,707	379	3i Group PLC	104,715	1,284
Industria de Diseno Textil SA	16,835	509	Admiral Group PLC	5,767	156

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 21

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Anglo American PLC	9,002	202	Subsea 7 SA	12,081		179
Ashtead Group PLC	5,960	189	Taylor Wimpey PLC	202,099		452
AstraZeneca PLC	26,957	2,100	Tesco PLC	808,037		2,524
Auto Trader Group PLC(Þ)	7,100	41	Thomas Cook Group PLC	44,200		33
Aviva PLC	259,168	1,651	Travis Perkins PLC	209,730		2,908
Babcock International Group PLC	10,320	97	Unilever NV	41,844		2,330
BAE Systems PLC	361,408	2,964	Unilever PLC	2,420		133
Barclays PLC	498,815	1,115	Vertu Motors PLC	254,375		144
Berkeley Group Holdings PLC	3,717	178	Vodafone Group PLC	1,531,796		3,285
BHP Billiton PLC	44,593	969				57,937
BP PLC	87,638	672
BP PLC - ADR	39,335	1,813	United States - 3.7%
British American Tobacco PLC	16,223	757	Abbott Laboratories	8,606		631
British Land Co. PLC (The)(ö)	5,300	43	Alphabet, Inc. Class C(Æ)	1,581		1,887
BT Group PLC	59,592	175	Bausch Health Companies, Inc. (Æ)	6,500		167
Burberry Group PLC	720	19	Brookfield Real Estate Services, Inc. (Å)	30,476		395
CNH Industrial NV	21,585	259	Carnival PLC	12,770		793
ConvaTec Group PLC(Þ)	145,500	440	Facebook, Inc. Class A(Æ)	9,268		1,524
Derwent London PLC(ö)	1,640	61	Interfor Corp. (Æ)	6,800		101
Diageo PLC	103,582	3,669	MasterCard, Inc. Class A	11,789		2,623
Direct Line Insurance Group PLC	65,935	278	Mylan NV(Æ)	66,716		2,442
Drax Group PLC	23,100	117	News Corp. Class A	74,951		989
easyJet PLC	850	15	NVIDIA Corp.	4,091		1,150
Fiat Chrysler Automobiles NV(Æ)	16,280	285	Thomson Reuters Corp.	4,396		201
Foxtons Group PLC	438,867	307	Visa, Inc. Class A	9,156		1,374
GlaxoSmithKline PLC - ADR	142,712	2,859	Wausau Paper Corp.	59,638		872
HSBC Holdings PLC	255,997	2,235				15,149
Imperial Tobacco Group PLC	52,847	1,838
J Sainsbury PLC	480,925	2,015	Total Common Stocks
JD Sports Fashion PLC	7,400	44	(cost $377,360)			386,972
John Wood Group PLC	258,061	2,595
Just Eat PLC(Æ)	39,282	343	Preferred Stocks - 0.9%
Kingfisher PLC	75,781	255	Germany - 0.9%
Land Securities Group PLC(ö)	9,107	105	Bayerische Motoren Werke AG
Legal & General Group PLC	69,558	237	5.706% (Ÿ)	1,673		131
Liberty Global PLC Class C(Æ)	1,800	51	Porsche Automobil Holding SE
Lloyds Banking Group PLC	2,127,157	1,641	2.738% (Ÿ)	3,041		205
London Stock Exchange Group PLC	26,122	1,561	Volkswagen AG
Lookers PLC	247,916	343	2.690% (Ÿ)	18,274		3,208
LSL Property Services PLC(Å)	196,248	678				3,544
Meggitt PLC	150,639	1,111
Michael Page International PLC	1,600	12	Japan - 0.0%
Moneysupermarket. com Group PLC	16,254	59	Ito En, Ltd.
National Grid PLC	26,899	277	6.142% (Ÿ)	3,400		75

Pearson PLC	3,760	44	Total Preferred Stocks
Persimmon PLC Class A	33,257	1,024
Prudential PLC	27,747	636	(cost $3,087)			3,619
Quilter PLC(Þ)	21,632	38
Reckitt Benckiser Group PLC	1,619	148	Short-Term Investments - 3.8%
Redrow PLC	13,056	99	United States - 3.8%
Rio Tinto PLC	4,253	215	U. S. Cash Management Fund(@)	15,817,035	(8)	15,817
Royal Bank of Scotland Group PLC	740,252	2,393	Total Short-Term Investments
Royal Dutch Shell PLC Class A	4,270	147	(cost $15,818)			15,817
Royal Mail PLC	126,476	786
Scottish & Southern Energy PLC	5,144	77	Other Securities - 0.4%
Smith & Nephew PLC	12,410	226	U. S. Cash Collateral Fund(×)(@)	1,474,069	(8)	1,474
St. James's Place PLC	11,799	176	Total Other Securities
Standard Chartered PLC	168,356	1,394	(cost $1,474)			1,474
Standard Life Aberdeen PLC	22,412	89
Stock Spirits Group PLC	133,127	342	Total Investments 99.0%

See accompanying notes which are an integral part of this quarterly report.

22 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
(identified cost $397,739)	407,882

Other Assets and Liabilities, Net
- 1.0%	3,950
Net Assets - 100.0%	411,832

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 23

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.3%
Brookfield Real Estate Services, Inc.	12/06/17		30,476	13.06	398	395
Kitagawa Industries Co. , Ltd.	12/06/17	JPY	10,600	13.78	146	139
LSL Property Services PLC	12/06/17	GBP	196,248	3.80	745	678
Secom Joshinetsu Co. , Ltd.	12/13/17	JPY	7,000	39.27	275	211
						1,423
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

24 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			22	EUR	1,208	10/18	34
DAX Index Futures			4	EUR	1,224	12/18	13
EURO STOXX 50 Index Futures			198	EUR	6,706	12/18	131
FTSE 100 Index Futures			71	GBP	5,315	12/18	200
Hang Seng Index Futures			2	HKD	2,788	10/18	5
S&P Energy Select Sector Index Futures			68	USD	5,199	12/18	134
S&P/TSX 60 Index Futures			30	CAD	5,702	12/18	19
SPI 200 Index Futures			13	AUD	2,013	12/18	8
TOPIX Index Futures			146	JPY	2,653,550	12/18	1,781
Short Positions
Hang Seng Index Futures			10	HKD	13,939	10/18	(27)
MSCI Emerging Markets Mini Index Futures			173	USD	9,079	12/18	(203)
NASDAQ 100 E-Mini Index Futures			34	USD	5,206	12/18	(56)
S&P 500 E-Mini Index Futures			173	USD	25,249	12/18	(158)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,881

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	USD	1,841		AUD	2,586	12/19/18	29
Bank of Montreal	USD	670		CAD	880	12/19/18	13
Bank of Montreal	USD	2,309		CAD	3,034	12/19/18	44
Bank of Montreal	USD	1,065		EUR	911	12/19/18	—
Bank of Montreal	USD	1,083		GBP	828	12/19/18	—
Bank of Montreal	USD	3,700		JPY	408,093	12/19/18	(87)
Bank of Montreal	CHF	2,244		USD	2,323	12/19/18	20
Bank of Montreal	DKK	3,554		USD	557	12/19/18	—
Bank of Montreal	NOK	6,320		USD	757	12/19/18	(22)
Bank of Montreal	NZD	1,196		USD	782	12/19/18	(11)
Brown Brothers Harriman	USD	73		AUD	100	12/19/18	(1)
Brown Brothers Harriman	USD	116		CAD	150	12/19/18	—
Brown Brothers Harriman	USD	591		EUR	500	12/19/18	(7)
Brown Brothers Harriman	USD	184		GBP	140	12/19/18	(1)
Brown Brothers Harriman	USD	58		HKD	450	12/19/18	—
Brown Brothers Harriman	USD	313		JPY	35,000	12/19/18	(3)
Brown Brothers Harriman	USD	73		NOK	600	12/19/18	1
Brown Brothers Harriman	AUD	50		USD	36	12/19/18	—
Brown Brothers Harriman	CAD	50		USD	39	12/19/18	—
Brown Brothers Harriman	EUR	300		USD	351	12/19/18	1
Brown Brothers Harriman	GBP	50		USD	66	12/19/18	—
Brown Brothers Harriman	HKD	100		USD	13	12/19/18	—
Brown Brothers Harriman	JPY	10,000		USD	91	12/19/18	2
Citigroup	USD	1,839		AUD	2,586	12/19/18	32
Citigroup	USD	—		CAD	—	12/19/18	—
Citigroup	USD	670		CAD	880	12/19/18	12
Citigroup	USD	2,310		CAD	3,034	12/19/18	43
Citigroup	USD	245		EUR	210	12/19/18	—
Citigroup	USD	1,065		EUR	911	12/19/18	—
Citigroup	USD	4		GBP	3	12/19/18	—
Citigroup	USD	1,084		GBP	828	12/19/18	(1)
Citigroup	USD	22		HKD	174	12/19/18	—
Citigroup	USD	41		JPY	4,475	12/19/18	(1)
Citigroup	USD	3,698		JPY	408,093	12/19/18	(84)
Citigroup	AUD	14		USD	10	12/19/18	—
Citigroup	CHF	2,244		USD	2,322	12/19/18	18
Citigroup	DKK	3,554		USD	557	12/19/18	—

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 25

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	NOK	6,320	USD	756	12/19/18	(23)
Citigroup	NZD	1,196	USD	780	12/19/18	(13)
Royal Bank of Canada	USD	1,840	AUD	2,586	12/19/18	30
Royal Bank of Canada	USD	—	CAD	—	12/19/18	—
Royal Bank of Canada	USD	670	CAD	880	12/19/18	13
Royal Bank of Canada	USD	2,309	CAD	3,034	12/19/18	44
Royal Bank of Canada	USD	245	EUR	210	12/19/18	—
Royal Bank of Canada	USD	1,065	EUR	911	12/19/18	—
Royal Bank of Canada	USD	4	GBP	3	12/19/18	—
Royal Bank of Canada	USD	1,083	GBP	828	12/19/18	—
Royal Bank of Canada	USD	22	HKD	174	12/19/18	—
Royal Bank of Canada	USD	41	JPY	4,475	12/19/18	(1)
Royal Bank of Canada	USD	3,698	JPY	408,093	12/19/18	(84)
Royal Bank of Canada	AUD	14	USD	10	12/19/18	—
Royal Bank of Canada	CHF	2,244	USD	2,322	12/19/18	18
Royal Bank of Canada	DKK	3,554	USD	557	12/19/18	—
Royal Bank of Canada	NOK	6,320	USD	757	12/19/18	(23)
Royal Bank of Canada	NZD	1,196	USD	781	12/19/18	(12)
State Street	USD	569	AUD	800	12/19/18	10
State Street	USD	975	AUD	1,370	12/19/18	16
State Street	USD	1,840	AUD	2,586	12/19/18	31
State Street	USD	670	CAD	880	12/19/18	13
State Street	USD	836	CAD	1,100	12/19/18	17
State Street	USD	2,310	CAD	3,034	12/19/18	43
State Street	USD	259	CHF	250	12/19/18	(2)
State Street	USD	9	DKK	57	10/01/18	—
State Street	USD	1,065	EUR	911	12/19/18	—
State Street	USD	1,168	EUR	1,000	12/19/18	—
State Street	USD	4,193	EUR	3,600	12/19/18	14
State Street	USD	1,083	GBP	828	12/19/18	—
State Street	USD	1,402	GBP	1,080	12/19/18	11
State Street	USD	383	HKD	3,000	12/19/18	1
State Street	USD	67	JPY	7,619	10/01/18	—
State Street	USD	42	JPY	4,779	10/02/18	—
State Street	USD	1,003	JPY	110,700	12/19/18	(23)
State Street	USD	2,269	JPY	250,000	12/19/18	(55)
State Street	USD	3,698	JPY	408,093	12/19/18	(84)
State Street	USD	13	SEK	120	10/01/18	—
State Street	AUD	112	USD	81	10/02/18	—
State Street	CHF	9	USD	9	10/01/18	—
State Street	CHF	2,244	USD	2,321	12/19/18	17
State Street	DKK	3,554	USD	557	12/19/18	—
State Street	EUR	44	USD	51	10/01/18	—
State Street	GBP	60	USD	79	12/19/18	—
State Street	GBP	150	USD	196	12/19/18	—
State Street	HKD	220	USD	28	12/19/18	—
State Street	HKD	12,101	USD	1,544	12/19/18	(3)
State Street	JPY	1,600	USD	14	12/19/18	—
State Street	JPY	16,000	USD	144	12/19/18	3
State Street	NOK	6,320	USD	756	12/19/18	(23)
State Street	NZD	1,196	USD	780	12/19/18	(13)
State Street	SEK	10,400	USD	1,157	12/19/18	(21)
Westpac	USD	1,839	AUD	2,586	12/19/18	32
Westpac	USD	670	CAD	880	12/19/18	13
Westpac	USD	2,309	CAD	3,034	12/19/18	44
Westpac	USD	1,065	EUR	911	12/19/18	—
Westpac	USD	1,083	GBP	828	12/19/18	—
Westpac	USD	3,698	JPY	408,093	12/19/18	(85)
Westpac	CHF	2,244	USD	2,322	12/19/18	18
Westpac	DKK	3,554	USD	557	12/19/18	—
Westpac	NOK	6,320	USD	756	12/19/18	(23)
Westpac	NZD	1,196	USD	780	12/19/18	(13)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(116)

See accompanying notes which are an integral part of this quarterly report.

26 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$11,650	$—	$—	$11,650
Austria	—	2,206	—	—	2,206
Belgium	—	4,762	—	—	4,762
Bermuda	—	66	—	—	66
Canada	16,993	—	—	—	16,993
China	1,298	7,352	—	—	8,650
Denmark	—	7,780	—	—	7,780
Finland	—	2,387	—	—	2,387
France	—	39,954	—	—	39,954
Germany	2,187	20,150	—	—	22,337
Hong Kong	538	11,898	—	—	12,436
India	4,825	—	—	—	4,825
Indonesia	—	893	—	—	893
Ireland	1,769	1,331	—	—	3,100
Israel	801	3,600	—	—	4,401
Italy	—	9,629	—	—	9,629
Japan	—	75,810	—	—	75,810
Jersey	—	226	—	—	226
Luxembourg	1,107	571	—	—	1,678
Macao	—	548	—	—	548
Mexico	861	—	—	—	861
Netherlands	1,297	15,122	—	—	16,419
Norway	—	5,730	—	—	5,730
Portugal	—	995	—	—	995
Russia	—	41	—	—	41
Singapore	—	5,560	—	—	5,560
South Africa	—	137	—	—	137
South Korea	—	6,684	—	—	6,684
Spain	—	5,010	—	—	5,010
Sweden	—	6,528	—	—	6,528
Switzerland	—	33,857	—	—	33,857
Taiwan	—	1,733	—	—	1,733
1United Kingdom	1,864	56,073	—	—	57,937
United States	13,484	1,665	—	—	15,149
Preferred Stocks	—	3,619	—	—	3,619
Short-Term Investments	—	—	—	15,817	15,817
Other Securities	—	—	—	1,474	1,474
Total Investments	47,024	343,567	—	17,291	407,882

Other Financial Instruments
Assets
Futures Contracts	2,325	—	—	—	2,325
Foreign Currency Exchange Contracts	—	603	—	—	603
Liabilities
Futures Contracts	(444)	—	—	—	(444)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 27

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Foreign Currency Exchange Contracts	(1)	(718)	—	—	(719)
Total Other Financial Instruments*	$1,880	$(115)	$—	$—	$1,765

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	56,743
Consumer Staples	28,068
Energy	21,058
Financial Services	97,578
Health Care	39,016
Materials and Processing	32,195
Producer Durables	46,382
Technology	46,628
Utilities	22,923
Short-Term Investments	15,817
Other Securities	1,474
Total Investments	407,882

See accompanying notes which are an integral part of this quarterly report.

28 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 92.3%			Series 2017-B Class A2B
Asset-Backed Securities - 5.7%			1.130% due 05/15/20 (Ê)	201	201
ACE Securities Corp. Home Equity Loan			Series 2017-C Class A2A
Trust			1.800% due 09/15/20	328	327
Series 2005-HE3 Class M2			Greenpoint Manufactured Housing
1.453% due 05/25/35 (Ê)	449	450	Contract Trust
ACE Securities Corp. Mortgage Loan			Series 2000-4 Class A3
Trust			3.010% due 08/21/31 (Ê)	1,000	995
Series 2007-D1 Class A2			Home Equity Asset Trust
6.336% due 02/25/38 (~)(Þ)	600	555	Series 2005-9 Class M1
AmeriCredit Automobile Receivables			0.580% due 04/25/36 (Ê)	380	377
Trust			Series 2006-4 Class 2A4
Series 2015-3 Class B			1.518% due 08/25/36 (Ê)	707	703
2.080% due 09/08/20	187	187	Series 2006-6 Class 2A3
Ameriquest Mortgage Securities,			0.596% due 11/25/36 (Ê)	646	592
Inc. Asset-Backed Pass-Through			Honda Auto Receivables Owner Trust
Certificates			Series 2017-2 Class A2
Series 2005-R1 Class M4			1.460% due 10/15/19	102	102
1.307% due 03/25/35 (Ê)	830	827	Series 2018-1 Class A2
BCAP LLC Trust			2.360% due 06/15/20	380	379
Series 2014-RR3 Class 3A2			Series 2018-3 Class A2
1.390% due 07/26/36 (~)(Þ)	1,273	1,210	2.670% due 12/22/20	500	500
Series 2014-RR3 Class 5A2			Series 2018-A Class A2A
1.400% due 10/26/36 (~)(Þ)	780	741	2.390% due 12/15/20	74	74
Blackbird Capital Aircraft Lease			Series 2018-A Class A2B
Securitization, Ltd.			1.783% due 12/15/20 (Ê)	74	74
Series 2016-1A Class AA			HSI Asset Securitization Corp. Trust
2.487% due 12/16/41 (~)(Þ)	1,012	978	Series 2006-OPT3 Class 2A
BNC Mortgage Loan Trust			9.611% due 02/25/36 (Ê)	178	178
Series 2007-1 Class A4			Series 2007-OPT1 Class 1A
2.376% due 03/25/37	1,002	952	0.628% due 12/25/36 (Ê)	280	237
CAL Funding III, Ltd.			Hyundai Auto Receivables Trust
Series 2017-1A Class A			Series 2015-C Class A3
3.620% due 06/25/42 (Þ)	692	676	1.460% due 02/18/20	54	54
Capital Auto Receivables Asset Trust			LCM XXII, Ltd.
Series 2018-1 Class A2A			Series 2016-22A Class A1
2.540% due 10/20/20 (Þ)	104	104	2.636% due 10/20/28 (Ê)(Þ)	1,133	1,139
Capital One Multi-Asset Execution Trust			LCM XXV, Ltd.
Series 2014-A3 Class A3			Series 2017-25A Class A
1.374% due 01/18/22 (Ê)	250	250	3.558% due 07/20/30 (Ê)(Þ)	1,124	1,125
Series 2016-A3 Class A3			Long Beach Mortgage Loan Trust
1.340% due 04/15/22	710	703	Series 2004-1 Class M1
Citibank Credit Card Issuance Trust			1.741% due 02/25/34 (Ê)	430	430
Series 2014-A6 Class A6			Series 2004-4 Class M1
2.150% due 07/15/21	415	413	2.134% due 10/25/34 (Ê)	821	822
Series 2017-A8 Class A8			Madison Park Funding XVIII, Ltd.
1.860% due 08/08/22	625	612	Series 2017-18A Class A1R
Series 2017-A9 Class A9			3.537% due 10/21/30 (Ê)(Þ)	872	874
1.800% due 09/20/21	700	693	Madison Park Funding XXVI, Ltd.
Citigroup Mortgage Loan Trust, Inc.			Series 2017-26A Class AR
Series 2007-WFH2 Class M2			3.539% due 07/29/30 (Ê)(Þ)	780	781
1.221% due 03/25/37 (Ê)	1,490	1,432	Magnetite XVIII, Ltd.
Conseco Financial Corp.			Series 2016-18A Class A
Series 1998-2 Class M1			2.715% due 11/15/28 (Ê)(Þ)	1,488	1,489
6.940% due 12/01/28 (~)	1,409	1,346	Master Asset-Backed Securities Trust
Countrywide Asset-Backed Certificates			Series 2005-WMC1 Class M4
Series 2005-5 Class M4			2.179% due 03/25/35 (Ê)	551	555
1.556% due 10/25/35 (Ê)	406	407	Merrill Lynch Mortgage Investors Trust
Series 2005-9 Class M1			Series 2006-FF1 Class M4
1.511% due 01/25/36 (Ê)	790	790	0.895% due 08/25/36 (Ê)	790	784
Fieldstone Mortgage Investment Trust			Mortgage Pass-Through Certificates
Series 2004-4 Class M3			5.364% due 08/15/21 (Š)	400	400
2.438% due 10/25/35 (Ê)	494	499	Nelnet Student Loan Trust
Ford Credit Auto Owner Trust			Series 2008-3 Class A4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 29

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.967% due 11/25/24 (Ê)	334	339	Series 2017-2A Class AR
New Century Home Equity Loan Trust			3.563% due 10/18/30 (Ê)(Þ)	1,016	1,018
Series 2005-B Class M1			Towd Point Mortgage Trust
2.032% due 10/25/35 (Ê)	690	670	Series 2016-3 Class A1
Nissan Auto Receivables Owner Trust			2.250% due 04/25/56 (~)(Þ)	301	294
Series 2017-C Class A2A			Series 2017-1 Class A1
1.890% due 10/15/20	693	691	2.750% due 10/25/56 (~)(Þ)	1,243	1,217
Option One Mortgage Loan Trust			Series 2017-2 Class A1
Series 2004-3 Class M1			2.750% due 04/25/57 (~)(Þ)	575	564
1.314% due 11/25/34 (Ê)	683	682	Series 2017-3 Class A1
Series 2007-FXD1 Class 3A4			2.750% due 06/25/57 (~)(Þ)	600	585
5.860% due 01/25/37	1,418	1,406	Series 2017-4 Class A1
Park Place Securities, Inc. Asset-Backed			2.750% due 06/25/57 (~)(Þ)	301	292
Pass-Through Certificates			Toyota Auto Receivables Owner Trust
Series 2005-WHQ1 Class M5			Series 2018-A Class A2A
1.896% due 03/25/35 (Ê)	1,290	1,297	2.100% due 10/15/20	1,095	1,092
Popular ABS Mortgage Pass-Through			Triton Container Finance IV LLC
Trust			Series 2017-2A Class A
Series 2006-C Class A4			3.620% due 08/20/42 (Þ)	591	578
1.484% due 07/25/36 (Ê)	711	706	Triton Container Finance LLC
Series 2006-D Class A3			Series 2017-1A Class A
1.494% due 11/25/46 (Ê)	1,500	1,468	3.520% due 06/20/42 (Þ)	267	260
RAMP Trust			Series 2018-1A Class A
Series 2006-RZ1 Class M4			3.950% due 03/20/43 (Þ)	236	233
1.058% due 03/25/36 (Ê)	960	924	Wells Fargo Home Equity Asset-Backed
Renaissance Home Equity Loan Trust			Securities Trust
Series 2006-1 Class AF6			Series 2005-3 Class M4
5.746% due 05/25/36 (~)	99	70	1.581% due 11/25/35 (Ê)	500	502
Residential Asset Mortgage Products,
Inc. Trust					50,710
Series 2005-EFC1 Class M3			Corporate Bonds and Notes - 21.4%
1.258% due 05/25/35 (Ê)	33	33	21st Century Fox America, Inc.
SBA Small Business Investment Cos.			8.450% due 08/01/34	110	163
Series 2017-10A Class 1			6.400% due 12/15/35	145	185
2.845% due 03/10/27	227	220	6.650% due 11/15/37	40	53
Shackleton CLO, Ltd.			6.900% due 08/15/39	730	992
Series 2018-4RA Class A1A			3M Co.
3.337% due 04/13/31 (Þ)	930	928	1.625% due 09/19/21	250	239
SLM Private Credit Student Loan Trust			ABB Treasury Center, Inc.
Series 2005-B Class A4			4.000% due 06/15/21 (Þ)	231	235
1.180% due 06/15/39 (Ê)	250	247	Abbott Laboratories
Series 2006-A Class A5			3.750% due 11/30/26	90	90
0.943% due 06/15/39 (Ê)	249	243	4.750% due 11/30/36	60	64
SoFi Professional Loan Program LLC			4.900% due 11/30/46	80	87
Series 2017-E Class A2A			Series WI
1.860% due 11/26/40 (Þ)	368	363	3.250% due 04/15/23	241	239
Series 2017-F Class A2FX			AbbVie, Inc.
2.840% due 01/25/41 (Þ)	1,474	1,429	2.500% due 05/14/20	431	426
Series 2018-A Class A2A			2.300% due 05/14/21	240	234
2.390% due 02/25/42 (Þ)	324	321	3.600% due 05/14/25	60	58
Series 2018-A Class A2B			4.250% due 11/14/28	395	389
2.950% due 02/25/42 (Þ)	1,474	1,434	Aetna, Inc.
Series 2018-B Class A1FX			2.800% due 06/15/23	30	29
2.640% due 08/26/47 (Þ)	846	841	Allison Transmission, Inc.
Soundview Home Loan Trust			5.000% due 10/01/24 (Þ)	110	109
Series 2007-1 Class A3			Ally Financial, Inc.
7.000% due 02/25/38 (~)(Þ)	1,197	1,130	8.000% due 11/01/31	100	121
Structured Asset Investment Loan Trust			Alphabet, Inc.
Series 2005-HE3 Class M1			3.625% due 05/19/21	235	239
1.254% due 09/25/35 (Ê)	759	756	Altria Group, Inc.
Textainer Marine Containers, Ltd.			2.625% due 01/14/20	240	239
Series 2017-1A Class A			2.850% due 08/09/22	170	166
3.720% due 05/20/42 (Þ)	873	860	4.000% due 01/31/24	255	259
THL Credit Wind River CLO, Ltd.			10.200% due 02/06/39	482	757

See accompanying notes which are an integral part of this quarterly report.

30 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amazon. com, Inc.			2.500% due 11/21/20	350	344
4.950% due 12/05/44	60	67	3.700% due 08/15/21	40	40
Series WI			3.125% due 05/15/22	30	30
2.800% due 08/22/24	245	237	2.950% due 12/01/22	80	78
5.200% due 12/03/25	385	423	3.350% due 12/01/24	30	29
3.150% due 08/22/27	160	153	3.650% due 12/01/27	110	105
3.875% due 08/22/37	50	49	5.950% due 12/15/34	190	209
4.050% due 08/22/47	70	68	Aon Corp.
Ambac Assurance Corp.			8.205% due 01/01/27	172	209
5.100% due 06/07/20 (Þ)	1	1	Apache Corp.
American Airlines, Inc. Pass-Through			3.250% due 04/15/22	16	16
Certificates Trust			5.100% due 09/01/40	140	138
Series 2011-1 Class A			4.750% due 04/15/43	130	123
5.250% due 01/31/21	156	161	4.250% due 01/15/44	20	18
Series 2013-2 Class A
4.950% due 01/15/23	413	424	Apollo Management Holdings, LP
			4.000% due 05/30/24 (Þ)	155	154
American Axle & Manufacturing, Inc.			4.400% due 05/27/26 (Þ)	275	272
6.625% due 10/15/22	41	42
American Express Co.			5.000% due 03/15/48 (Þ)	555	538
2.200% due 10/30/20	1,085	1,062	Apple, Inc.
Series FIX			2.000% due 11/13/20	80	79
3.700% due 08/03/23	635	632	2.400% due 05/03/23	247	237
American Express Credit Corp.			2.450% due 08/04/26	110	101
2.375% due 05/26/20	80	79	4.650% due 02/23/46	100	108
Series F			Associated Bank
2.600% due 09/14/20	870	862	Series BKNT
American Honda Finance Corp.			3.500% due 08/13/21	365	363
2.691% due 11/05/21 (Ê)	300	300	AT&T Mobility LLC
Series MTN			7.125% due 12/15/31	204	233
2.659% due 02/14/20 (Ê)	1,000	1,003	AT&T, Inc.
American International Group, Inc.			3.000% due 02/15/22	40	39
6.400% due 12/15/20	825	878	3.800% due 03/01/24	295	292
3.750% due 07/10/25	110	107	4.250% due 03/01/27	440	434
American Tower Trust			4.300% due 02/15/30 (Þ)	854	820
3.070% due 03/15/23 (Þ)	270	264	5.250% due 03/01/37	190	189
Amgen, Inc.			4.350% due 06/15/45	90	77
2.125% due 05/01/20	20	20	4.750% due 05/15/46	20	18
2.200% due 05/11/20	244	241	Series 144a
3.625% due 05/22/24	10	10	8.250% due 11/15/31 (Þ)	350	454
6.400% due 02/01/39	295	352	Athene Global Funding
5.375% due 05/15/43	215	226	2.750% due 04/20/20 (Þ)	920	908
4.400% due 05/01/45	100	97	Athene Holding, Ltd.
Anadarko Petroleum Corp.			4.125% due 01/12/28	455	425
4.850% due 03/15/21	100	103	AutoNation, Inc.
5.550% due 03/15/26	210	223	3.800% due 11/15/27	370	343
6.450% due 09/15/36	637	726	Avnet, Inc.
4.500% due 07/15/44	125	114	4.875% due 12/01/22	410	421
6.600% due 03/15/46	90	106	4.625% due 04/15/26	214	212
			AXA Equitable Holdings, Inc.
Andeavor			5.000% due 04/20/48 (Þ)	400	372
Series WI
5.125% due 12/15/26	225	235	BAC Capital Trust XIV
			Series G
Anheuser-Busch InBev Finance, Inc.			4.000% due 09/29/49 (Ê)(ƒ)	70	59
2.650% due 02/01/21	730	720
2.625% due 01/17/23	284	273	Ball Corp.
			5.250% due 07/01/25	110	114
3.300% due 02/01/23	200	197	Bank of America Corp.
3.650% due 02/01/26	470	456	2.625% due 10/19/20	267	264
4.900% due 02/01/46	70	70	2.328% due 10/01/21	340	333
Anheuser-Busch InBev Worldwide, Inc.			3.550% due 03/05/24	130	128
3.750% due 01/15/22	234	236	3.366% due 01/23/26	845	812
4.000% due 04/13/28	100	99	4.250% due 10/22/26	170	168
4.375% due 04/15/38	210	202	6.110% due 01/29/37	330	379
Anthem, Inc.			Series AA

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 31

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.100% due 12/31/49 (ƒ)	50	52	3.937% due 09/21/28	270	272
Series FF			Braskem America Finance Co.
5.875% due 12/31/99 (ƒ)	275	273	7.125% due 07/22/41 (Þ)	25	29
Series GMTN			Brighthouse Financial, Inc.
3.300% due 01/11/23	460	453	Series WI
4.450% due 03/03/26	30	30	3.700% due 06/22/27	405	359
3.500% due 04/19/26	1,295	1,251	4.700% due 06/22/47	50	41
3.593% due 07/21/28	260	248	Broadcom Corp. / Broadcom Cayman
Series WI			Finance, Ltd.
3.004% due 12/20/23	42	41	Series WI
3.419% due 12/20/28	482	452	3.125% due 01/15/25	70	65
Bank of New York Mellon Corp. (The)			3.875% due 01/15/27	945	892
2.600% due 08/17/20	225	223	Burlington Northern Santa Fe LLC
2.450% due 11/27/20	249	245	3.250% due 06/15/27	239	233
2.200% due 08/16/23	355	333	4.150% due 04/01/45	100	98
Bank One Corp.			Campbell Soup Co.
8.750% due 09/01/30	280	378	2.964% due 03/15/21 (Ê)	125	125
BankUnited, Inc.			Cardinal Health, Inc.
4.875% due 11/17/25	213	216	2.616% due 06/15/22	50	48
Barrick NA Finance LLC			3.079% due 06/15/24	60	57
5.700% due 05/30/41	130	142	Carlyle Holdings II Finance LLC
BAT Capital Corp.			5.625% due 03/30/43 (Þ)	195	192
2.297% due 08/14/20 (Þ)	245	240	Caterpillar Financial Services Corp.
3.557% due 08/15/27 (Þ)	230	214	2.564% due 03/15/21 (Ê)	750	751
4.540% due 08/15/47 (Þ)	160	146	Series GMTN
Bayer US Finance II LLC			1.850% due 09/04/20	271	264
3.500% due 06/25/21 (Þ)	624	622	Series WI
4.375% due 12/15/28 (Þ)	210	206	1.931% due 10/01/21	450	433
4.875% due 06/25/48 (Þ)	330	320	CBS Corp.
			3.700% due 08/15/24	320	311
4.700% due 07/15/64 (Þ)	350	295	7.875% due 07/30/30	430	537
Bayer US Finance LLC			CC Holdings GS V LLC / Crown Castle
3.375% due 10/08/24 (Þ)	963	917	GS III Corp.
Beacon Escrow Corp.			3.849% due 04/15/23	242	240
4.875% due 11/01/25 (Þ)	20	18	CCO Holdings LLC / CCO Holdings
Becton Dickinson and Co.			Capital Corp.
2.894% due 06/06/22	560	544	5.125% due 05/01/23 (Þ)	50	50
3.363% due 06/06/24	180	174	5.375% due 05/01/25 (Þ)	110	109
3.734% due 12/15/24	242	237	5.125% due 05/01/27 (Þ)	80	76
4.685% due 12/15/44	10	10	Series DMTN
Berkshire Hathaway Energy Co.			5.000% due 02/01/28 (Þ)	30	28
Series WI			Celanese US Holdings LLC
2.800% due 01/15/23	245	238	5.875% due 06/15/21	105	110
Berkshire Hathaway Finance Corp.			Celgene Corp.
4.300% due 05/15/43	221	223	2.250% due 08/15/21	70	68
Berkshire Hathaway, Inc.			3.550% due 08/15/22	30	30
3.125% due 03/15/26	242	233	3.900% due 02/20/28	405	390
Berry Global, Inc.			5.000% due 08/15/45	80	79
4.500% due 02/15/26 (Þ)	10	10	Centene Corp.
BGC Partners, Inc.			4.750% due 05/15/22	50	50
Series WI			5.375% due 06/01/26 (Þ)	20	21
5.375% due 07/24/23	135	135	Series WI
Blue Cube Spinco, Inc.			5.625% due 02/15/21	30	31
Series WI			6.125% due 02/15/24	50	53
10.000% due 10/15/25	235	270	CF Industries, Inc.
BMW US Capital LLC			5.375% due 03/15/44	555	515
2.717% due 04/06/20 (Ê)(Þ)	300	301	Charter Communications Operating LLC
1.850% due 09/15/21 (Þ)	20	19	/ Charter Communications Operating
3.450% due 04/12/23 (Þ)	400	396	Capital
Boeing Co. (The)			5.375% due 04/01/38	80	77
4.875% due 02/15/20	100	103	Series WI
BP Capital Markets America, Inc.			3.579% due 07/23/20	80	80
3.796% due 09/21/25	480	482	4.908% due 07/23/25	680	690

See accompanying notes which are an integral part of this quarterly report.

32 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.200% due 03/15/28	40	38	CommScope Technologies LLC
6.384% due 10/23/35	430	463	5.000% due 03/15/27 (Þ)	30	29
6.484% due 10/23/45	775	832	Concho Resources, Inc.
6.834% due 10/23/55	226	249	3.750% due 10/01/27	10	10
Cheniere Corpus Christi Holdings LLC			4.300% due 08/15/28	60	60
Series WI			Constellation Brands, Inc.
5.125% due 06/30/27	60	60	4.750% due 11/15/24	262	271
Cheniere Energy Partners, LP			Continental Airlines Pass-Through Trust
Series WI			Series 071A Class A
5.250% due 10/01/25	425	425	5.983% due 04/19/22	77	81
Chesapeake Energy Corp.			Continental Resources, Inc.
6.125% due 02/15/21	50	51	4.500% due 04/15/23	90	92
8.000% due 12/15/22 (Þ)	8	8	Series WI
Chevron Corp.			4.375% due 01/15/28	10	10
2.419% due 11/17/20	245	242	Costco Wholesale Corp.
2.801% due 03/03/22 (Ê)	720	727	2.150% due 05/18/21	244	239
2.954% due 05/16/26	70	67	Cott Holdings, Inc.
Chubb INA Holdings, Inc.			5.500% due 04/01/25 (Þ)	60	59
2.300% due 11/03/20	20	20	Cox Communications, Inc.
3.350% due 05/03/26	30	29	3.250% due 12/15/22 (Þ)	390	379
Cigna Corp.			6.450% due 12/01/36 (Þ)	605	659
3.050% due 10/15/27	240	217	Crown Castle International Corp.
Cimarex Energy Co.			5.250% due 01/15/23	203	213
3.900% due 05/15/27	70	67	CVS Health Corp.
Cintas Corp. No. 2			2.750% due 12/01/22	90	87
2.900% due 04/01/22	60	59	3.700% due 03/09/23	1,109	1,104
3.700% due 04/01/27	70	68	4.100% due 03/25/25	80	80
Cisco Systems, Inc.			3.875% due 07/20/25	170	167
2.450% due 06/15/20	240	238	2.875% due 06/01/26	190	174
CIT Group, Inc.			4.300% due 03/25/28	1,070	1,059
4.750% due 02/16/24	60	60	4.780% due 03/25/38	560	556
5.250% due 03/07/25	30	31	5.125% due 07/20/45	140	144
Citibank NA			5.050% due 03/25/48	345	352
2.917% due 07/23/21 (Ê)	580	583	DAE Funding LLC
Series BKNT			4.500% due 08/01/22 (Þ)	22	21
3.400% due 07/23/21	1,155	1,154	5.000% due 08/01/24 (Þ)	30	29
Citigroup Capital III			Daimler Finance NA LLC
7.625% due 12/01/36	345	438	1.750% due 10/30/19 (Þ)	720	710
Citigroup, Inc.			2.300% due 01/06/20 (Þ)	945	936
4.450% due 09/29/27	770	761	3.350% due 05/04/21 (Þ)	1,460	1,453
8.125% due 07/15/39	420	605	Danaher Corp.
5.300% due 05/06/44	101	105	2.400% due 09/15/20	249	245
4.650% due 07/30/45	147	148	Delhaize America, Inc.
4.750% due 05/18/46	220	215	9.000% due 04/15/31	154	207
4.650% due 07/23/48	450	454	Dell International LLC / EMC Corp.
Series P			4.420% due 06/15/21 (Þ)	280	284
5.950% due 12/31/49 (ƒ)	280	282	7.125% due 06/15/24 (Þ)	100	107
Citizens Financial Group, Inc.			8.350% due 07/15/46 (Þ)	995	1,234
2.375% due 07/28/21	520	502	Delta Air Lines Pass-Through Trust
CME Group, Inc.			Series 071A Class A
5.300% due 09/15/43	30	35	6.821% due 08/10/22 (Š)	367	402
CNH Industrial Capital LLC			Series 2002-1 Class G-1
3.875% due 10/15/21	250	249	6.718% due 01/02/23	82	88
CNOOC Finance USA LLC			Delta Air Lines, Inc.
3.500% due 05/05/25	300	288	2.875% due 03/13/20	250	248
Comcast Cable Communications			Deutsche Bank AG
Holdings, Inc.			2.700% due 07/13/20	260	255
9.455% due 11/15/22	195	238	2.950% due 08/20/20	242	238
Comcast Corp.			Devon Energy Corp.
3.600% due 03/01/24	240	238	3.250% due 05/15/22	110	108
6.500% due 11/15/35	90	108	5.850% due 12/15/25	370	403
6.550% due 07/01/39	480	580	5.000% due 06/15/45	180	180

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 33

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Devon Financing Co. LLC			Series 5Y
7.875% due 09/30/31	210	262	3.950% due 06/15/23	785	779
Diageo Investment Corp.			Equities Midstream Partners, LP
2.875% due 05/11/22	90	88	Series 10Y
Diamond 1 Finance Corp. / Diamond 2			5.500% due 07/15/28	685	702
Finance Corp			Exelon Corp.
8.100% due 07/15/36 (Þ)	270	324	2.850% due 06/15/20	555	550
Diamondback Energy, Inc.			3.497% due 06/01/22	245	241
Series WI			Exelon Generation Co. LLC
5.375% due 05/31/25	30	31	2.950% due 01/15/20	257	256
Digital Realty Trust, LP			Exxon Mobil Corp.
Series WI			2.222% due 03/01/21	244	239
3.400% due 10/01/20	247	247	3.043% due 03/01/26	60	58
Discover Bank			4.114% due 03/01/46	40	41
Series BKNT			Farmers Exchange Capital III
4.650% due 09/13/28	470	471	5.454% due 10/15/54 (Þ)	420	414
Discovery Communications LLC			FedEx Corp.
6.350% due 06/01/40	545	598	4.500% due 02/01/65	226	200
DISH DBS Corp.			First Data Corp.
Series WI			5.375% due 08/15/23 (Þ)	140	142
5.875% due 11/15/24	120	108
7.750% due 07/01/26	30	28	First Niagara Financial Group, Inc.
			6.750% due 03/19/20	237	248
Dominion Energy, Inc.			FirstEnergy Corp.
2.579% due 07/01/20	243	240	Series B
Dominion Resources, Inc.			4.250% due 03/15/23	100	102
7.000% due 06/15/38	20	25	3.900% due 07/15/27	370	360
Domtar Corp.			Series C
6.750% due 02/15/44	216	225	7.375% due 11/15/31	280	361
Dow Chemical Co. (The)			Ford Motor Co.
3.500% due 10/01/24	238	233	4.750% due 01/15/43	50	42
Duke Energy Carolinas LLC			Ford Motor Credit Co. LLC
5.300% due 02/15/40	30	34	5.875% due 08/02/21	200	209
4.000% due 09/30/42	100	97	Series FXD
Duke Energy Corp.			3.813% due 10/12/21	795	790
3.750% due 04/15/24	260	260	Freeport-McMoRan, Inc.
Eaton Corp.			3.550% due 03/01/22	90	88
2.750% due 11/02/22	150	146	6.875% due 02/15/23	10	11
4.150% due 11/02/42	40	38	4.550% due 11/14/24	10	10
Ecolab, Inc.			5.450% due 03/15/43	1,210	1,098
4.350% due 12/08/21	8	8	Fresenius Medical Care US Finance II,
EI du Pont de Nemours & Co.			Inc.
4.900% due 01/15/41	197	203	5.875% due 01/31/22 (Þ)	236	249
Eli Lilly & Co.			4.750% due 10/15/24 (Þ)	110	113
3.100% due 05/15/27	50	48	GE Capital International Funding Co.
Energy Transfer Partners, LP			Unlimited Co.
4.050% due 03/15/25	405	396	Series WI
6.050% due 06/01/41	325	340	4.418% due 11/15/35	200	187
Series 10Y			General Electric Co.
4.950% due 06/15/28	20	20	5.300% due 02/11/21	130	135
EnLink Midstream Partners, LP			4.500% due 03/11/44	190	179
5.050% due 04/01/45	625	518	Series GMTN
5.450% due 06/01/47	200	174	5.500% due 01/08/20	10	10
Enterprise Products Operating LLC			6.875% due 01/10/39	411	513
5.950% due 02/01/41	225	260	General Mills, Inc.
EOG Resources, Inc.			3.150% due 12/15/21	233	230
2.450% due 04/01/20	135	134	General Motors Co.
4.150% due 01/15/26	30	31	4.875% due 10/02/23	450	461
EP Energy / Everest Acquisition			6.250% due 10/02/43	110	113
Finance, Inc.			General Motors Financial Co. , Inc.
9.375% due 05/01/24 (Þ)	60	50	2.450% due 11/06/20	30	29
Series NCD			4.375% due 09/25/21	20	20
8.000% due 02/15/25 (Þ)	30	23	3.450% due 04/10/22	505	497
Equifax, Inc.			4.250% due 05/15/23	10	10

See accompanying notes which are an integral part of this quarterly report.

34 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gilead Sciences, Inc.			Series WI
2.550% due 09/01/20	590	584	6.350% due 10/15/45	239	245
3.650% due 03/01/26	90	88	Hilton Domestic Operating Co. , Inc.
4.750% due 03/01/46	100	103	5.125% due 05/01/26 (Þ)	20	20
GlaxoSmithKline Capital, Inc.			Home Depot, Inc. (The)
2.800% due 03/18/23	248	242	2.625% due 06/01/22	243	238
3.375% due 05/15/23	250	249	Honeywell International, Inc.
Glencore Funding LLC			1.850% due 11/01/21	1,055	1,015
2.875% due 04/16/20 (Þ)	20	20	HSBC Bank NA
4.625% due 04/29/24 (Þ)	40	40	Series BKNT
4.000% due 03/27/27 (Þ)	200	188	5.875% due 11/01/34	475	537
GLP Capital, LP / GLP Financing II, Inc.			HSBC USA, Inc.
5.375% due 11/01/23	80	83	2.350% due 03/05/20	40	40
Goldman Sachs Capital II			7.200% due 07/15/97	157	206
Series _			Humana, Inc.
4.000% due 06/01/43 (Ê)(ƒ)	3	3	3.150% due 12/01/22	10	10
Goldman Sachs Group, Inc. (The)			3.950% due 03/15/27	100	98
5.250% due 07/27/21	380	398	4.625% due 12/01/42	20	20
3.850% due 07/08/24	150	149	4.950% due 10/01/44	20	21
4.250% due 10/21/25	310	307	4.800% due 03/15/47	10	10
3.500% due 11/16/26	90	85	IBM Credit LLC
3.691% due 06/05/28	200	190	1.800% due 01/20/21	255	247
4.223% due 05/01/29	790	778	2.608% due 01/20/21 (Ê)	800	804
6.750% due 10/01/37	540	649	Intel Corp.
6.250% due 02/01/41	160	192	3.300% due 10/01/21	240	241
5.150% due 05/22/45	30	31	2.875% due 05/11/24	460	447
4.750% due 10/21/45	250	254	3.700% due 07/29/25	20	20
Series 60MO			Series WI
3.272% due 09/29/25	775	740	3.734% due 12/08/47	10	9
Series D			Intercontinental Exchange, Inc.
6.000% due 06/15/20	150	157	3.450% due 09/21/23	255	254
Series GMTN			3.750% due 09/21/28	255	252
5.375% due 03/15/20	178	183	4.250% due 09/21/48	275	271
4.089% due 10/28/27 (Ê)	270	280	International Lease Finance Corp.
Great Plains Energy, Inc.			8.625% due 01/15/22	50	57
5.292% due 06/15/22 (~)	670	696	5.875% due 08/15/22	410	434
Halfmoon Parent, Inc.			International Paper Co.
3.200% due 09/17/20 (Þ)	2,510	2,499	8.700% due 06/15/38	305	421
3.400% due 09/17/21 (Þ)	60	60	5.150% due 05/15/46	188	193
3.750% due 07/15/23 (Þ)	150	149	Interpublic Group of Cos. , Inc. (The)
4.125% due 11/15/25 (Þ)	555	553	Series 3YR
4.375% due 10/15/28 (Þ)	110	110	3.750% due 10/01/21	390	391
4.800% due 08/15/38 (Þ)	320	320	Jackson National Life Global Funding
Halliburton Co.			2.637% due 04/27/20 (Ê)(Þ)	2,805	2,806
3.800% due 11/15/25	70	69	Jefferies Group LLC
4.850% due 11/15/35	130	136	6.500% due 01/20/43	232	239
Hanesbrands, Inc.			John Deere Capital Corp.
4.625% due 05/15/24 (Þ)	10	10	2.375% due 07/14/20	245	242
4.875% due 05/15/26 (Þ)	30	29	Series DMTN
			2.350% due 01/08/21	180	177
Harris Corp.
4.854% due 04/27/35	40	41	Series MTN
5.054% due 04/27/45	40	42	2.807% due 09/08/22 (Ê)	785	786
			Johnson & Johnson
Hasbro, Inc.			2.250% due 03/03/22	450	439
6.350% due 03/15/40	215	234	3.625% due 03/03/37	70	67
HCA, Inc.
5.000% due 03/15/24	50	51	JPMorgan Chase & Co.
			2.750% due 06/23/20	440	437
4.500% due 02/15/27	40	39	4.400% due 07/22/20	231	236
5.625% due 09/01/28	100	101	4.250% due 10/15/20	300	306
5.500% due 06/15/47	20	20	2.550% due 03/01/21	610	599
Hewlett Packard Enterprise Co.
3.500% due 10/05/21	735	734	2.877% due 03/09/21 (Ê)	1,720	1,724
6.000% due 09/15/41	235	239	4.350% due 08/15/21	130	133

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 35

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.875% due 09/10/24	795	787	3.550% due 01/15/26	90	89
4.125% due 12/15/26	230	228	Lowe's Cos. , Inc.
4.250% due 10/01/27	30	30	3.800% due 11/15/21	240	244
4.203% due 07/23/29	90	90	LyondellBasell Industries NV
6.400% due 05/15/38	100	125	5.750% due 04/15/24	198	214
4.950% due 06/01/45	100	105	Maple Escrow Subsidiary, Inc.
Kellogg Co.			4.417% due 05/25/25 (Þ)	360	361
Series B			4.597% due 05/25/28 (Þ)	238	239
7.450% due 04/01/31	187	235	Marathon Petroleum Corp.
Kerr-McGee Corp.			5.000% due 09/15/54	234	222
6.950% due 07/01/24	10	11	Marvell Technology Group, Ltd.
7.875% due 09/15/31	30	37	4.200% due 06/22/23	290	289
Keurig Dr Pepper, Inc.			Masco Corp.
4.057% due 05/25/23 (Þ)	530	531	4.450% due 04/01/25	238	240
Kinder Morgan Energy Partners, LP			MassMutual Global Funding II
3.500% due 03/01/21	30	30	1.950% due 09/22/20 (Þ)	1,315	1,286
7.500% due 11/15/40	189	234	McDonald's Corp.
Kinder Morgan, Inc.			3.350% due 04/01/23	420	416
4.300% due 03/01/28	180	178	3.700% due 01/30/26	60	59
5.550% due 06/01/45	195	206	3.500% due 03/01/27	70	68
Series GMTN			3.800% due 04/01/28	380	373
7.800% due 08/01/31	176	219	Medtronic, Inc.
KKR Group Finance Co. II LLC			Series WI
5.500% due 02/01/43 (Þ)	10	10	3.150% due 03/15/22	240	238
KKR Group Finance Co. III LLC			3.500% due 03/15/25	150	149
5.125% due 06/01/44 (Þ)	350	347	Merck & Co. , Inc.
Kohl's Corp.			2.750% due 02/10/25	40	38
5.550% due 07/17/45	740	710	Mercury General Corp.
Kraft Heinz Foods Co.			4.400% due 03/15/27	250	241
4.000% due 06/15/23	10	10	MetLife, Inc.
4.875% due 02/15/25 (Þ)	955	971	6.400% due 12/15/36	100	106
4.625% due 01/30/29	135	135	Metropolitan Life Global Funding I
6.875% due 01/26/39	270	315	2.569% due 01/08/21 (Ê)(Þ)	1,715	1,715
5.000% due 06/04/42	20	19	MGM Growth Properties LLC / MGM
			Finance Co.
Series WI			Series WI
3.500% due 07/15/22	30	30	5.625% due 05/01/24	10	10
3.000% due 06/01/26	60	55	Microsoft Corp.
5.000% due 07/15/35	240	237	1.850% due 02/06/20	250	247
5.200% due 07/15/45	20	20	2.875% due 02/06/24	427	417
4.375% due 06/01/46	20	18	2.700% due 02/12/25	40	38
Kroger Co. (The)			2.400% due 08/08/26	200	184
5.150% due 08/01/43	20	20	3.300% due 02/06/27	320	314
L3 Technologies, Inc.			3.750% due 02/12/45	100	97
3.850% due 06/15/23	238	239
			MidAmerican Energy Co.
Lamb Weston Holdings, Inc.			3.700% due 09/15/23	237	238
4.875% due 11/01/26 (Þ)	60	59
			Mondelez International, Inc.
Land O' Lakes, Inc.			4.125% due 05/07/28	243	240
6.000% due 11/15/22 (Þ)	660	688
			Morgan Stanley
Land O'Lakes Capital Trust I			3.742% due 10/24/23 (Ê)	805	827
7.450% due 03/15/28 (Þ)	180	196
Lennar Corp.			3.737% due 04/24/24	170	169
4.500% due 04/30/24	40	39	Series GMTN
			3.750% due 02/25/23	670	670
Series WI			3.772% due 01/24/29	700	672
5.000% due 06/15/27	10	10
4.750% due 11/29/27	100	96	MPLX, LP
			4.000% due 03/15/28	20	19
Leucadia National Corp.			4.500% due 04/15/38	575	541
5.500% due 10/18/23	209	216
Life Technologies Corp.			4.700% due 04/15/48	140	131
6.000% due 03/01/20	224	232	Series WI
Lockheed Martin Corp.			4.500% due 07/15/23	170	174
4.500% due 05/15/36	10	10	4.875% due 06/01/25	40	41
Series 10YR			Mutual of Omaha Insurance Co.

See accompanying notes which are an integral part of this quarterly report.

36 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.297% due 07/15/54 (Þ)	205	203	2.800% due 03/01/21	500	495
National Oilwell Varco, Inc.			Pacific Gas & Electric Co.
2.600% due 12/01/22	315	300	6.050% due 03/01/34	200	225
Navient Corp.			5.800% due 03/01/37	60	67
Series MTN			6.250% due 03/01/39	217	250
8.000% due 03/25/20	70	74	Pacific Life Insurance Co.
NBCUniversal Media LLC			4.300% due 10/24/67 (Þ)	245	220
4.375% due 04/01/21	368	377	PacifiCorp
NCL Corp. , Ltd.			5.750% due 04/01/37	197	234
4.750% due 12/15/21 (Þ)	24	24	PepsiCo, Inc.
Nestle Holdings, Inc.			2.750% due 03/01/23	242	237
3.500% due 09/24/25 (Þ)	465	462	Pepsi-Cola Metropolitan Bottling Co. ,
Nevada Power Co.			Inc.
5.450% due 05/15/41	208	236	Series B
New Cingular Wireless Services, Inc.			7.000% due 03/01/29	165	210
8.750% due 03/01/31	170	230	Pfizer, Inc.
Newell Brands, Inc.			1.950% due 06/03/21	500	486
3.150% due 04/01/21	50	49	Philip Morris International, Inc.
3.850% due 04/01/23	60	59	1.875% due 11/01/19	170	168
4.200% due 04/01/26	40	38	2.000% due 02/21/20	1,255	1,237
5.500% due 04/01/46	795	759	2.500% due 08/22/22	90	87
Series WI			4.500% due 03/20/42	40	39
5.000% due 11/15/23	790	799	Series 5YR
NGPL PipeCo. LLC			2.500% due 11/02/22	60	58
4.375% due 08/15/22 (Þ)	360	363	Series NCD
Nissan Motor Acceptance Corp.			2.375% due 08/17/22	633	608
2.150% due 07/13/20 (Þ)	244	239	Phillips 66
Noble Energy, Inc.			5.875% due 05/01/42	204	234
3.900% due 11/15/24	150	147	Plains All American Pipeline, LP / PAA
3.850% due 01/15/28	80	76	Finance Corp.
5.250% due 11/15/43	10	10	2.600% due 12/15/19	261	259
4.950% due 08/15/47	40	38	PNC Bank NA
Norfolk Southern Corp.			Series BKNT
2.400% due 05/17/22	247	240	2.450% due 11/05/20	269	265
Northern Natural Gas Co.			Precision Castparts Corp.
4.300% due 01/15/49 (Þ)	246	236	2.500% due 01/15/23	240	231
			Prime Security Services Borrower LLC /
Northrop Grumman Corp.			Prime Finance, Inc.
2.930% due 01/15/25	80	76	9.250% due 05/15/23 (Þ)	97	104
Series F0TZ			Procter & Gamble Co. (The)
3.250% due 01/15/28	210	197	2.613% due 11/01/19 (Ê)	230	231
Northwest Airlines Pass-Through Trust			1.700% due 11/03/21	251	241
Series 07-1
7.027% due 11/01/19	352	365	Progress Energy, Inc.
			4.400% due 01/15/21	30	31
Novartis Capital Corp.			Prudential Financial, Inc.
Series 0006			5.700% due 09/15/48	275	274
1.800% due 02/14/20	525	517
			PSEG Power LLC
NVR, Inc.			8.625% due 04/15/31	170	222
3.950% due 09/15/22	445	445
			Public Service Electric & Gas Co.
Occidental Petroleum Corp.			3.250% due 09/01/23	190	189
3.125% due 02/15/22	30	30
3.400% due 04/15/26	50	49	3.700% due 05/01/28	180	179
3.000% due 02/15/27	360	342	QUALCOMM, Inc.
			Series 0002
4.625% due 06/15/45	30	31	4.300% due 05/20/47	605	570
4.400% due 04/15/46	20	20	Series 000A
4.100% due 02/15/47	170	164	2.600% due 01/30/23	455	437
ONEOK, Inc.			QVC, Inc.
7.500% due 09/01/23	204	233	4.375% due 03/15/23	535	528
Oracle Corp.			Range Resources Corp.
2.625% due 02/15/23	245	238	5.875% due 07/01/22	30	31
2.950% due 05/15/25	230	221	Series WI
2.650% due 07/15/26	370	343	4.875% due 05/15/25	70	66
PACCAR Financial Corp.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 37

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Regency Energy Partners, LP / Regency			8.750% due 03/15/32	180	202
Energy Finance Corp.			Sprint Spectrum Co. LLC / Sprint
5.875% due 03/01/22	60	63	Spectrum Co. II LLC / Sprint
Reliance Holding USA, Inc.			Spectrum Co. III LLC
4.500% due 10/19/20 (Þ)	231	234	3.360% due 09/20/21 (Þ)	394	392
Reliance Standard Life Global Funding			4.738% due 03/20/25 (Þ)	1,035	1,035
II			Starbucks Corp.
2.500% due 01/15/20 (Þ)	455	451	2.200% due 11/22/20	250	245
Reynolds American, Inc.			3.800% due 08/15/25	610	606
6.875% due 05/01/20	190	200	4.000% due 11/15/28	260	259
3.250% due 06/12/20	40	40	4.500% due 11/15/48	240	236
4.450% due 06/12/25	260	262	Sunoco Logistics Partners Operations,
8.125% due 05/01/40	450	590	LP
5.850% due 08/15/45	70	76	5.400% due 10/01/47	260	257
Reynolds Group Issuer, Inc. / Reynolds			Sysco Corp.
Group Issuer LLC			2.500% due 07/15/21	225	220
5.750% due 10/15/20	81	82	Targa Resources Partners, LP / Targa
Roche Holdings, Inc.			Resources Partners Finance Corp.
2.875% due 09/29/21 (Þ)	241	239	4.250% due 11/15/23	20	20
Roper Technologies, Inc.			5.875% due 04/15/26 (Þ)	20	21
2.800% due 12/15/21	240	235	5.375% due 02/01/27	10	10
Ryder System, Inc.			Teachers Insurance & Annuity
3.500% due 06/01/21	180	180	Association of America
Sabal Trail Transmission LLC			4.900% due 09/15/44 (Þ)	240	255
4.246% due 05/01/28 (Þ)	239	240	Tennessee Gas Pipeline Co. LLC
Sabine Pass Liquefaction LLC			8.375% due 06/15/32	380	480
Series WI			Thermo Fisher Scientific, Inc.
5.750% due 05/15/24	490	526	2.950% due 09/19/26	228	211
5.000% due 03/15/27	290	298	TIAA Asset Management Finance Co.
Salesforce. com, Inc.			LLC
3.250% due 04/11/23	70	69	2.950% due 11/01/19 (Þ)	40	40
3.700% due 04/11/28	30	30	Time Warner Cable LLC
Santander Holdings USA, Inc.			4.125% due 02/15/21	150	151
4.500% due 07/17/25	20	20	6.550% due 05/01/37	150	163
SASOL Financing USA LLC			7.300% due 07/01/38	210	240
6.500% due 09/27/28	200	203	5.875% due 11/15/40	120	121
Schlumberger Holdings Corp.			Time Warner Entertainment Co. , LP
4.000% due 12/21/25 (Þ)	40	40	8.375% due 03/15/23	182	211
Select Income REIT			Time Warner, Inc.
4.250% due 05/15/24	290	277	4.750% due 03/29/21	620	639
Sherwin-Williams Co. (The)			3.800% due 02/15/27	80	76
2.250% due 05/15/20	375	369	TJX Cos. , Inc. (The)
3.125% due 06/01/24	249	239	2.750% due 06/15/21	246	243
Sierra Pacific Power Co.			2.250% due 09/15/26	10	9
Series WI			Toll Brothers Finance Corp.
2.600% due 05/01/26	236	218	4.375% due 04/15/23	30	30
Smithfield Foods, Inc.			Toyota Motor Credit Corp.
2.700% due 01/31/20 (Þ)	244	240	2.459% due 11/14/19 (Ê)	1,250	1,250
South Carolina Electric & Gas Co.			Series GMTN
3.500% due 08/15/21	240	239	2.800% due 07/13/22	245	240
4.250% due 08/15/28	320	319	Transcontinental Gas Pipe Line Co. LLC
4.600% due 06/15/43	90	89	Series WI
Southern Natural Gas Co. LLC /			7.850% due 02/01/26	220	268
Southern Natural Issuing Corp.			Tyson Foods, Inc.
4.400% due 06/15/21	400	409	3.900% due 09/28/23	265	266
Southern Power Co.			3.950% due 08/15/24	237	237
4.150% due 12/01/25	220	217	Unilever Capital Corp.
Southwest Airlines Co.			1.375% due 07/28/21	254	241
2.650% due 11/05/20	340	335	3.000% due 03/07/22	1,290	1,277
Spectrum Brands, Inc.			Union Pacific Corp.
Series WI			3.750% due 07/15/25	60	60
5.750% due 07/15/25	50	51	3.950% due 09/10/28	160	160
Sprint Capital Corp.			4.500% due 09/10/48	120	122

See accompanying notes which are an integral part of this quarterly report.

38 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Union Pacific Railroad Co. Pass-Through			2.625% due 02/21/20	240	239
Trust			3.376% due 02/15/25	178	173
Series 06-1			4.672% due 03/15/55	535	506
5.866% due 07/02/30	109	117	Viacom, Inc.
United Airlines Pass-Through Trust			3.875% due 04/01/24	20	20
3.650% due 01/07/26	345	331	6.250% due 02/28/57	745	733
Series B			Virginia Electric & Power Co.
4.600% due 03/01/26	195	195	Series B
United Parcel Service, Inc.			2.950% due 11/15/26	660	619
2.500% due 04/01/23	40	39	Series C
2.800% due 11/15/24	252	242	4.000% due 11/15/46	225	212
3.050% due 11/15/27	20	19	Visa, Inc.
United Rentals NA, Inc.			2.200% due 12/14/20	250	246
5.750% due 11/15/24	60	62	3.150% due 12/14/25	150	145
4.875% due 01/15/28	30	28	4.300% due 12/14/45	390	404
United Technologies Corp.			VOC Escrow, Ltd.
1.950% due 11/01/21	232	222	5.000% due 02/15/28 (Þ)	60	58
3.100% due 06/01/22	100	98	Volkswagen Group of America Finance
3.650% due 08/16/23	230	229	LLC
3.950% due 08/16/25	30	30	2.450% due 11/20/19 (Þ)	425	421
4.125% due 11/16/28	393	390	Wachovia Capital Trust II
4.500% due 06/01/42	30	30	2.839% due 01/15/27 (Ê)	485	447
4.625% due 11/16/48	160	160	Walgreen Co.
UnitedHealth Group, Inc.			4.400% due 09/15/42	263	240
2.700% due 07/15/20	311	309	Walgreens Boots Alliance, Inc.
3.875% due 10/15/20	10	10	3.450% due 06/01/26	240	228
2.875% due 12/15/21	40	40	4.800% due 11/18/44	100	97
4.625% due 07/15/35	100	106	Walmart, Inc.
5.700% due 10/15/40	60	71	1.900% due 12/15/20	250	245
Universal Health Services, Inc.			2.596% due 06/23/21 (Ê)	200	201
4.750% due 08/01/22 (Þ)	253	254	3.550% due 06/26/25	310	311
Univision Communications, Inc.			3.700% due 06/26/28	150	150
5.125% due 05/15/23 (Þ)	50	48	Walt Disney Co. (The)
5.125% due 02/15/25 (Þ)	60	56	2.506% due 06/05/20 (Ê)	800	802
US Airways Pass-Through Trust			2.750% due 08/16/21	264	261
Series 2012-1 Class A			Warner Media LLC
5.900% due 10/01/24	477	510	3.875% due 01/15/26	229	222
Series A Class A			Washington Prime Group, LP
7.125% due 10/22/23	279	309	5.950% due 08/15/24	221	209
US Bank NA			Waste Management, Inc.
Series BKNT			3.500% due 05/15/24	190	187
2.487% due 10/23/20 (Ê)	600	600	Wells Fargo & Co.
3.150% due 04/26/21	1,775	1,771	2.500% due 03/04/21	400	392
Valeant Pharmaceuticals International,			3.661% due 03/04/21 (Ê)	1,100	1,124
Inc.			4.600% due 04/01/21	220	226
5.625% due 12/01/21 (Þ)	30	30	3.069% due 01/24/23	485	473
5.500% due 03/01/23 (Þ)	140	135	3.572% due 10/31/23 (Ê)	1,455	1,483
9.000% due 12/15/25 (Þ)	30	32	3.000% due 04/22/26	400	372
9.250% due 04/01/26 (Þ)	20	22	3.000% due 10/23/26	260	241
Valero Energy Corp.			5.375% due 11/02/43	200	215
10.500% due 03/15/39	151	235	4.650% due 11/04/44	10	10
Verizon Communications, Inc.			4.400% due 06/14/46	230	216
2.860% due 05/22/20 (Ê)	545	548	4.750% due 12/07/46	150	149
3.500% due 11/01/24	310	306	Series GMTN
2.625% due 08/15/26	40	36	2.600% due 07/22/20	645	638
4.125% due 03/16/27	60	60	4.300% due 07/22/27	520	518
4.329% due 09/21/28 (Þ)	123	124	4.900% due 11/17/45	250	253
7.750% due 12/01/30	610	784	Western Gas Partners, LP
4.500% due 08/10/33	180	179	4.650% due 07/01/26	40	39
5.250% due 03/16/37	80	85	Whiting Petroleum Corp.
5.500% due 03/16/47	10	11	Series WI
Series WI			6.625% due 01/15/26	10	10

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 39

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Williams Cos. , Inc. (The)			3.848% due 04/12/23	200	195
5.250% due 03/15/20	40	41	Bancolombia SA
4.550% due 06/24/24	310	315	5.950% due 06/03/21	705	738
7.750% due 06/15/31	130	157	Banistmo SA
5.800% due 11/15/43	200	216	Series MTQ0
Series A			3.650% due 09/19/22 (Þ)	250	238
7.500% due 01/15/31	20	24	Bank of Montreal
Wyeth LLC			2.100% due 12/12/19	230	228
6.450% due 02/01/24	210	240	1.900% due 08/27/21	420	403
		189,192	3.803% due 12/15/32	20	19
International Debt - 8.0%			Bank of Nova Scotia (The)
1011778 B. C. Unlimited Liability Co. /			Series BKNT
New Red Finance, Inc.			2.500% due 01/08/21	220	216
5.000% due 10/15/25 (Þ)	50	48	Barclays PLC
1011778 B. C. Unlimited Liability Co.			4.338% due 05/16/24	610	602
1st Lien Term Loan B4			4.972% due 05/16/29	985	972
4.492% due 02/17/24 (Ê)	67	67	4.950% due 01/10/47	250	232
Abu Dhabi Government International			8.250% due 12/31/49 (ƒ)	330	333
Bond			BAT International Finance PLC
Series C			2.750% due 06/15/20 (Þ)	257	254
2.500% due 10/11/22 (Þ)	200	192	Bharti Airtel, Ltd.
Actavis Funding SCS			4.375% due 06/10/25 (Þ)	500	463
3.000% due 03/12/20 (Þ)	258	258
AerCap Ireland Capital DAC / AerCap			BHP Billiton Finance USA, Ltd.
Global Aviation Trust			2.875% due 02/24/22	5	5
3.300% due 01/23/23	330	318	5.000% due 09/30/43	320	355
AerCap Ireland Capital, Ltd. / AerCap			BNP Paribas SA
Global Aviation Trust			4.400% due 08/14/28 (Þ)	200	196
Series WI			4.375% due 03/01/33 (Þ)	200	190
5.000% due 10/01/21	450	463	BOC Aviation, Ltd.
Alcoa Nederland Holding BV			3.000% due 03/30/20 (Þ)	241	238
6.750% due 09/30/24 (Þ)	200	212	BP Capital Markets PLC
Alibaba Group Holding, Ltd.			3.245% due 05/06/22	10	10
2.800% due 06/06/23	270	260	2.520% due 09/19/22	250	242
Series WI			3.216% due 11/28/23	520	510
3.125% due 11/28/21	239	236	3.119% due 05/04/26	120	114
Alimentation Couche-Tard, Inc.			Braskem Netherlands Finance BV
3.550% due 07/26/27 (Þ)	220	207	3.500% due 01/10/23 (Þ)	485	462
Allergan Funding SCS			4.500% due 01/10/28 (Þ)	305	290
3.450% due 03/15/22	40	40	Brazilian Government International Bond
3.800% due 03/15/25	60	59	2.625% due 01/05/23	220	202
4.550% due 03/15/35	80	78	4.625% due 01/13/28	740	677
4.750% due 03/15/45	41	40	5.625% due 01/07/41	170	155
Ambac LSNI LLC			5.000% due 01/27/45	350	288
7.396% due 02/12/23 (Ê)(Þ)	2,254	2,277	British Telecommunications PLC
America Movil SAB de CV			9.625% due 12/15/30	30	43
5.000% due 03/30/20	535	548	Brookfield Finance LLC
3.125% due 07/16/22	280	274	4.000% due 04/01/24	218	217
Anglo American Capital PLC			Brookfield Finance, Inc.
3.625% due 09/11/24 (Þ)	200	190	4.250% due 06/02/26	211	208
ArcelorMittal			Canadian Imperial Bank of Commerce
6.250% due 02/25/22	110	118	Series BKNT
AstraZeneca PLC			2.100% due 10/05/20	246	240
2.375% due 11/16/20	580	572	3.500% due 09/13/23	910	904
2.375% due 06/12/22	350	336	Canadian Oil Sands, Ltd.
Australia & New Zealand Banking			4.500% due 04/01/22 (Þ)	680	685
Group, Ltd.			CBQ Finance, Ltd.
2.822% due 08/19/20 (Ê)(Þ)	1,000	1,005	7.500% due 11/18/19 (Þ)	205	211
Bacardi, Ltd.			Cedar Funding, Ltd.
5.300% due 05/15/48 (Þ)	420	411	Series 2018-5A Class A1R
Banco de Bogota SA			3.946% due 07/17/31 (Þ)	1,600	1,600
Series EMTQ			Cencosud SA
4.375% due 08/03/27 (Þ)	223	213	4.375% due 07/17/27 (Þ)	263	239
Banco Santander SA

See accompanying notes which are an integral part of this quarterly report.

40 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cenovus Energy, Inc.			GE Capital International Funding Co.
6.750% due 11/15/39	120	135	Unlimited Co
Series WI			Series WI
4.250% due 04/15/27	710	686	2.342% due 11/15/20	245	239
Colombia Government International			GlaxoSmithKline Capital PLC
Bond			2.850% due 05/08/22	306	301
5.625% due 02/26/44	270	290	HSBC Bank PLC
Commonwealth Bank of Australia			7.650% due 05/01/25	375	434
5.000% due 10/15/19 (Þ)	30	31	HSBC Holdings PLC
3.900% due 07/12/47 (Þ)	150	138	3.900% due 05/25/26	220	213
Cooperatieve Rabobank UA			4.041% due 03/13/28	410	395
4.625% due 12/01/23	250	254	4.583% due 06/19/29	400	400
4.375% due 08/04/25	650	643	6.250% due 12/31/99 (ƒ)	200	199
Credit Agricole Corporate And			6.500% due 12/31/99 (ƒ)	200	193
Investment Bank			Series .
Series YCD			2.922% due 05/18/21 (Ê)	825	827
2.689% due 07/30/20 (Ê)	1,000	1,000	ICICI Bank, Ltd.
Credit Agricole SA			4.000% due 03/18/26 (Þ)	252	234
3.250% due 10/04/24 (Þ)	350	328	Indonesia Government International
Credit Suisse Group AG			Bond
6.250% due 12/31/49 (ƒ)(Þ)	505	498	4.350% due 01/11/48	240	220
Credit Suisse Group Funding Guernsey,			Series REGS
Ltd.			3.750% due 04/25/22	430	426
Series WI			ING Bank NV
4.875% due 05/15/45	300	304	5.800% due 09/25/23 (Þ)	870	917
Danone SA			Intesa Sanpaolo SpA
2.077% due 11/02/21 (Þ)	690	660	3.125% due 07/14/22 (Þ)	200	186
Deutsche Telekom International Finance			3.375% due 01/12/23 (Þ)	200	185
BV
1.950% due 09/19/21 (Þ)	251	240	3.875% due 07/14/27 (Þ)	520	444
4.375% due 06/21/28 (Þ)	660	658	4.375% due 01/12/48 (Þ)	302	228
DNB Nor Bank ASA			Inversiones CMPC SA
Series YCD			4.500% due 04/25/22 (Þ)	214	217
2.561% due 02/10/20 (Ê)	1,000	1,001	KazMunayGas National Co. JSC
Dryden 37 Senior Loan Fund			5.375% due 04/24/30 (Þ)	200	203
Series 2017-37A Class AR			Korea Gas Corp.
3.439% due 01/15/31 (Ê)(Þ)	1,300	1,300	2.750% due 07/20/22 (Þ)	220	212
Dryden 50 Senior Loan Fund			Korea Hydro & Nuclear Power Co. , Ltd.
Series 2017-50A Class A1			4.750% due 07/13/21 (Þ)	229	235
3.559% due 07/15/30 (Ê)(Þ)	1,230	1,231	Korea Southern Power Co. , Ltd.
ECAF, Ltd.			3.000% due 01/29/21 (Þ)	241	237
Series 2015-1A Class A1			Kuwait International Government Bond
3.473% due 06/15/40 (Þ)	401	397	3.500% due 03/20/27 (Þ)	210	206
Ecopetrol SA			Lloyds Banking Group PLC
5.375% due 06/26/26	60	62	4.375% due 03/22/28	200	195
5.875% due 05/28/45	250	247	4.550% due 08/16/28	200	197
Empresa Electrica Angamos SA			Lloyds TSB Bank PLC
4.875% due 05/25/29 (Þ)	209	206	6.500% due 09/14/20 (Þ)	228	239
Enbridge, Inc.			Lukoil International Finance BV
3.700% due 07/15/27	222	214	6.125% due 11/09/20 (Þ)	450	468
Enel Finance International NV			4.563% due 04/24/23 (Þ)	212	210
4.625% due 09/14/25 (Þ)	810	792	LYB International Finance BV
Series 658A			4.000% due 07/15/23	260	260
3.500% due 04/06/28 (Þ)	250	220	Marks And Spencer PLC
Eni SpA			7.125% due 12/01/37 (Þ)	207	222
Series X-R			Medtronic Global Holdings SCA
4.000% due 09/12/23 (Þ)	870	860	3.350% due 04/01/27	160	156
Equate Petrochemical BV			Mexico Generadora de Energia S de rl
4.250% due 11/03/26 (Þ)	200	197	5.500% due 12/06/32 (Þ)	186	185
ESAL GMBH			Mexico Government International Bond
6.250% due 02/05/23 (Þ)	445	441	6.050% due 01/11/40	30	33
Gazprom Capital SA			4.750% due 03/08/44	20	19
3.850% due 02/06/20 (Þ)	240	239	4.600% due 02/10/48	500	470
			Mitsubishi UFJ Financial Group, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 41

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.998% due 02/22/22	60	59	6.400% due 10/21/19	180	185
Mizuho Bank, Ltd.			6.125% due 12/15/22	70	73
Series YCD			3.875% due 09/12/23	665	646
2.796% due 10/01/19 (Ê)(~)	500	501	5.125% due 05/28/24	220	220
Myriad International Holdings BV			4.519% due 06/25/24	200	199
6.000% due 07/18/20 (Þ)	206	214	Sands China, Ltd.
4.850% due 07/06/27 (Þ)	250	246	5.125% due 08/08/25 (Þ)	441	440
National Australia Bank, Ltd.			5.400% due 08/08/28 (Þ)	400	398
2.820% due 05/22/20 (Ê)(Þ)	450	452	Sanofi
National Bank of Canada			4.000% due 03/29/21	232	237
2.800% due 08/20/20	400	395	Santander PLC
Series 575			2.375% due 03/16/20	40	39
2.150% due 06/12/20	265	260	Schlumberger Norge AS
Nokia OYJ			Series 144a
3.375% due 06/12/22	270	265	4.200% due 01/15/21 (Þ)	70	71
6.625% due 05/15/39	390	420	Shell International Finance BV
Nordea Bank AB			4.375% due 03/25/20	10	10
2.787% due 05/29/20 (Ê)(Þ)	450	452	2.250% due 11/10/20	246	242
NOVA Chemicals Corp.			2.875% due 05/10/26	40	38
5.250% due 06/01/27 (Þ)	340	317	4.375% due 05/11/45	220	228
Numericable Group SA Term Loan B12			4.000% due 05/10/46	80	78
5.846% due 01/05/26 (Ê)	117	115	Shinhan Bank Co. , Ltd.
NXP BV / NXP Funding LLC			2.250% due 04/15/20 (Þ)	229	224
4.625% due 06/15/22 (Þ)	250	252	Siemens Financieringsmaatschappij NV
Pernod Ricard SA			2.150% due 05/27/20 (Þ)	246	242
4.450% due 01/15/22 (Þ)	150	153	Skandinaviska Enskilda Banken AB
Peru Government International Bond			2.742% due 05/17/21 (Ê)(Þ)	635	636
6.550% due 03/14/37	30	38	Smurfit Kappa Treasury Funding, Ltd.
5.625% due 11/18/50	110	131	7.500% due 11/20/25	125	145
Petrobras Global Finance BV			Southern Copper Corp.
6.250% due 03/17/24	100	100	6.750% due 04/16/40	10	12
Series WI			5.250% due 11/08/42	440	444
5.299% due 01/27/25	1,105	1,032	Standard Chartered PLC
Petroleos Mexicanos			5.700% due 03/26/44 (Þ)	250	259
6.625% due 06/15/35	10	10	Sumitomo Mitsui Financial Group, Inc.
Series WI			Series 5FXD
4.625% due 09/21/23	585	580	2.058% due 07/14/21	90	87
6.875% due 08/04/26	220	232	Suncor Energy, Inc.
6.750% due 09/21/47	140	134	3.600% due 12/01/24	264	262
Provincia de Buenos Aires			Suzano Austria GmbH
6.500% due 02/15/23 (Þ)	140	122	6.000% due 01/15/29 (Þ)	410	412
Reckitt Benckiser Treasury Services PLC			Suzano Austria GMBH
2.926% due 06/24/22 (Ê)(Þ)	685	685	7.000% due 03/16/47 (Þ)	160	167
Republic of Argentina Government			Svenska Handelsbanken AB
International Bond			Series BKNT
5.625% due 01/26/22	340	307	2.782% due 05/24/21 (Ê)	410	411
6.875% due 01/11/48	350	270	3.350% due 05/24/21	250	250
Series WI			Syngenta Finance NV
7.500% due 04/22/26	170	151	3.125% due 03/28/22	247	239
Republic of Ecuador Government			Telefonica Emisiones SAU
International Bond			5.134% due 04/27/20	40	41
7.875% due 01/23/28 (Þ)	200	180
Republic of Poland Government			5.462% due 02/16/21	231	241
International Bond			5.213% due 03/08/47	150	145
5.125% due 04/21/21	400	418	Tencent Holdings, Ltd.
Royal Bank of Canada			2.875% due 02/11/20 (Þ)	241	239
2.150% due 10/26/20	70	69	Teva Pharmaceutical Finance Co. BV
Series GMTN			3.650% due 11/10/21	30	29
2.125% due 03/02/20	580	574	2.950% due 12/18/22	30	28
2.150% due 03/06/20	246	243	Series 2
2.729% due 04/30/21 (Ê)	1,100	1,104	3.650% due 11/10/21	10	10
3.200% due 04/30/21	70	70	Teva Pharmaceutical Finance
Royal Bank of Scotland Group PLC			Netherlands III BV

See accompanying notes which are an integral part of this quarterly report.

42 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.200% due 07/21/21	200	188	American Builders Contractors Co. , Inc.
2.800% due 07/21/23	10	9	1st Lien Term Loan B2
Toronto-Dominion Bank (The)			4.242% due 10/31/23 (Ê)	108	107
2.700% due 05/01/20	1,105	1,095	Aramark Services, Inc. 1st Lien Term
3.000% due 06/11/20	219	219	Loan B3
3.250% due 06/11/21	90	90	4.084% due 03/11/25 (Ê)	68	68
			Avolon LLC 1st Lien Term Loan B3
Total Capital International SA			4.165% due 01/15/25 (Ê)	78	78
2.750% due 06/19/21	242	239	Beacon Roofing Supply, Inc. Term Loan
Total Capital SA			B
4.250% due 12/15/21	230	236	4.383% due 01/02/25 (Ê)	121	120
Transocean Pontus, Ltd.			Berry Plastics Group, Inc. 1st Lien Term
6.125% due 08/01/25 (Þ)	29	29	Loan Q
Trust F/1401			4.186% due 2022(Ê)	94	94
5.250% due 01/30/26 (Þ)	212	211	Boyd Gaming Corp. Term Loan B
UBS AG			4.417% due 09/15/23 (Ê)	42	42
2.450% due 12/01/20 (Þ)	845	828	Brickman Group, Ltd. 1st Lien Term
UBS Group Funding Switzerland AG			Loan B
3.491% due 05/23/23 (Þ)	270	264	4.688% due 08/10/25 (Ê)	40	40
4.253% due 03/23/28 (Þ)	200	198	Caesars Resort Collection LLC 1st Lien
Unitymedia Finance LLC 1st Lien Term			Term Loan B
Loan D			4.992% due 12/22/24 (Ê)	120	121
4.408% due 01/15/26 (Ê)	90	90	Catalent Pharma Solutions, Inc. Term
Vale Overseas, Ltd.			Loan B
6.875% due 11/21/36	270	314	4.492% due 05/20/21 (Ê)	44	44
6.875% due 11/10/39	180	211	Change Healthcare Holdings LLC 1st
Valeant Pharmaceuticals International,			Lien Term Loan B
Inc.			4.992% due 03/01/24 (Ê)	83	84
7.000% due 03/15/24 (Þ)	90	95	Charter Communications Operating LLC
Valeant Pharmaceuticals International,			1st Lien Term Loan B
Inc. Term Loan B			4.250% due 04/30/25 (Ê)	68	69
5.104% due 05/17/25 (Ê)	58	58	CityCenter Holdings LLC Term Loan B
Validus Holdings, Ltd.			4.492% due 04/18/24 (~)(Ê)	22	22
8.875% due 01/26/40	355	510	CWGS Group LLC Term Loan
Virgin Media Bristol LLC 1st Lien Term			4.870% due 11/08/23 (Ê)	69	68
Loan K			Dell International LLC 1st Lien Term
4.658% due 01/15/26 (Ê)	37	37	Loan B
Vodafone Group PLC			4.250% due 09/07/23 (Ê)	69	69
4.375% due 03/16/21	232	237	First Data Corp. 1st Lien Term Loan
4.375% due 05/30/28	290	286	4.212% due 04/26/24 (Ê)	84	84
			Golden Nugget, Inc. 1st Lien Term Loan
5.250% due 05/30/48	140	140	B
Voya CLO, Ltd.			4.957% due 10/04/23 (Ê)	124	125
Series 2017-2A Class A1R
3.586% due 04/17/30 (Ê)(Þ)	1,428	1,430	HCA, Inc. Term Loan B10
			4.242% due 03/07/25 (Ê)	178	180
Westpac Banking Corp.			Hilton Worldwide Finance LLC Term
2.300% due 05/26/20	10	10	Loan B2
2.600% due 11/23/20	80	79	3.966% due 10/25/23 (Ê)	144	145
Woori Bank			Jaguar Holding Co. II 1st Lien Term
5.875% due 04/13/21 (Þ)	232	242	Loan
Ziggo Secured Finance Partnership 1st			4.742% due 08/18/22 (Ê)	102	102
Lien Term Loan E			Level 3 Financing, Inc. Term Loan B
4.658% due 04/27/25 (Ê)	46	45	4.432% due 02/22/24 (Ê)	130	130
		70,441	M A Finance Co. LLC 1st Lien Term
Loan Agreements - 0.6%			Loan B
Air Medical Group Holdings, Inc. 1st			4.742% due 06/21/24 (Ê)	4	4
Lien Term Loan B			MacDermid, Inc. Term Loan B6
5.383% due 04/28/22 (Ê)	117	115	5.242% due 06/07/23 (~)(Ê)	414	417
Albertson's LLC Term Loan B4			Marriott Ownership Resorts, Inc. Term
4.992% due 08/25/21 (Ê)	38	38	Loan B
Albertson's LLC Term Loan B6			4.492% due 08/09/25 (Ê)	145	146
5.311% due 06/22/23 (Ê)	73	73	MGM Growth Properties Operating
American Axle & Manufacturing, Inc.			Partnership, LP Term Loan B
1st Lien Term Loan B			4.242% due 04/25/23 (Ê)	187	187
4.462% due 04/06/24 (Ê)	34	34	Michaels Stores, Inc. 1st Lien Term
			Loan B

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 43

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.719% due 01/28/23 (Ê)	109	108	Banc of America Funding Trust
MultiPlan, Inc. Term Loan B			Series 2005-D Class A1
5.136% due 05/25/23 (Ê)	121	121	3.509% due 05/25/35 (~)(Ê)	415	434
ON Semiconductor Corp. 1st Lien Term			Series 2006-6 Class 2A1
Loan B			6.000% due 08/25/36	956	932
3.992% due 03/31/23 (Ê)	22	22	Barclays Commercial Mortgage
Party City Holdings, Inc. 1st Lien Term			Securities LLC
Loan			Series 2017-GLKS Class E
5.139% due 08/19/22 (Ê)	71	72	4.101% due 11/15/34 (Å)(Ê)	1,372	1,373
PetSmart, Inc. Term Loan B2			Bayview Commercial Asset Trust
5.120% due 03/10/22 (Ê)	191	166	Series 2007-2A Class A1
Post Holdings, Inc. Incremental Term			1.507% due 07/25/37 (Å)(Ê)	1,170	1,124
Loan B			BCAP LLC Trust
4.212% due 05/24/24 (Ê)	169	169	Series 2010-RR7 Class 3A12
Prime Security Services Borrower LLC			2.798% due 08/26/35 (~)(Ê)(Þ)	955	827
Term Loan B1			Series 2011-R11 Class 15A1
4.992% due 05/02/22 (Ê)	87	88	3.400% due 10/26/33 (~)(Å)(Ê)	116	118
Quikrete Holdings, Inc. 1st Lien Term			Series 2011-R11 Class 20A5
Loan B			3.411% due 03/26/35 (~)(Ê)(Þ)	38	38
4.992% due 11/15/23 (Ê)	114	114
Reynolds Group Holdings, Inc. 1st Lien			Bear Stearns Alternative-A Trust
Term Loan B			Series 2005-2 Class 1M1
4.992% due 02/05/23 (Ê)	105	106	1.342% due 03/25/35 (Ê)	900	859
RPI Finance Trust Term Loan B			Series 2005-4 Class 24A1
4.386% due 03/27/23 (Ê)	81	81	3.031% due 05/25/35 (~)(Ê)	350	362
Scientific Games International, Inc. 1st			Bear Stearns ARM Trust
Lien Term Loan B5			Series 2004-3 Class 2A
5.034% due 08/14/24(Ê)	125	125	3.063% due 07/25/34 (~)(Ê)	153	154
Seattle SpinCo, Inc. 1st Lien Term Loan			Bear Stearns Commercial Mortgage
B3			Securities Trust
4.742% due 06/21/24 (Ê)	27	27	Series 2007-T26 Class AM
Sprint Communications, Inc. 1st Lien			5.513% due 01/12/45 (~)	92	92
Term Loan B			Blackstone Commercial Mortgage Trust
4.750% due 02/02/24 (Ê)	17	17	Series 2018-BIOA Class E
Sungard Availability Services Capital,			3.601% due 03/15/37 (Å)(Ê)	1,575	1,580
Inc. 1st Lien Term Loan B			BX Trust
12.104% due 10/01/22 (Ê)	318	312	Series 2018-BILT Class C
Trans Union LLC 1st Lien Term Loan B3			3.378% due 05/15/35 (Þ)	1,650	1,654
4.242% due 04/09/23 (~)(Ê)	111	111	Series 2018-MCSF Class A
Univision Communications, Inc. Term			2.735% due 04/15/35 (Þ)	1,036	1,032
Loan C5			BXP Trust
4.992% due 03/15/24 (Ê)	160	155	Series 2017-GM Class A
UPC Financing Partnership 1st Lien			3.379% due 06/13/39 (Þ)	416	402
Term Loan AR			CFCRE Commercial Mortgage Trust
4.658% due 01/15/26 (Ê)	124	124	Series 2016-C3 Class A3
VICI Properties, Inc. 1st Lien Term			3.865% due 01/10/48	1,150	1,152
Loan B			CHL Mortgage Pass-Through Trust
4.212% due 12/15/24 (Ê)	76	76	Series 2005-3 Class 1A2
Western Digital Corp. 1st Lien Term			1.814% due 04/25/35 (Ê)	8	8
Loan B4
3.992% due 04/29/23 (Ê)	42	42	Citigroup Commercial Mortgage Trust
			Series 2013-375P Class A
XPO Logistics, Inc. Term Loan			3.251% due 05/10/35 (Þ)	380	376
4.230% due 02/23/25 (Ê)	85	86
			Series 2015-GC29 Class C
		4,928	4.293% due 04/10/48 (~)	100	98
Mortgage-Backed Securities - 21.9%			Citigroup Mortgage Loan Trust, Inc.
A10 Securitization LLC			Series 2005-2 Class 1A2A
Series 2017-AA Class B1			3.131% due 05/25/35 (~)(Ê)	369	378
0.071% due 05/15/36 (Å)	961	936	Series 2005-11 Class A2A
American Home Mortgage Investment			3.630% due 10/25/35 (Ê)	7	7
Trust			Series 2006-AR9 Class 1M1
Series 2004-4 Class 4A			0.865% due 11/25/36 (Ê)	1,060	918
3.844% due 02/25/45 (Ê)	18	18
Banc of America Commercial Mortgage			Series 2015-2 Class 5A1
Trust			0.444% due 03/25/47 (Å)(Ê)	299	293
Series 2007-2 Class AJ			Cold Storage Trust
5.634% due 04/10/49 (~)	44	26	Series 2017-ICE3 Class D

See accompanying notes which are an integral part of this quarterly report.

44 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.094% due 04/15/24 (Ê)(Þ)	510	513	3.000% due 2037	94	92
Commercial Mortgage Trust			5.500% due 2037	132	142
Series 2013-300P Class A1			5.500% due 2038	550	596
4.353% due 08/10/30 (Þ)	390	404	6.000% due 2039	50	56
Series 2013-CR6 Class B			4.000% due 2040	324	331
3.397% due 03/10/46 (Þ)	211	206	5.500% due 2040	660	718
Series 2013-CR9 Class ASB			6.000% due 2040	153	168
3.834% due 07/10/45	816	826	4.000% due 2041	551	562
Series 2014-277P Class A			6.000% due 2041	161	178
3.732% due 08/10/49 (Þ)	410	412	3.500% due 2043	1,255	1,238
Series 2015-LC19 Class A4			4.000% due 2044	1,103	1,127
3.183% due 02/10/48	191	187	3.500% due 2045	1,791	1,771
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ)	140	137	3.000% due 2046	596	571
Countrywide Alternative Loan Trust			4.000% due 2046	1,799	1,824
Series 2007-16CB Class 1A5			4.500% due 2046	584	610
1.156% due 08/25/37 (Ê)	496	422	3.000% due 2047	707	679
Credit Suisse Mortgage Capital			3.500% due 2047	662	652
Certificates			4.000% due 2047	4,184	4,227
Series 2017-CHOP Class G			4.500% due 2047	2,516	2,597
6.446% due 07/15/32 (Ê)(Þ)	600	600	4.500% due 2048	9,201	9,495
Credit Suisse Mortgage Trust			4.000% due 2056	1,317	1,340
Series 2018-J1 Class A2			4.500% due 2056	331	345
3.500% due 02/25/48 (~)(Þ)	1,246	1,209	5.500% due 2056	314	340
CSMC Mortgage-Backed Trust			3.500% due 2057	955	937
Series 2011-4R Class 5A1			4.000% due 2057	180	183
3.588% due 05/27/36 (~)(Å)	14	14	4.500% due 2057	288	299
DBJPM Mortgage Trust
Series 2016-C3 Class A5			15 Year TBA(Ï)
2.890% due 09/10/49	240	227	3.500%	3,200	3,216
Deutsche Mortgage Securities, Inc. Re-			30 Year TBA(Ï)
REMIC Trust			3.000%	7,665	7,327
Series 2007-WM1 Class A1			3.500%	7,790	7,657
4.078% due 06/27/37 (~)(Ê)(Þ)	515	520	4.000%	800	808
Fannie Mae			4.500%	600	619
3.950% due 2020	405	410	5.000%	1,000	1,050
4.000% due 2020	34	35	Series 2016-C04 Class 1M2
5.500% due 2020	4	4	4.726% due 01/25/29 (Ê)	50	56
4.250% due 2021	395	404	Fannie Mae Connecticut Avenue
4.283% due 2021	546	558	Securities
2.500% due 2022	237	233	Series 2014-C02 Class 1M2
5.500% due 2022	35	35	3.134% due 05/25/24 (Ê)	882	938
			Series 2014-C04 Class 1M2
2.000% due 2023	872	851	6.138% due 11/25/24 (Ê)	931	1,067
2.500% due 2024	395	391	Series 2016-C06 Class 1M1
4.500% due 2024	4	4	2.538% due 04/25/29 (Ê)	891	899
2.500% due 2025	302	299	Fannie Mae REMIC Trust
4.000% due 2025	12	12	Series 2004-W5 Class A1
4.500% due 2025	181	188	6.000% due 02/25/47	177	193
4.000% due 2026	128	131	Fannie Mae REMICS
3.030% due 2027	475	456	Series 1999-56 Class Z
2.560% due 2028	370	339	7.000% due 12/18/29	12	13
3.625% due 2028	585	586	Series 2005-24 Class ZE
3.500% due 2030	130	132	5.000% due 04/25/35	246	262
2.600% due 2031	375	331	Series 2009-96 Class DB
5.000% due 2031	133	140	4.000% due 11/25/29	181	187
6.000% due 2032	26	29	Series 2012-35 Class SC
3.000% due 2033	1,094	1,075	Interest Only STRIP
3.500% due 2033	829	832	5.266% due 04/25/42 (Ê)	27	4
5.000% due 2033	6	7	Series 2012-55 Class PC
3.500% due 2034	173	174	3.500% due 05/25/42	700	688
5.500% due 2034	21	23	Series 2013-54 Class BS
			Interest Only STRIP
4.500% due 2035	489	510	4.918% due 06/25/43 (Ê)	117	20

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 45

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-124 Class SB			4.500% due 2048	4,566	4,715
Interest Only STRIP			5.000% due 2048	200	211
4.718% due 12/25/43 (Ê)	128	21	30 Year TBA(Ï)
Series 2016-23 Class ST			4.000%	1,600	1,616
Interest Only STRIP			4.500%	4,600	4,748
5.547% due 11/25/45 (Ê)	429	70	5.000%	300	315
Series 2016-61 Class BS			Freddie Mac Multifamily Structured
Interest Only STRIP			Pass-Through Certificates
5.613% due 09/25/46 (Ê)	385	48	Series 2013-K024 Class A2
Series 2017-76 Class SB			2.573% due 09/25/22	1,530	1,496
Interest Only STRIP			Series 2013-K029 Class A2
4.866% due 10/25/57 (Ê)	415	68	3.320% due 02/25/23 (~)	1,450	1,457
Series 2017-85 Class SC			Series 2015-K045 Class A2
Interest Only STRIP			3.023% due 01/25/25	1,020	1,002
4.963% due 11/25/47 (Ê)	82	12	Series 2015-K046 Class A2
Fannie Mae-Aces			3.205% due 03/25/25	400	397
Series 2014-M13 Class AB2			Series 2016-K052 Class A2
2.951% due 08/25/24 (~)	153	151	3.151% due 11/25/25	1,110	1,096
Series 2015-M11 Class A1			Series 2016-K053 Class A2
2.097% due 04/25/25	151	149	2.995% due 12/25/25	390	380
Series 2016-M2 Class ABV2			Series 2016-K058 Class X1
2.131% due 01/25/23	422	405	Interest Only STRIP
Series 2016-M3 Class ASQ2			0.930% due 08/25/26 (~)	4,132	251
2.263% due 02/25/23	877	849	Freddie Mac REMICS
Series 2016-M6 Class AB2			Series 2003-2624 Class QH
2.395% due 05/25/26	1,015	945	5.000% due 06/15/33	85	90
Series 2016-M7 Class AV2			Series 2006-R006 Class ZA
2.157% due 10/25/23	2,035	1,941	6.000% due 04/15/36	321	352
Series 2017-M15 Class ATS2			Series 2006-R007 Class ZA
3.136% due 11/25/27 (~)	10	10	6.000% due 05/15/36	267	291
FDIC Trust			Series 2009-3569 Class NY
Series 2010-R1 Class A			5.000% due 08/15/39	1,400	1,440
2.184% due 05/25/50 (Å)	160	160	Series 2010-3632 Class PK
Federal Home Loan Bank			5.000% due 02/15/40	182	192
2.125% due 02/11/20	70	69	Series 2010-3653 Class B
Flagstar Mortgage Trust			4.500% due 04/15/30	266	277
Series 2017-2 Class A5			Series 2011-3973 Class SA
3.500% due 10/25/47 (~)(Þ)	1,033	1,016	Interest Only STRIP
Series 2018-2 Class A4			5.331% due 12/15/41 (Ê)	397	68
3.500% due 04/25/48 (~)(Þ)	576	559	Series 2012-4010 Class KM
Freddie Mac			3.000% due 01/15/42	133	129
4.500% due 2020	7	7	Series 2013-4233 Class MD
2.000% due 2028	1,362	1,310	1.750% due 03/15/25	28	28
3.500% due 2030	132	134	Series 2018-4813 Class CJ
4.500% due 2034	178	185	3.000% due 08/15/48	197	188
3.000% due 2038	193	186	Freddie Mac Strips
5.500% due 2038	405	447	Series 2014-334 Class S7
6.000% due 2038	84	93	Interest Only STRIP
5.000% due 2040	258	274	5.592% due 08/15/44 (Ê)	188	32
4.000% due 2041	1,365	1,390	Series 2016-353 Class S1
4.500% due 2041	254	265	Interest Only STRIP
5.500% due 2041	264	286	4.773% due 12/15/46 (Ê)	85	14
			Freddie Mac Structured Agency Credit
3.500% due 2043	1,052	1,046	Risk Debt Notes
4.000% due 2044	636	647	Series 2015-DN1 Class M3
3.500% due 2045	1,832	1,813	4.331% due 01/25/25 (Ê)	874	939
4.000% due 2045	1,455	1,474	Series 2015-DNA2 Class M2
3.500% due 2046	2,010	1,982	3.838% due 12/25/27 (Ê)	344	351
4.000% due 2046	2,083	2,110	Series 2015-DNA3 Class M3
4.500% due 2046	306	317	5.133% due 04/25/28 (Ê)	500	597
3.000% due 2047	708	678	Series 2015-DNA3 Class M3F
4.000% due 2047	4,151	4,197	5.321% due 04/25/28 (Ê)	760	862
4.000% due 2048	1,177	1,188	Series 2015-HQA2 Class M2

See accompanying notes which are an integral part of this quarterly report.

46 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.038% due 05/25/28 (Ê)	572	588	3.050% due 05/10/49 (Æ)	1,342	1,284
Series 2017-DNA1 Class M2			Hilton USA Trust
4.028% due 07/25/29 (Ê)	740	810	Series 2016-HHV Class D
Series 2017-DNA2 Class B1			4.194% due 11/05/38 (~)(Þ)	1,240	1,212
6.144% due 10/25/29 (Ê)	510	598	Series 2016-HHV Class E
Series 2017-DNA2 Class M1			4.194% due 11/05/38 (~)(Å)	600	567
2.186% due 10/25/29 (Ê)	366	370	Series 2016-SFP Class A
Freddie Mac Whole Loan Securities			2.828% due 11/05/35 (Þ)	226	218
Trust			HMH Trust
Series 2016-SC01 Class M1			Series 2017-NSS Class E
3.883% due 07/25/46 (~)	124	121	6.292% due 07/05/31 (Å)	1,170	1,124
Ginnie Mae			Hyatt Hotel Portfolio Trust
Series 2012-135 Class IO			Series 2017-HYT2 Class C
Interest Only STRIP			2.289% due 08/09/20 (Ê)(Þ)	789	789
0.615% due 01/16/53 (~)	1,872	72	IndyMac Mortgage Loan Trust
Series 2016-21 Class ST			Series 2007-FLX3 Class A1
Interest Only STRIP			1.474% due 06/25/37 (Ê)	247	245
5.638% due 02/20/46 (Ê)	274	44	JPMorgan Chase Commercial Mortgage
Series 2016-51 Class NS			Securities Trust
Interest Only STRIP			Series 2004-LN2 Class B
5.518% due 04/20/46 (Ê)	138	20	5.462% due 07/15/41 (~)	150	129
Ginnie Mae I			Series 2015-MAR7 Class E
2.140% due 2023	406	390	5.962% due 06/05/32 (Þ)	500	489
Ginnie Mae II			Series 2016-NINE Class A
3.000% due 2047	1,809	1,754	2.854% due 10/06/38 (~)(Þ)	394	369
3.500% due 2047	382	380	JPMorgan Mortgage Trust
4.500% due 2048	100	103	Series 2015-3 Class A5
5.000% due 2048	5,687	5,948	3.500% due 05/25/45 (~)(Þ)	362	358
30 Year TBA(Ï)			Series 2016-4 Class A5
3.000%	3,700	3,583	3.500% due 10/25/46 (~)(Þ)	421	415
3.500%	400	398	Series 2017-2 Class A5
4.000%	1,800	1,830	3.500% due 05/25/47 (~)(Þ)	507	500
4.500%	3,460	3,576	Series 2017-3 Class 1A5
5.000%	600	627	3.500% due 08/25/47 (~)(Þ)	931	917
Ginnie Mae REMICS			Series 2018-3 Class A1
Series 2013-53 Class OI			3.500% due 04/25/48 (~)(Þ)	720	699
Interest Only STRIP			Series 2018-4 Class A1
3.500% due 04/20/43	923	140	3.500% due 10/25/48 (~)(Þ)	280	272
Series 2018-108 Class A			Series 2018-5 Class A1
3.250% due 05/16/59	50	49	3.500% due 10/25/48 (~)(Þ)	938	910
Series 2018-123 Class AH			Series 2018-8 Class A15
3.250% due 09/16/52	20	20	4.000% due 01/25/49 (Þ)	686	690
Series 2018-130 Class A			Series 2018-9 Class A15
3.250% due 05/16/59	50	49	4.000% due 09/25/48 (Þ)	457	459
Grace Mortgage Trust			LB-UBS Commercial Mortgage Trust
Series 2014-GRCE Class A			Series 2005-C7 Class F
3.369% due 06/10/28 (Þ)	393	393	5.350% due 11/15/40 (~)	272	274
GS Mortgage Securities Corp. II			Series 2007-C6 Class AM
Series 2018-SRP5 Class A			6.114% due 07/15/40 (~)	32	32
3.458% due 09/15/31 (Þ)	490	490	ML-CFC Commercial Mortgage Trust
GS Mortgage Securities Corp. Trust			Series 2007-5 Class AJ
Series 2018-CHLL Class D			5.450% due 08/12/48 (~)	209	163
3.238% due 02/15/37 (Ê)(Þ)	332	334	Series 2007-5 Class AJFL
GS Mortgage Securities Trust			5.450% due 08/12/48 (~)(Þ)	208	162
Series 2012-GCJ7 Class A4			Morgan Stanley Bank of America Merrill
3.377% due 05/10/45	1,145	1,147	Lynch Trust
Series 2013-GC14 Class AAB			Series 2015-C24 Class A4
3.817% due 08/10/46	463	467	3.732% due 05/15/48	835	836
Series 2013-GC14 Class AS			Series 2015-C26 Class A3
4.507% due 08/10/46 (Þ)	235	243	3.211% due 10/15/48	875	864
Series 2015-GS1 Class C			Series 2016-C31 Class A1
4.570% due 11/10/48 (~)	180	181	1.511% due 11/15/21	302	294
Series 2016-GS2 Class A4			Morgan Stanley Capital I Trust
			Series 2011-C3 Class A4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 47

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
4.118% due 07/15/49	115	117	6.000% due 11/25/35		1,026	966
Series 2015-MS1 Class A4			Series 2005-AR9 Class A1A
3.779% due 05/15/48 (~)	200	200	2.261% due 07/25/45 (Ê)		356	358
Series 2016-UBS9 Class A4			Series 2005-AR11 Class A1A
3.594% due 03/15/49	205	203	0.844% due 08/25/45 (Ê)		330	333
Series 2018-BOP Class E			Series 2006-AR1 Class 2A1A
4.108% due 06/15/35 (Å)	1,732	1,736	1.594% due 01/25/46 (Ê)		454	459
Series 2018-SUN Class E			Wells Fargo Commercial Mortgage Trust
4.108% due 07/15/35 (Å)	1,955	1,956	Series 2017-RB1 Class XA
Morgan Stanley Mortgage Capital			Interest Only STRIP
Holdings LLC Trust			1.288% due 03/15/50 (~)		1,970	166
Series 2017-237P Class D			Wells Fargo Mortgage Backed Securities
3.865% due 09/13/39 (Þ)	1,500	1,410	Trust
Series 2017-237P Class XA			Series 2004-P Class 2A1
Interest Only STRIP			3.538% due 09/25/34 (~)(Ê)		122	125
0.467% due 09/13/39 (~)(Å)	8,761	246	Series 2006-AR2 Class 2A1
Series 2017-237P Class XB			3.257% due 03/25/36 (~)		490	498
Interest Only STRIP			Series 2006-AR5 Class 1A1
0.051% due 09/13/39 (~)(Å)	5,418	40	3.337% due 04/25/36 (~)(Ê)		1,614	1,631
MSCG Trust			WFRBS Commercial Mortgage Trust
Series 2015-ALDR Class A2			Series 2014-C19 Class A3
3.577% due 06/07/35 (~)(Þ)	255	246	3.660% due 03/15/47		500	503
Nomura Resecuritization Trust			WinWater Mortgage Loan Trust
Series 2015-4R Class 1A14			Series 2014-1 Class A1
0.590% due 03/26/47 (Ê)(Þ)	1,290	876	3.926% due 06/20/44 (~)(Þ)		685	677
One Market Plaza Trust			Worldwide Plaza Trust
Series 2017-1MKT Class A			Series 2017-WWP Class A
3.614% due 02/10/32 (Þ)	370	368	3.526% due 11/10/36 (Þ)		452	439
Series 2017-1MKT Class C						193,516
4.016% due 02/10/32 (Þ)	217	215	Municipal Bonds - 0.4%
Series 2017-1MKT Class D			Municipal Electric Authority of Georgia
4.146% due 02/10/32 (Þ)	400	393	Revenue Bonds
Series 2017-1MKT Class E			6.637% due 04/01/57		665	784
4.142% due 02/10/32 (Å)	595	565	7.055% due 04/01/57		325	372
RBS Commercial Funding, Inc. Trust			Tender Option Bond Trust Receipts
Series 2013-GSP Class A			/ Certificates General Obligation
3.961% due 01/13/32 (~)(Þ)	200	202	Unlimited
Residential Accredit Loans, Inc.			2.040% due 08/01/49 (~)(Ê)(Þ)		500	500
Series 2006-QO7 Class 2A1			Tender Option Bond Trust Receipts /
1.464% due 09/25/46 (Ê)	1,069	948	Certificates Revenue Bonds
Residential Asset Securitization Trust			2.590% due 10/29/27 (~)(Ê)(Þ)		1,400	1,400
Series 2003-A15 Class 1A2						3,056
1.684% due 02/25/34 (Ê)	22	21	Non-US Bonds - 3.4%
Sequoia Mortgage Trust			Australia Government International
Series 2015-1 Class A1			Bond
3.500% due 01/25/45 (~)(Þ)	651	633	Series 126
SG Commercial Mortgage Securities			4.500% due 04/15/20	AUD	2,330	1,748
Trust			Series 133
Series 2016-C5 Class A4			5.500% due 04/21/23	AUD	990	816
3.055% due 10/10/48	475	450	Series 140
Structured Adjustable Rate Mortgage			4.500% due 04/21/33	AUD	1,040	900
Loan Trust			Brazil Notas do Tesouro Nacional
Series 2006-5 Class 3A			Series NTNB
3.101% due 06/25/36 (~)(Ê)	1,383	1,146	6.000% due 05/15/45	BRL	334	266
Tharaldson Hotel Portfolio Trust			Series NTNF
Series 2018-THL Class A			10.000% due 01/01/21	BRL	3,205	822
2.300% due 11/11/34 (Ê)(Þ)	433	433	10.000% due 01/01/23	BRL	3,513	867
Washington Mutual Mortgage Pass-			10.000% due 01/01/25	BRL	3,370	808
Through Certificates Trust
Series 2003-AR7 Class A7			10.000% due 01/01/27	BRL	165	39
3.130% due 08/25/33 (~)(Ê)	71	73	Colombian TES
Series 2004-AR4 Class A6			Series B
4.120% due 06/25/34	698	713	10.000% due 07/24/24	COP	6,809,400	2,705
Series 2005-10 Class 3CB1			6.000% due 04/28/28	COP	703,400	223

See accompanying notes which are an integral part of this quarterly report.

48 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Ireland Government International Bond				5.750% due 10/25/21	PLN	1,998	604
5.400% due 03/13/25	EUR	1,220	1,856	Series 1023
Japan Government 10 Year International				4.000% due 10/25/23	PLN	840	243
Bond				Russian Federal Bond - OFZ
Series 348				Series 6207
10.000% due 09/20/27	JPY	73,350	646	8.150% due 02/03/27	RUB	48,740	734
Malaysia Government International Bond				Series 6212
Series 0111				7.050% due 01/19/28	RUB	2,430	34
4.160% due 07/15/21	MYR	150	37	Series 6219
Series 0114				7.750% due 09/16/26	RUB	31,660	467
4.181% due 07/15/24	MYR	540	132	Singapore Government International
Series 0116				Bond
3.800% due 08/17/23	MYR	3,100	748	2.000% due 07/01/20	SGD	350	256
Series 0117				2.250% due 06/01/21	SGD	540	397
3.882% due 03/10/22	MYR	428	104	1.250% due 10/01/21	SGD	250	178
Series 0215				3.125% due 09/01/22	SGD	290	220
3.795% due 09/30/22	MYR	1,220	295	2.750% due 07/01/23	SGD	470	352
Series 0314				3.000% due 09/01/24	SGD	380	288
4.048% due 09/30/21	MYR	610	149	2.375% due 06/01/25	SGD	400	292
Series 0315				2.125% due 06/01/26	SGD	120	86
3.659% due 10/15/20	MYR	1,274	309	3.500% due 03/01/27	SGD	423	334
Series 0414
3.654% due 10/31/19	MYR	1,060	257				30,211
Series 0517				United States Government Treasuries - 30.9%
3.441% due 02/15/21	MYR	432	104	United States Treasury Inflation Indexed
				Bonds
Series 0613				1.375% due 01/15/20		9,783	9,854
3.889% due 07/31/20	MYR	230	56	0.125% due 04/15/21		10,601	10,384
Series 0902				0.375% due 07/15/23		11,475	11,253
4.378% due 11/29/19	MYR	220	54
Mexican Bonos				0.375% due 07/15/25		6,799	6,584
Series M 20				3.375% due 04/15/32		6,282	8,160
10.000% due 12/05/24	MXN	630	37	0.750% due 02/15/45		4,431	4,118
7.500% due 06/03/27	MXN	6,762	352	1.000% due 02/15/46		606	598
Series M 30				0.875% due 02/15/47		4,458	4,262
10.000% due 11/20/36	MXN	16,152	1,020	United States Treasury Notes
8.500% due 11/18/38	MXN	9,100	506	1.375% due 05/31/20		17,365	16,967
Series M				1.375% due 05/31/21		11,195	10,768
8.000% due 06/11/20	MXN	15,200	815	1.125% due 06/30/21		14,130	13,482
6.500% due 06/10/21	MXN	740	38	1.250% due 10/31/21		23,445	22,319
7.750% due 05/29/31	MXN	2,940	154	1.750% due 05/15/23		25,280	23,980
7.750% due 11/13/42	MXN	46,399	2,386	2.750% due 08/31/23		440	436
8.000% due 11/07/47	MXN	4,880	258	1.625% due 10/31/23		15,830	14,842
New Zealand Government International				2.000% due 06/30/24		610	579
Bond				2.250% due 10/31/24		1,175	1,127
Series 0423				2.500% due 01/31/25		9,490	9,218
5.500% due 04/15/23	NZD	1,549	1,182	2.875% due 04/30/25		28,410	28,191
Series 0521				2.125% due 05/15/25		2,850	2,699
6.000% due 05/15/21	NZD	3,120	2,290	2.000% due 08/15/25		4,498	4,216
Series 0925				2.250% due 11/15/25		2,680	2,548
2.000% due 09/20/25	NZD	410	307	1.625% due 02/15/26		2,303	2,090
Peru Government International Bond				1.625% due 05/15/26		2,005	1,814
5.700% due 08/12/24	PEN	3,740	1,181	1.500% due 08/15/26		2,055	1,835
6.900% due 08/12/37	PEN	2,670	858
Republic of Argentina Government				2.375% due 05/15/27		2,495	2,369
International Bond				2.250% due 08/15/27		850	797
18.200% due 10/03/21	ARS	5,600	120	2.250% due 11/15/27		18,615	17,425
Series POM				2.750% due 02/15/28		1,855	1,809
43.077% due 06/21/20 (Ê)	ARS	450	13	2.875% due 05/15/28		1,366	1,346
Republic of Poland Government				2.875% due 08/15/28		40	39
International Bond				4.375% due 02/15/38		1,940	2,289
Series 1020				4.500% due 05/15/38		1,945	2,334
5.250% due 10/25/20	PLN	920	268	3.750% due 11/15/43		1,945	2,129
Series 1021				3.125% due 08/15/44		690	681

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 49

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$			or Shares	$
2.500% due 02/15/45		1,810		1,585	2.647% due 05/29/19 (Ê)(~)		500	501
2.875% due 08/15/45		4,770		4,490	Canadian Oil Sands, Ltd.
3.000% due 11/15/45		1,702		1,641	7.750% due 05/15/19 (Þ)		450	460
3.000% due 05/15/47		3,470		3,340	Cancara Asset Securitisation LLC
2.750% due 08/15/47		10,060		9,208	2.275% due 11/19/18 (ç)(~)		1,000	997
2.750% due 11/15/47		4,915		4,497	Chevron Corp.
3.000% due 02/15/48		2,155		2,073
3.125% due 05/15/48		1,495		1,474	1.790% due 11/16/18		100	100
					Collateralized Commercial Paper Co.
3.000% due 08/15/48		660		635	LLC
				272,485	2.387% due 01/03/19 (~)		300	300
Total Long-Term Investments					Continental Airlines Pass-Through Trust
(cost $827,171)				814,539	Series 991A Class A
					6.545% due 02/02/19		41	42
Options Purchased - 0.0%					Dell International LLC / EMC Corp.
(Number of Contracts)					3.480% due 06/01/19 (Þ)		150	150
Cross Currency Options					Discovery Communications LLC
(USD/ZAR)					5.625% due 08/15/19		258	264
Goldman Sachs Oct 2018 15.15
Call (660,000)	USD	660	(ÿ)	1	Eni Finance USA, Inc.
United States 5 Year					2.414% due 11/09/18 (ç)(~)		300	299
Treasury Note Futures					EnLink Midstream Partners, LP
Merrill Lynch Oct 2018 112.75					2.700% due 04/01/19		405	404
Call (29)	USD	3,270	(ÿ)	5	Exxon Mobil Corp.
United States Treasury					2.484% due 03/15/19 (Ê)		800	801
Bond Futures					Fannie Mae
Merrill Lynch Oct 2018 142.00					2.680% due 04/01/19		119	119
Call (8)	USD	1,136	(ÿ)	3	Federal Home Loan Bank Discount
Total Options Purchased					Notes
(cost $22)				9	Zero coupon due 10/01/18 (ç)		540	540
					1.911% due 10/19/18 (ç)(~)		440	440
Short-Term Investments - 9.6%					1.986% due 11/01/18 (ç)(~)		420	419
Ally Financial, Inc.					2.034% due 11/07/18 (ç)(~)		380	379
3.250% due 11/05/18		475		475	2.213% due 12/21/18 (~)		600	597
Altria Group, Inc.					Ford Motor Credit Co.
9.250% due 08/06/19		434		457	3.336% due 04/15/19 (~)		1,595	1,567
American Express Credit Corp.					Ford Motor Credit Co. LLC
1.875% due 05/03/19		210		209	2.551% due 10/05/18		860	860
Apple, Inc.					General Motors Co.
3.130% due 02/22/19 (Ê)		591		593	3.500% due 10/02/18		425	425
2.641% due 05/06/19 (Ê)		480		481	Gotham Funding Corp.
AT&T, Inc.					2.252% due 10/30/18 (ç)(~)		500	499
3.221% due 11/27/18 (Ê)		300		300	Hewlett Packard Enterprise Co.
3.001% due 03/11/19 (Ê)		900		902	Series WI
Bank of America Corp.					2.850% due 10/05/18		141	141
Series L					Honda Auto Receivables Owner Trust
2.600% due 01/15/19		8		8	Series 2015-4 Class A3
Bank of America NA					1.230% due 09/23/19		122	122
Series BKNT					ING US Funding LLC
2.050% due 12/07/18		315		315	2.525% due 04/12/19 (~)		1,200	1,200
Bank of Nova Scotia (The)					International Business Machines Corp.
2.992% due 06/14/19 (Ê)		1,300		1,305	2.708% due 02/12/19 (Ê)		220	220
BMW US Capital LLC					LyondellBasell Industries NV
1.500% due 04/11/19 (Þ)		840		835	5.000% due 04/15/19		195	196
BPCE SA					Malaysia Government International Bond
2.528% due 01/18/19 (~)		500		496	Series 0515
Canadian Imperial Bank of Commerce					3.759% due 03/15/19	MYR	110	27
Series YCD					Morgan Stanley
2.571% due 02/04/19 (Ê)(~)		500		500	5.625% due 09/23/19		200	205

See accompanying notes which are an integral part of this quarterly report.

50 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
MUFG Bank, Ltd.				2.735% due 04/25/19 (Ê)	1,000	1,002
2.439% due 12/11/18 (~)	1,560		1,553	Vodafone Group PLC
National Australia Bank, Ltd.				1.440% due 10/04/18 (ç)(Þ)(~)	640	640
2.590% due 05/14/19 (Ê)(Þ)	650		651	Westpac Banking Corp.
National Bank of Canada				1.848% due 11/29/18 (Ê)(Þ)(~)	1,100	1,100
Series YCD				WestRock MWV LLC
2.543% due 05/08/19 (Ê)	650		650	7.375% due 09/01/19	310	321
New York Life Global Funding				Total Short-Term Investments
2.457% due 04/12/19 (Ê)(Þ)	1,685		1,686	(cost $84,617)		84,615
Nordea Bank AB
Series YCD				Total Investments 101.9%
2.692% due 02/21/19 (Ê)	800		801	(identified cost $911,810)		899,163
Novartis Securities Investment, Ltd.
5.125% due 02/10/19	510		514
Pharmacia LLC				Other Assets and Liabilities,
6.500% due 12/01/18	240		242	Net - (1.9%)		(16,328)

Province of Quebec Canada				Net Assets - 100.0%		882,835
2.627% due 07/21/19 (Ê)	480		481
PSP Capital, Inc
1.462% due 11/07/18 (Ê)(Þ)	400		400
Sanofi
2.357% due 11/21/18 (ç)(~)	500		498
Sheffield Receivables Co. LLC
2.549% due 11/05/18 (ç)(~)	700		698
Shell International Finance BV
2.921% due 11/10/18 (Ê)	1,000		1,001
1.375% due 05/10/19	445		442
Shire Acquisitions Investments
1.900% due 09/23/19	815		806
Sprint Communications, Inc.
9.000% due 11/15/18 (Þ)	19		19
Sumitomo Mitsui Banking Corp.
Series YCD
2.774% due 05/15/19 (Ê)(~)	850		852
Svenska Handelsbanken AB
Series YCD
2.597% due 06/07/19 (Ê)(~)	1,000		1,001
Teva Pharmaceutical Finance
Netherlands III BV
1.700% due 07/19/19	30		30
Toronto-Dominion Bank (The)
Series MTN
3.187% due 01/22/19 (Ê)	250		251
Total Capital Canada, Ltd.
2.046% due 10/16/18 (ç)(~)	350		350
U. S. Cash Management Fund (@)	32,201,319	(8)	32,201
United States Treasury Bills
1.558% due 10/04/18 (ç)(~)	2,663		2,663
2.042% due 11/15/18 (ç)(~)	1,950		1,945
2.139% due 11/29/18 (~)	2,710		2,701
2.152% due 12/06/18 (~)	2,672		2,662
2.207% due 01/03/19 (~)	2,673		2,658
2.409% due 04/25/19 (~)	2,656		2,620
United States Treasury Notes
3.750% due 11/15/18 (ç)	2,024		2,026
US Bancorp
Series MTN

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 51

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.3%
A10 Securitization LLC	06/23/17	961,000	100.00	961	936
Barclays Commercial Mortgage Securities LLC	11/17/17	1,372,000	100.00	1,372	1,373
Bayview Commercial Asset Trust	10/26/17	1,169,580	95.75	1,120	1,124
BCAP LLC Trust	11/26/13	116,350	103.72	121	118
Blackstone Commercial Mortgage Trust	03/02/18	1,575,000	99.42	1,566	1,580
Citigroup Mortgage Loan Trust, Inc.	02/01/17	298,992	97.69	292	293
CSMC Mortgage-Backed Trust	07/26/13	13,569	97.65	13	14
FDIC Trust	06/08/12	160,390	103.74	166	160
Hilton USA Trust	11/22/16	600,000	81.91	491	567
HMH Trust	06/09/17	1,170,000	99.99	1,170	1,124
Morgan Stanley Capital I Trust	07/19/18	1,955,000	100.00	1,955	1,956
Morgan Stanley Capital I Trust	08/15/18	1,732,000	100.00	1,732	1,736
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	5,418,000	0.74	40	40
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	8,761,000	2.81	246	246
One Market Plaza Trust	02/15/17	595,000	97.72	581	565
					11,832
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Variable Rate Securities

Securities		Referenced Rate			Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B4		USD 1 Month LIBOR			2.500
Air Medical Group Holdings, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.750
Albertson's LLC Term Loan B4		USD 1 Month LIBOR			2.500
Albertson's LLC Term Loan B6		USD 1 Month LIBOR			2.500
American Axle & Manufacturing, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.500
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2		USD 1 Month LIBOR			2.500
Aramark Services, Inc. 1st Lien Term Loan B3		USD 3 Month LIBOR			2.500
Avolon LLC 1st Lien Term Loan B3		USD 1 Month LIBOR			2.500
Beacon Roofing Supply, Inc. Term Loan B		USD 1 Month LIBOR			2.500
Berry Plastics Group, Inc. 1st Lien Term Loan Q		USD 1 Month LIBOR			2.250
Boyd Gaming Corp. Term Loan B		USD 1 Month LIBOR			2.250
Brickman Group, Ltd. 1st Lien Term Loan B		USD 2 Month LIBOR			2.250
Caesars Resort Collection LLC 1st Lien Term Loan B		USD 1 Month LIBOR			2.250
Catalent Pharma Solutions, Inc. Term Loan B		USD 1 Week LIBOR			2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B		USD 1 Month LIBOR			2.250
Charter Communications Operating LLC 1st Lien Term Loan B		USD 1 Month LIBOR			2.250
CWGS Group LLC Term Loan		USD 1 Month LIBOR			2.750
Dell International LLC 1st Lien Term Loan B		USD 3 Month LIBOR			1.750
First Data Corp. 1st Lien Term Loan		USD 3 Month LIBOR			1.750
Golden Nugget, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.750
HCA, Inc. Term Loan B10		USD 1 Month LIBOR			2.750
Hilton Worldwide Finance LLC Term Loan B2		USD 1 Month LIBOR			2.750
Jaguar Holding Co. II 1st Lien Term Loan		USD 1 Month LIBOR			2.750
Level 3 Financing, Inc. Term Loan B		USD 1 Month LIBOR			2.750
M A Finance Co. LLC 1st Lien Term Loan B		USD 3 Month LIBOR			2.750
Marriott Ownership Resorts, Inc. Term Loan B		USD 1 Month LIBOR			3.000
MGM Growth Properties Operating Partnership, LP Term Loan B		USD 3 Month LIBOR			1.750
Michaels Stores, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.750
MultiPlan, Inc. Term Loan B		USD 1 Month LIBOR			1.750
Numericable Group SA Term Loan B12		USD 1 Month LIBOR			2.750
ON Semiconductor Corp. 1st Lien Term Loan B		USD 1 Month LIBOR			2.750

See accompanying notes which are an integral part of this quarterly report.

52 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Variable Rate Securities

Securities				Referenced Rate	Spread %
Party City Holdings, Inc. 1st Lien Term Loan		USD 1 Month LIBOR			2.750
PetSmart, Inc. Term Loan B2		USD 1 Month LIBOR			2.750
Post Holdings, Inc. Incremental Term Loan B		USD 1 Month LIBOR			2.750
Prime Security Services Borrower LLC Term Loan B1		USD 1 Month LIBOR			2.750
Quikrete Holdings, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.750
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate				0.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			1.750
RPI Finance Trust Term Loan B		USD 1 Month LIBOR			2.000
Scientific Games International, Inc. 1st Lien Term Loan B5		USD 1 Month LIBOR			2.000
Seattle SpinCo, Inc. 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
Sprint Communications, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.000
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			10.000
Trans Union LLC 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
Unitymedia Finance LLC 1st Lien Term Loan D		USD 1 Month LIBOR			2.000
Univision Communications, Inc. Term Loan C5		USD 1 Month LIBOR			2.000
UPC Financing Partnership 1st Lien Term Loan AR		USD 1 Month LIBOR			3.000
Valeant Pharmaceuticals International, Inc. Term Loan B		USD 1 Month LIBOR			2.000
VICI Properties, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.000
Virgin Media Bristol LLC 1st Lien Term Loan K		USD 3 Month LIBOR			2.000
Western Digital Corp. 1st Lien Term Loan B4		USD 1 Month LIBOR			2.000
XPO Logistics, Inc. Term Loan		USD 1 Month LIBOR			3.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E		USD 1 Month LIBOR			2.000
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	156	AUD	20,101	12/18	(100)
Canada 10 Year Government Bond Futures	274	CAD	36,338	12/18	(276)
Euro-BTP Futures	10	EUR	1,238	12/18	25
Euro-Bund Futures	81	EUR	12,862	12/18	(167)
Eurodollar Futures	388	USD	93,954	12/19	(175)
Eurodollar Futures	89	USD	21,545	06/20	(121)
Eurodollar Futures	11	USD	2,664	03/21	(16)
United States 2 Year Treasury Note Futures	110	USD	23,180	12/18	(54)
United States 5 Year Treasury Note Futures	563	USD	63,326	12/18	(500)
United States 10 Year Treasury Note Futures	1,596	USD	189,575	12/18	(2,153)
United States 10 Year Ultra Treasury Note Futures	11	USD	1,386	12/18	(23)
United States Long Bond Futures	234	USD	32,879	12/18	(660)
United States Ultra Bond Futures	108	USD	16,662	12/18	(564)
Short Positions
Australian Dollar Currency Futures	14	USD	1,012	12/18	(1)
Euro-Bobl Futures	35	EUR	4,575	12/18	47
Euro-Bund Futures	469	EUR	74,473	12/18	753
Eurodollar Futures	99	USD	24,092	12/18	65
Eurodollar Futures	38	USD	9,230	03/19	56
Euro-OAT Futures	17	EUR	2,568	12/18	35
Euro-Schatz Futures	483	EUR	53,987	12/18	84
Japan Government 10 Year Bond Futures	4	JPY	600,361	12/18	9
Long Gilt Futures	309	GBP	37,370	12/18	481
United States 2 Year Treasury Note Futures	75	USD	15,806	12/18	42

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 53

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States 5 Year Treasury Note Futures	73	USD	8,211	12/18	37
United States 10 Year Treasury Note Futures	34	USD	4,039	12/18	29
United States 10 Year Ultra Treasury Note Futures	43	USD	5,418	12/18	48
United States Long Bond Futures	128	USD	17,984	12/18	456
United States Ultra Bond Futures	53	USD	8,177	12/18	255
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	(2,388)

Options Written
Amounts in thousands (except contract amounts)
Number of	Strike	Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount	Date	$
Cross Currency Options (USD/ZAR)	Goldman Sachs	Call	1	15.85	USD	1,100	10/18/18	(1)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	25	113.00	USD	2,825	11/23/18	(4)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	21	120.50	USD	2,531	11/23/18	(3)
Total Liability for Options Written (premiums received $29)	(8)

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Bank of America	USD	2,568	CZK	57,808	11/26/18	42
Bank of America	USD	2,574	HUF	728,808	11/26/18	53
Bank of America	USD	4,274	PLN	16,148	11/26/18	111
Bank of America	USD	180	THB	5,843	11/26/18	1
Bank of America	USD	6,658	TRY	41,420	11/26/18	(36)
Bank of America	CZK	2,090	USD	96	11/26/18	2
Bank of America	HUF	20,875	USD	75	11/26/18	—
Bank of America	NZD	9,712	USD	6,399	10/23/18	(40)
Bank of America	PLN	482	USD	131	11/26/18	—
Bank of America	THB	199,856	USD	6,025	11/26/18	(165)
Bank of America	TRY	4,660	USD	708	11/26/18	(37)
Bank of Montreal	USD	10,614	JPY	1,187,849	10/23/18	(144)
Bank of Montreal	SEK	133,254	USD	15,002	10/23/18	(17)
Barclays	USD	535	BRL	2,000	10/18/18	(40)
Barclays	USD	1,030	INR	71,640	10/17/18	(44)
Barclays	USD	432	RUB	27,105	10/18/18	(19)
Barclays	JPY	39,894	USD	358	10/18/18	7
Barclays	TWD	4,044	USD	133	10/18/18	—
BNP Paribas	USD	12	TWD	376	11/26/18	—
BNP Paribas	TWD	52,719	USD	1,726	11/26/18	(12)
Citigroup	USD	217	BRL	840	10/18/18	(9)
Citigroup	USD	262	BRL	1,040	10/18/18	(5)
Citigroup	USD	551	BRL	2,200	10/22/18	(7)
Citigroup	USD	743	CAD	965	10/18/18	4
Citigroup	USD	1,107	CAD	1,450	10/18/18	16
Citigroup	USD	369	GBP	278	10/18/18	(6)
Citigroup	USD	20	INR	1,408	11/26/18	—
Citigroup	USD	42	INR	3,103	11/26/18	—
Citigroup	USD	1,666	INR	118,135	11/26/18	(52)
Citigroup	USD	30	KRW	33,798	11/26/18	—
Citigroup	USD	1,355	MXN	25,980	10/18/18	30
Citigroup	USD	238	TWD	7,295	10/18/18	2
Citigroup	EUR	175	USD	200	10/18/18	(3)
Citigroup	EUR	541	USD	638	10/18/18	9
Citigroup	EUR	696	USD	820	10/18/18	11
Citigroup	KRW	1,940,816	USD	1,730	11/26/18	(21)
Citigroup	MXN	600	USD	31	10/18/18	(1)
Citigroup	MXN	6,940	USD	362	10/18/18	(8)
Citigroup	PEN	66	USD	20	11/26/18	—
Citigroup	PEN	14,063	USD	4,235	11/26/18	(13)

See accompanying notes which are an integral part of this quarterly report.

54 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
					Amount		Amount			(Depreciation)
Counterparty					Sold		Bought	Settlement Date		$
Citigroup				TWD	6,520	USD	214	10/18/18		—
Commonwealth Bank of Australia				USD	6,403	EUR	5,458	10/23/18		(56)
Commonwealth Bank of Australia				CHF	4,111	USD	4,289	10/23/18		92
Goldman Sachs				ZAR	7,941	USD	550	10/22/18		(10)
JPMorgan Chase				USD	40	ARS	1,310	11/20/18		(10)
JPMorgan Chase				USD	1,503	CAD	1,957	11/05/18		14
JPMorgan Chase				USD	1,126	CLP	769,726	10/17/18		44
JPMorgan Chase				USD	1,608	GBP	1,235	11/13/18		5
JPMorgan Chase				USD	487	JPY	53,814	11/13/18		(12)
JPMorgan Chase				USD	2,307	NOK	18,734	11/05/18		(2)
JPMorgan Chase				USD	17	PHP	911	10/17/18		—
JPMorgan Chase				USD	599	PLN	2,185	11/05/18		(5)
JPMorgan Chase				USD	2,621	SEK	22,821	11/05/18		(46)
JPMorgan Chase				USD	117	TWD	3,596	10/18/18		1
JPMorgan Chase				AUD	7,285	USD	5,417	11/13/18		150
JPMorgan Chase				BRL	7,177	USD	1,725	10/17/18		(50)
JPMorgan Chase				BRL	2,200	USD	531	10/22/18		(13)
JPMorgan Chase				CHF	2,069	USD	2,102	11/05/18		(13)
JPMorgan Chase				CNY	10,521	USD	1,579	10/18/18		49
JPMorgan Chase				COP	2,620,180	USD	848	10/17/18		(37)
JPMorgan Chase				CZK	1,754	USD	80	11/05/18		1
JPMorgan Chase				DKK	91	USD	14	11/05/18		—
JPMorgan Chase				EUR	3,347	USD	3,907	11/13/18		9
JPMorgan Chase				HKD	524	USD	67	11/05/18		—
JPMorgan Chase				HUF	572,591	USD	2,091	11/05/18		30
JPMorgan Chase				IDR	25,423,879	USD	1,666	10/17/18		(37)
JPMorgan Chase				MXN	21,417	USD	1,137	11/05/18		(2)
JPMorgan Chase				NZD	9,164	USD	6,186	11/13/18		110
JPMorgan Chase				PEN	10,383	USD	3,123	10/17/18		(18)
JPMorgan Chase				SGD	3,285	USD	2,416	11/05/18		12
JPMorgan Chase				THB	67,306	USD	2,056	10/17/18		(26)
JPMorgan Chase				TWD	41,954	USD	1,365	10/17/18		(14)
Royal Bank of Canada				USD	10,685	GBP	8,110	10/23/18		(105)
Royal Bank of Canada				NOK	87,382	USD	10,731	10/23/18		(14)
Standard Chartered				USD	16	IDR	236,086	11/26/18		—
Standard Chartered				USD	1,683	IDR	24,980,118	11/26/18		(21)
State Street				USD	4,286	HKD	33,588	11/26/18		7
State Street				USD	1,699	MXN	32,741	11/26/18		35
State Street				USD	37	ZAR	560	11/26/18		2
State Street				USD	1,663	ZAR	24,501	11/26/18		57
State Street				BRL	1,101	USD	264	11/26/18		(8)
State Street				BRL	16,635	USD	4,227	11/26/18		126
State Street				CLP	16,290	USD	24	11/26/18		(1)
State Street				CLP	85,008	USD	124	11/26/18		(6)
State Street				CLP	2,800,392	USD	4,246	11/26/18		(15)
State Street				HKD	249	USD	32	11/26/18		—
State Street				MXN	664	USD	35	11/26/18		—
State Street				MYR	95	USD	23	11/26/18		—
State Street				MYR	17,511	USD	4,274	11/26/18		46
Westpac				AUD	8,867	USD	6,388	10/23/18		(22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts										(144)

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
				Brazil Interbank Deposit
Citigroup	BRL	1,189	8.410%(5)	Rate(5)			01/02/20	1	1	2
				Brazil Interbank Deposit
Citigroup	BRL	2,300	8.410%(5)	Rate(5)			01/02/20	1	2	3

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 55

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
											Premiums	Unrealized
											Paid	Appreciation
								Termination			(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays				Date	$	$	$
					Brazil Interbank Deposit
Citigroup	BRL	2,600	8.410	%(5)	Rate(5)					01/02/20	1	2	3
					Brazil Interbank Deposit
Citigroup	BRL	4,000	8.410	%(5)	Rate(5)					01/02/20	3	2	5
					Brazil Interbank Deposit
Citigroup	BRL	11,431	8.410	%(5)	Rate(5)					01/02/20	—	15	15
JPMorgan Chase	DKK	4,200	Six Month CIBOR(3)		0.510		%(4)			05/05/25	—	10	10
JPMorgan Chase	DKK	10,470	Six Month CIBOR(3)		0.943		%(4)			05/05/25	—	(21)	(21)
JPMorgan Chase	CZK	15,850	Six Month PRIBOR(3)		0.495		%(4)			06/19/25	—	87	87
JPMorgan Chase	CZK	36,930	Six Month PRIBOR(3)		1.280		%(4)			06/19/25	—	119	119
					Mexico Interbank 28
Merrill Lynch	MXN	188,910	7.351	%(1)	Day Deposit Rate(1)					04/05/21	(6)	(122)	(128)
Merrill Lynch	USD	3,744	2.250	%(3)	Three Month LIBOR(2)					05/31/22	6	(112)	(106)
Merrill Lynch	USD	9,660	2.850	%(3)	Three Month LIBOR(2)					08/31/22	(3)	(74)	(77)
			Federal Fund
Merrill Lynch	USD	16,720	Effective Rate(3)		Three Month LIBOR(2)					12/19/23	—	5	5
Total Open Interest Rate Swap Contracts (å)											3	(86)	(83)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
											Premiums	Unrealized
								Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell						Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty		Protection		Notional Amount			Fixed Rate		Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell			USD	2,290		5.000	%(2)	06/20/23	129	45	174
CDX NA High Yield Index	Merrill Lynch	Purchase			USD	1,150		(5.000	%)(2)	12/20/22	(68)	(23)	(91)
CDX NA High Yield Index	Merrill Lynch	Purchase			USD	2,440		(5.000	%)(2)	12/20/23	(177)	4	(173)
CDX NA Investment Grade
Index	Merrill Lynch	Sell			USD	790		1.000	%(2)	06/20/23	11	5	16
CDX NA Investment Grade
Index	Merrill Lynch	Sell			USD	2,790		1.000	%(2)	12/20/23	53	—	53
Total Open Credit Indices Contracts (å)											(52)	31	(21)

See accompanying notes which are an integral part of this quarterly report.

56 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$50,310	$400	$—	$50,710
Corporate Bonds and Notes	—	188,790	402	—	189,192
International Debt	—	70,441	—	—	70,441
Loan Agreements	—	4,928	—	—	4,928
Mortgage-Backed Securities	—	193,516	—	—	193,516
Municipal Bonds	—	3,056	—	—	3,056
Non-US Bonds	—	30,211	—	—	30,211
United States Government Treasuries	—	272,485	—	—	272,485
Options Purchased	8	1	—	—	9
Short-Term Investments	—	52,415	—	32,200	84,615
Total Investments	8	866,153	802	32,200	899,163

Other Financial Instruments
Assets
Futures Contracts	2,422	—	—	—	2,422
Foreign Currency Exchange Contracts	—	1,078	—	—	1,078
Interest Rate Swap Contracts	—	249	—	—	249
Credit Default Swap Contracts	—	243	—	—	243

Liabilities
Futures Contracts	(4,810)	—	—	—	(4,810)
Options Written	(7)	(1)	—	—	(8)
Foreign Currency Exchange Contracts	—	(1,222)	—	—	(1,222)
Interest Rate Swap Contracts	—	(332)	—	—	(332)
Credit Default Swap Contracts	—	(264)	—	—	(264)
Total Other Financial Instruments*	$(2,395)	$(249)	$—	$—	$(2,644)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	983
Australia	7,290
Austria	1,020
Bermuda	1,272
Brazil	4,649
Canada	14,256

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 57

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Strategic Bond Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Cayman Islands	9,201
Chile	662
China	239
Colombia	4,478
Curacao	67
Ecuador	180
Finland	685
France	4,348
Germany	583
Guernsey	304
India	697
Indonesia	646
Ireland	4,224
Italy	1,903
Japan	3,698
Kazakhstan	203
Kuwait	206
Luxembourg	988
Malaysia	2,272
Mexico	8,262
Netherlands	10,459
New Zealand	3,779
Norway	1,072
Panama	238
Peru	2,664
Poland	1,533
Qatar	211
Russia	1,235
Singapore	2,641
South Korea	1,150
Spain	622
Sweden	3,551
Switzerland	1,788
United Arab Emirates	192
United Kingdom	11,231
United States	783,481
Total Investments	899,163

See accompanying notes which are an integral part of this quarterly report.

58 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 98.2%			Vonovia SE	203,852	9,960
Australia - 3.9%					31,111
Charter Hall Group - ADR(ö)	688,505	3,549
Dexus Property Group(Æ)(ö)	575,415	4,391	Hong Kong - 10.5%
Goodman Group(ö)	905,592	6,803	Champion REIT(Æ)(ö)	778,433	545
GPT Group (The)(ö)	2,548,775	9,571	CK Asset Holdings, Ltd.	1,945,759	14,519
Investa Office Fund(ö)	3	—	Hang Lung Properties, Ltd. - ADR	1,182,818	2,312
Mirvac Group(ö)	1,676,117	2,920	Hongkong Land Holdings, Ltd. (Å)	2,321,000	15,355
Scentre Group(ö)	2,545,135	7,273	Hysan Development Co. , Ltd.	600,596	3,034
		34,507	Link Real Estate Investment Trust(ö)	1,491,130	14,672
			New World Development Co. , Ltd.	5,280,929	7,154
Austria - 0.2%			Sino Land Co. , Ltd.	1,612,664	2,763
CA Immobilien Anlagen AG	46,679	1,668	Sun Hung Kai Properties, Ltd.	1,182,693	17,228
			Swire Properties, Ltd.	2,854,626	10,813
Belgium - 0.2%			Wharf Holdings, Ltd. (The)	134,434	364
Aedifica(ö)	11,508	1,038	Wharf Real Estate Investment Co. , Ltd.	676,342	4,364
VGP NV	7,201	585			93,123
		1,623
			Ireland - 0.3%
Brazil - 0.3%			Green REIT PLC(ö)	530,479	929
BR Malls Participacoes SA(Æ)	512,391	1,221	Hibernia REIT PLC(ö)	946,441	1,560
Iguatemi Empresa de Shopping Centers					2,489
SA	154,537	1,188
		2,409	Japan - 9.8%
			Activia Properties, Inc. (ö)	671	2,906
Canada - 2.2%			Daiwa House REIT Investment Corp. (ö)	202	462
Allied Properties Real Estate Investment			Frontier Real Estate Investment Corp. (ö)	423	1,647
Trust(ö)	124,445	4,153	Global One Real Estate Investment
Boardwalk Real Estate Investment			Corp. (Å)(ö)	4,159	4,281
Trust(Ñ)(ö)	143,131	5,558	GLP J-Reit(Æ)(ö)	2,094	2,035
Canadian Apartment Properties(ö)	102,548	3,786	Hulic Co. , Ltd.	130,000	1,276
Crombie Real Estate Investment Trust(ö)	162	2	Invincible Investment Corp. (ö)	6,749	2,822
Dream Office Real Estate Investment			Japan Logistics Fund, Inc. (ö)	959	1,887
Trust(ö)	72,564	1,359	Japan Real Estate Investment Corp. (ö)	455	2,386
First Capital Realty, Inc. Class A	50,351	760	Mitsubishi Estate Co. , Ltd.	1,006,900	17,123
Granite Real Estate Investment Trust(ö)	69,245	2,974	Mitsui Fudosan Co. , Ltd.	661,120	15,650
Healthcare Realty Trust, Inc. (Æ)	37	1	Mori Hills REIT Investment Corp. Class
RioCan Real Estate Investment Trust(ö)	61,819	1,181	A(ö)	887	1,128
		19,774	Mori Trust Sogo REIT, Inc. (ö)	619	883
China - 0.6%			Nippon Building Fund, Inc. (ö)	806	4,661
China Overseas Land & Investment, Ltd.	520,000	1,628	Nippon Prologis REIT, Inc. (ö)	264	523
China Resources Land, Ltd.	488,000	1,709	Nomura Real Estate Holdings, Inc.	135,200	2,730
Longfor Properties Co. , Ltd.	770,500	1,969	NTT Urban Development Corp.	257,400	2,949
		5,306	Orix JREIT, Inc. (ö)	2,743	4,283
			Premier Investment Corp. (ö)	3,828	4,024
Finland - 0.1%			Sumitomo Realty & Development Co. ,
Citycon OYJ(Ñ)	227,359	474	Ltd.	204,000	7,324
			Tokyo Tatemono Co. , Ltd.	422,394	5,153
France - 4.3%			XYMAX REIT Investment Corp.(Å)(ö)	904	911
Fonciere Des Regions(ö)	30,698	3,198			87,044
Gecina SA(ö)	53,078	8,862
Klepierre SA - GDR(ö)	350,000	12,401	Netherlands - 0.3%
Unibail-Rodamco-Westfield(Æ)	37,874	7,617	Eurocommercial Properties NV	75,119	2,750
Unibail-Rodamco-Westfield	29,248	5,874	InterXion Holding NV(Æ)	3,128	211
		37,952			2,961

Germany - 3.5%			Norway - 0.4%
ADO Properties SA(Þ)	47,705	2,856	Entra ASA(Å)	232,777	3,346
Alstria Office REIT-AG(ö)	204,772	3,039
Deutsche Wohnen SE	279,624	13,413	Singapore - 1.1%
TLG Immobilien AG	70,607	1,843	CapitaLand Commercial Trust, Ltd. (ö)	1,370,800	1,785

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 59

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CapitaLand, Ltd.	920,600	2,266	CoreSite Realty Corp. Class A(ö)	24,416	2,714
Mapletree Logistics Trust(ö)	2,702,200	2,431	Corporate Office Properties Trust(ö)	73,078	2,179
Suntec Real Estate Investment Trust(Æ)			Cousins Properties, Inc. (ö)	259,128	2,304
(ö)	1,227,700	1,733	Crown Castle International Corp. (ö)	23,590	2,626
UOL Group, Ltd.	297,600	1,499	CubeSmart(ö)	166,284	4,745
		9,714	CyrusOne, Inc. (ö)	69,394	4,400
			DDR Corp. (ö)	129,208	1,730
Spain - 1.4%			Digital Realty Trust, Inc. (ö)	67,339	7,574
Aedas Homes SAU(Æ)(Þ)	30,150	953	Douglas Emmett, Inc. (ö)	133,188	5,024
Inmobiliaria Colonial Socimi SA(ö)	387,866	4,027	Empire State Realty Trust, Inc. Class
Merlin Properties Socimi SA(ö)	572,083	7,756	A(ö)	91,162	1,514
		12,736	Equinix, Inc. (Æ)(ö)	3,772	1,633
			Equity LifeStyle Properties, Inc. Class
Sweden - 1.0%			A(ö)	105,764	10,200
Atrium Ljungberg AB Class B	22,190	402	Equity Residential(ö)	240,456	15,933
Castellum AB(Ñ)	350,888	6,279	Essential Properties Realty Trust, Inc.
Catena AB	23,942	536	(Å)(ö)	100,779	1,430
Hufvudstaden AB Class A	108,584	1,651	Essex Property Trust, Inc. (ö)	44,902	11,078
		8,868	Extra Space Storage, Inc. (ö)	122,680	10,630

Switzerland - 0.3%			Federal Realty Investment Trust(ö)	17,279	2,185
PSP Swiss Property AG	28,739	2,782	First Industrial Realty Trust, Inc. (ö)	11,168	351
			HCP, Inc. (ö)	125,188	3,295
United Kingdom - 6.4%			Healthcare Realty Trust, Inc. (ö)	39,132	1,145
Assura PLC(ö)	2,914,918	2,055	Hilton Worldwide Holdings, Inc.	8,225	665
Big Yellow Group PLC(ö)	140,494	1,680	Host Hotels & Resorts, Inc. (ö)	712,040	15,023
British Land Co. PLC (The)(ö)	1,073,453	8,623	Hudson Pacific Properties, Inc. (ö)	39,620	1,296
Derwent London PLC(ö)	120,857	4,498	Invitation Homes, Inc. (ö)	249,644	5,720
Grainger PLC	298,784	1,168	JBG Smith Properties(ö)	68,580	2,526
Great Portland Estates PLC	895,717	7,811	Kilroy Realty Corp. (ö)	86,075	6,171
Hammerson PLC(ö)	213,176	1,268	Kimco Realty Corp. (ö)	94,045	1,574
Land Securities Group PLC(ö)	838,045	9,642	Life Storage, Inc. (Æ)(ö)	50,213	4,779
LondonMetric Property PLC(ö)	752,677	1,743	Macerich Co. (The)(ö)	154,250	8,529
LXB Retail Properties PLC(Å)(Æ)	338,848	55	Mack-Cali Realty Corp. (ö)	186,654	3,968
PRS REIT PLC (The)(Å)(ö)	937,480	1,252	Medical Properties Trust, Inc. (ö)	25,121	375
Safestore Holdings PLC(ö)	251,855	1,709	Mid-America Apartment Communities,
Segro PLC(ö)	847,932	7,045	Inc. (ö)	74,721	7,485
St. Modwen Properties PLC	140,227	694	Omega Healthcare Investors, Inc. (ö)	105,982	3,473
Tritax EuroBox PLC(Æ)(ö)(Þ)	550,939	756	Paramount Group, Inc. (ö)	177,196	2,674
UNITE Group PLC (The)(ö)	237,300	2,761	Pebblebrook Hotel Trust(Ñ)(ö)	97,460	3,545
Urban & Civic PLC	702,612	2,784	Pennsylvania Real Estate Investment
Warehouse REIT PLC(ö)	189,837	242	Trust(Ñ)(ö)	38,697	366
Workspace Group PLC(ö)	65,717	840	Physicians Realty Trust(ö)	151,235	2,550
		56,626	Prologis, Inc. (ö)	416,910	28,262
			Public Storage(ö)	14,289	2,881
United States - 51.4%			QTS Realty Trust, Inc. Class A(ö)	13,442	574
Acadia Realty Trust(ö)	75,641	2,121	Realty Income Corp. (ö)	214,631	12,210
Agree Realty Corp. (ö)	77,817	4,134	Regency Centers Corp. (ö)	238,286	15,410
Alexandria Real Estate Equities, Inc. (ö)	51,483	6,476	Retail Properties of America, Inc. Class
American Homes 4 Rent Class A(ö)	57,805	1,265	A(ö)	137,044	1,671
Americold Realty Trust(ö)	170,456	4,265	Rexford Industrial Realty, Inc. (ö)	106,319	3,398
Apartment Investment & Management			RLJ Lodging Trust(ö)	133,522	2,942
Co. Class A(ö)	119,899	5,290	Ryman Hospitality Properties, Inc. (ö)	50,333	4,337
AvalonBay Communities, Inc. (ö)	38,944	7,055	Sabra Health Care REIT, Inc. (ö)	197,110	4,557
BGP Holdings PLC(Å)(Æ)(Š)	926,311	—	Simon Property Group, Inc. (ö)	234,455	41,438
Boston Properties, Inc. (ö)	124,521	15,328	SL Green Realty Corp. (ö)	152,634	14,885
Brixmor Property Group, Inc. (ö)	473,126	8,284	STORE Capital Corp. (ö)	132,131	3,672
Brookfield Property REIT, Inc. (ö)	68,078	1,425	Sun Communities, Inc. (ö)	47,655	4,839
Camden Property Trust(ö)	98,688	9,235	Sunstone Hotel Investors, Inc. (ö)	322,277	5,272
CBL & Associates Properties, Inc. (Ñ)(ö)	4,969	20	Taubman Centers, Inc. (ö)	35,454	2,121
Columbia Property Trust, Inc. (ö)	100,859	2,383	UDR, Inc. (ö)	371,031	15,001

See accompanying notes which are an integral part of this quarterly report.

60 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Ventas, Inc. (ö)	137,056		7,453
	VEREIT, Inc. (ö)	593,732		4,310
	VICI Properties, Inc. (ö)	272,830		5,899
	Vornado Realty Trust(ö)	249,028		18,180
	Washington Prime Group, Inc. (ö)	20,946		153
	Weingarten Realty Investors(ö)	146,521		4,360
	Welltower, Inc. (ö)	300,870		19,352
				453,867

	Total Common Stocks
	(cost $788,159)			868,380

Short	-Term Investments - 1.6%
	United States - 1.6%
	U. S. Cash Management Fund(@)	14,218,095	(8)	14,218
	Total Short-Term Investments
	(cost $14,219)			14,218

	Other Securities - 1.3%
	U. S. Cash Collateral Fund(×)(@)	11,344,607	(8)	11,345
	Total Other Securities
	(cost $11,345)			11,345

	Total Investments 101.1%
	(identified cost $813,723)			893,943

	Other Assets and Liabilities, Net
-	(1.1%)			(9,668)
	Net Assets - 100.0%			884,275

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 61

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
3.0%
BGP Holdings PLC	08/06/09	EUR	926,311		—	—	—
Entra ASA	01/06/15	NOK		44,170	8.64	382	635
Entra ASA	11/01/16	NOK		176,895	11.65	2,060	2,543
Entra ASA	11/18/16	NOK		11,712	12.47	146	168
Essential Properties Realty Trust, Inc.	06/21/18			79,610	14.01	1,115	1,130
Essential Properties Realty Trust, Inc.	07/17/18			21,169	14.12	299	300
Global One Real Estate Investment Corp.	09/23/16	JPY		3,382	893.71	3,023	3,481
Global One Real Estate Investment Corp.	11/18/16	JPY		777	901.07	700	800
Hongkong Land Holdings, Ltd.	06/07/07			67,100	5.52	370	444
Hongkong Land Holdings, Ltd.	09/23/10			1,767,600	7.11	12,574	11,694
Hongkong Land Holdings, Ltd.	03/21/18			486,300	6.98	3,396	3,217
LXB Retail Properties PLC	05/28/14	GBP		338,848	2.03	688	55
PRS REIT PLC (The)	05/31/17	GBP		826,659	1.40	1,155	1,104
PRS REIT PLC (The)	07/17/17	GBP		110,821	1.39	154	148
XYMAX REIT Investment Corp.	02/27/18	JPY		733	1,064.57	780	739
XYMAX REIT Investment Corp.	03/20/18	JPY		171	1,062.86	182	172
							26,630
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
						Appreciation
	Number of			Notional	Expiration	(Depreciation)
	Contracts			Amount	Date		$
Long Positions
Dow Jones U. S. Real Estate Index Futures		284	USD	9,031	12/18		(157)
FTSE/EPRA Europe Index Futures		127	EUR	2,770	12/18		(55)
Hang Seng Index Futures		7	HKD	9,757	10/18		16
MSCI Singapore IX ETS Index Futures		15	SGD	555	10/18		5
S&P/TSX 60 Index Futures		3	CAD	570	12/18		—
SPI 200 Index Futures		7	AUD	1,084	12/18		4
TOPIX Index Futures		12	JPY	218,100	12/18		123
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(64)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought	Settlement Date		$
Bank of America	EUR	78	USD	92	10/01/18		—
Brown Brothers Harriman	USD	108	AUD	150	12/19/18		1
Brown Brothers Harriman	USD	108	AUD	150	12/19/18		—
Brown Brothers Harriman	USD	116	AUD	160	12/19/18		—
Brown Brothers Harriman	USD	146	CAD	190	12/19/18		1
Brown Brothers Harriman	USD	147	CAD	190	12/19/18		—
Brown Brothers Harriman	USD	235	EUR	200	12/19/18		(2)
Brown Brothers Harriman	USD	284	EUR	240	12/19/18		(3)
Brown Brothers Harriman	USD	482	EUR	410	12/19/18		(3)
Brown Brothers Harriman	USD	172	HKD	1,350	12/19/18		—
Brown Brothers Harriman	USD	341	HKD	2,670	12/19/18		1
Brown Brothers Harriman	USD	354	HKD	2,760	12/19/18		(1)
Brown Brothers Harriman	USD	35	JPY	3,921	10/01/18		—
Brown Brothers Harriman	USD	39	JPY	4,460	10/01/18		—
Brown Brothers Harriman	USD	46	JPY	5,227	10/01/18		—
Brown Brothers Harriman	USD	109	JPY	12,354	10/01/18		(1)
Brown Brothers Harriman	USD	255	JPY	28,821	10/01/18		(1)
Brown Brothers Harriman	USD	474	JPY	53,504	10/01/18		(3)
Brown Brothers Harriman	USD	63	JPY	7,190	10/02/18		—

See accompanying notes which are an integral part of this quarterly report.

62 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	69	JPY	7,837	10/02/18	—
Brown Brothers Harriman	USD	69	JPY	7,860	10/02/18	—
Brown Brothers Harriman	USD	86	JPY	9,796	10/02/18	—
Brown Brothers Harriman	USD	290	JPY	32,856	10/02/18	(1)
Brown Brothers Harriman	USD	906	JPY	102,731	10/02/18	(2)
Brown Brothers Harriman	USD	30	JPY	3,368	10/03/18	—
Brown Brothers Harriman	USD	30	JPY	3,370	10/03/18	—
Brown Brothers Harriman	USD	104	JPY	11,826	10/03/18	—
Brown Brothers Harriman	USD	397	JPY	45,061	10/03/18	—
Brown Brothers Harriman	USD	162	JPY	18,130	12/19/18	(1)
Brown Brothers Harriman	USD	460	JPY	51,390	12/19/18	(5)
Brown Brothers Harriman	USD	51	SGD	70	12/19/18	—
Brown Brothers Harriman	USD	51	SGD	70	12/19/18	—
Brown Brothers Harriman	USD	80	SGD	110	12/19/18	—
Brown Brothers Harriman	AUD	150	USD	108	12/19/18	—
Brown Brothers Harriman	AUD	460	USD	330	12/19/18	(2)
Brown Brothers Harriman	CAD	190	USD	147	12/19/18	—
Brown Brothers Harriman	CAD	190	USD	146	12/19/18	(1)
Brown Brothers Harriman	CAD	390	USD	297	12/19/18	(5)
Brown Brothers Harriman	EUR	36	USD	41	10/02/18	—
Brown Brothers Harriman	EUR	150	USD	175	12/19/18	—
Brown Brothers Harriman	EUR	910	USD	1,066	12/19/18	3
Brown Brothers Harriman	HKD	1,814	USD	232	10/02/18	—
Brown Brothers Harriman	HKD	1,795	USD	229	10/03/18	—
Brown Brothers Harriman	HKD	2,780	USD	356	12/19/18	—
Brown Brothers Harriman	HKD	3,950	USD	504	12/19/18	(1)
Brown Brothers Harriman	JPY	260	USD	2	10/01/18	—
Brown Brothers Harriman	JPY	18,170	USD	161	12/19/18	—
Brown Brothers Harriman	JPY	69,630	USD	630	12/19/18	13
Brown Brothers Harriman	SGD	70	USD	51	12/19/18	—
Brown Brothers Harriman	SGD	210	USD	153	12/19/18	—
Citigroup	USD	338	AUD	475	12/19/18	6
Citigroup	USD	232	CAD	305	12/19/18	4
Citigroup	USD	1,304	EUR	1,116	12/19/18	—
Citigroup	USD	625	HKD	4,895	12/19/18	1
Citigroup	USD	771	JPY	85,083	12/19/18	(17)
Citigroup	USD	180	SGD	249	12/19/18	2
Royal Bank of Canada	USD	338	AUD	475	12/19/18	6
Royal Bank of Canada	USD	232	CAD	305	12/19/18	4
Royal Bank of Canada	USD	1,305	EUR	1,116	12/19/18	—
Royal Bank of Canada	USD	625	HKD	4,895	12/19/18	1
Royal Bank of Canada	USD	771	JPY	85,083	12/19/18	(17)
Royal Bank of Canada	USD	180	SGD	249	12/19/18	2
Royal Bank of Canada	AUD	150	USD	109	12/19/18	1
Royal Bank of Canada	AUD	160	USD	116	12/19/18	—
Royal Bank of Canada	EUR	170	USD	201	12/19/18	3
Royal Bank of Canada	EUR	290	USD	343	12/19/18	4
Royal Bank of Canada	HKD	1,390	USD	178	12/19/18	—
Royal Bank of Canada	HKD	2,760	USD	352	12/19/18	(1)
Royal Bank of Canada	JPY	35,580	USD	318	12/19/18	3
Royal Bank of Canada	SGD	70	USD	51	12/19/18	—
Royal Bank of Canada	SGD	70	USD	51	12/19/18	—
State Street	CAD	—	USD	—	10/01/18	—
State Street	EUR	—	USD	—	10/01/18	—
State Street	GBP	14	USD	18	10/01/18	—
State Street	GBP	22	USD	28	10/01/18	—
State Street	HKD	144	USD	18	10/02/18	—
State Street	SEK	258	USD	29	10/01/18	—
Westpac	USD	338	AUD	475	12/19/18	6
Westpac	USD	232	CAD	305	12/19/18	4
Westpac	USD	1,305	EUR	1,116	12/19/18	—
Westpac	USD	625	HKD	4,895	12/19/18	1
Westpac	USD	771	JPY	85,083	12/19/18	(17)

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 63

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
Counterparty			Sold		Bought	Settlement Date	$
Westpac		USD	180	SGD	249	12/19/18	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(15)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
					Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)		Total
Common Stocks
Australia	$—		$34,507		$—	$—	$34,507
Austria	—		1,668		—	—	1,668
Belgium	—		1,623		—	—	1,623
Brazil	2,409		—		—	—	2,409
Canada	19,774		—		—	—	19,774
China	—		5,306		—	—	5,306
Finland	—		474		—	—	474
France	7,617		30,335		—	—	37,952
Germany	—		31,111		—	—	31,111
Hong Kong	—		93,123		—	—	93,123
Ireland	—		2,489		—	—	2,489
Japan	—		87,044		—	—	87,044
Netherlands	211		2,750		—	—	2,961
Norway	—		3,346		—	—	3,346
Singapore	—		9,714		—	—	9,714
Spain	—		12,736		—	—	12,736
Sweden	—		8,868		—	—	8,868
Switzerland	—		2,782		—	—	2,782
United Kingdom	—		56,626		—	—	56,626
United States	453,867		—		—	—	453,867
Short-Term Investments	—		—		—	14,218	14,218
Other Securities	—		—		—	11,345	11,345
Total Investments	483,878		384,502		—	25,563	893,943

Other Financial Instruments
Assets
Futures Contracts	148		—		—	—	148
Foreign Currency Exchange Contracts	1		68		—	—	69
Liabilities
Futures Contracts	(212)		—		—	—	(212)
Foreign Currency Exchange Contracts	(9)		(75)		—	—	(84)
Total Other Financial Instruments*	$(72)		$(7)		$—	$—	$(79)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

64 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	339,367
Healthcare	44,256
Industrial	52,740
Lodging/Resorts	31,784
Manufactured Homes	15,039
Office	110,596
Regional Malls	54,052
Residential	114,505
Self Storage	26,424
Shopping Centers	79,617
Short-Term Investments	14,218
Other Securities	11,345
Total Investments	893,943

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 65

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2018 (Unaudited)

Footnotes:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security. See Note 6.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 6.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(Å) Illiquid and restricted security. See Note 6.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1) Weekly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate

66 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2018 (Unaudited)

STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 67

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

68 Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — September 30, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Quarterly Report 69

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

70 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared total return swaps are valued using a pricing model that references the underlying rates including the overnight total return swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

The U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, and Global Real Estate
Securities Fund had no transfers between Levels 1, 2 and 3 for the period ended September 30, 2018. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

The Strategic Bond Fund had transfers out of Level 3 to Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $1,341,759.

The Strategic Bond Fund had transfers out of Level 2 to Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $402,308.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Notes to Quarterly Report 71

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
72 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended September 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

Notes to Quarterly Report 73

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
International Developed Markets Fund	$129,142,830	$104,314,002	$94,518,327
Strategic Bond Fund	209,542,881	268,378,272	182,708,038
Global Real Estate Securities Fund	12,929,374	14,423,538	23,152,810
		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
International Developed Markets Fund	$128,904,989	$103,498,657	$94,270,234
Strategic Bond Fund	209,328,160	269,868,967	182,837,673
Global Real Estate Securities Fund	12,863,477	14,289,100	23,103,258

As of September 30, 2018, the Funds had cash collateral balances in connection with foreign currency contracts purchased /sold as follows:

Due to Broker
Strategic Bond Fund	$1,460,000

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended September 30, 2018, the following Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

74 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018
Strategic Bond Fund	$17,738,500	$19,305,000	$11,521,250

As of September 30, 2018, the Funds had no cash collateral balances in connection with options contracts purchased/sold.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018
U. S. Strategic Equity Fund	$9,118,350	$13,880,160	$8,757,000
U. S. Small Cap Equity Fund	2,985,840	1,070,875	765,360
International Developed Markets Fund	98,131,089	97,149,688	93,632,723
Strategic Bond Fund	737,707,675	793,981,992	809,602,509
Global Real Estate Securities Fund	17,023,222	17,213,484	17,044,303

As of September 30, 2018, the Funds had cash collateral balances in connection with futures contracts purchased /sold as follows:

Cash Collateral for Futures
Strategic Bond Fund	$555,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange

Notes to Quarterly Report 75

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of September 30, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Strategic Bond Fund	$2,549,808	$993,544

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

76 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

Notes to Quarterly Report 77

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

For the period ended September 30, 2018, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Strategic Bond Fund	$11,160,000	$12,700,000	$9,460,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended September 30, 2018, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Strategic Bond Fund	$32,200,014	$45,892,459	$50,209,582

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2018, the Funds did not enter into any total return swap agreements.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

78 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

For the period ended September 30, 2018, the Funds did not enter into any currency swap agreements.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2018, the Strategic Bond
Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to

Notes to Quarterly Report 79

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

80 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Notes to Quarterly Report 81

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of September 30, 2018, the Strategic Bond Fund had cash collateral balances in connection with TBAs as follows:

Cash Collateral for
TBAs
Strategic Bond Fund	$747,000

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

82 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of September 30, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2018, the Funds had invested $84,397,333 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment

Notes to Quarterly Report 83

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Company’s securities lending program in the amount of $24,249,876 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
5. Federal Income Taxes
At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

				International
	U. S. Strategic		U. S. Small Cap	Developed
	Equity Fund		Equity Fund	Markets Fund
Cost of Investments	$404,817,235		$233,066,749	$401,782,541
Unrealized Appreciation	$66,603,544		$46,847,797	$23,809,429
Unrealized Depreciation		(7,587,791)	(10,661,279)	(15,945,278)
Net Unrealized Appreciation (Depreciation)	$59,015,753		$36,186,518	$7,864,151
			Global Real
	Strategic Bond		Estate Securities
	Fund		Fund
Cost of Investments	$914,616,804		$853,350,796
Unrealized Appreciation	$9,326,322		$50,817,801
Unrealized Depreciation		(27,393,458)	(10,306,179)
Net Unrealized Appreciation (Depreciation)	$(18,067,136	) $	40,511,622

6. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On October 1, 2018, the Board declared dividends payable from net investment income. Dividends were paid on October 3, 2018, to shareholder of record effective with the opening of business on October 2, 2018.

84 Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information 85

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2018 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

September 30, 2018

FUND

Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

September 30, 2018 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 96.0%
Alternative - 5.9%
RIC Commodity Strategies Fund Class Y		568,083		3,170
RIC Global Infrastructure Fund Class Y		165,470		1,775
RIF Global Real Estate Securities Fund		96,818		1,402
				6,347

Domestic Equities - 9.2%
RIC U. S. Defensive Equity Fund Class Y		1,113		62
RIC U. S. Dynamic Equity Fund Class Y		24,375		238
RIF U. S. Small Cap Equity Fund		469,005		7,898
RIF U. S. Strategic Equity Fund		87,075		1,684
				9,882

Fixed Income - 47.8%
RIC Global Opportunistic Credit Fund Class Y		711,978		6,728
RIC Investment Grade Bond Fund Class Y		623,019		12,828
RIC Unconstrained Total Return Fund Class Y		865,773		8,640
RIF Strategic Bond Fund		2,314,457		23,145
				51,341

International Equities - 18.9%
RIC Emerging Markets Fund Class Y		346,812		6,718
RIC Global Equity Fund Class Y		660,074		7,445
RIF International Developed Markets Fund		494,048		6,156
				20,319

Multi-Asset - 14.2%
RIC Multi-Strategy Income Fund Class Y		1,543,378		15,279

Total Investments in Affiliated Funds
(cost $97,321)				103,168

Options Purchased - 0.2%
(Number of Contracts)
NASDAQ 100 Index
Goldman Sachs Dec 2018 7,700.00 Call (700)	USD	5,390	(ÿ)	149
SPX Volatility Index
Goldman Sachs Nov 2018 2,950.00 Call (3,700)	USD	10,915	(ÿ)	87
Total Options Purchased
(cost $233)				236

Total Investments 96.2%
(identified cost $97,554)				103,404

Other Assets and Liabilities, Net - 3.8%				4,122
Net Assets - 100.0%				107,526

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
										Value and
										Unrealized
										Appreciation
				Number of		Notional		Expiration	(Depreciation)
				Contracts		Amount		Date		$
Long Positions
Amsterdam Index Futures					5	EUR	549	10/18		8
CAC40 Euro Index Futures					33	EUR	1,812	10/18		57
DAX Index Futures					4	EUR	1,224	12/18		16
Dow Jones U. S. Real Estate Index Futures					35	USD	1,113	12/18		(21)
EURO STOXX 50 Index Futures					32	EUR	1,084	12/18		22
FTSE/MIB Index Futures					3	EUR	310	12/18		(6)
IBEX 35 Index Futures					5	EUR	468	10/18		(2)
MSCI EAFE Index Futures					13	USD	1,284	12/18		22
OMXS30 Index Futures					24	SEK	3,984	10/18		7
Russell 1000 E-Mini Index Futures					4	USD	324	12/18		—
S&P 400 E-Mini Index Futures					1	USD	203	12/18		(3)
S&P 500 E-Mini Index Futures					68	USD	9,925	12/18		3
S&P/TSX 60 Index Futures					4	CAD	760	12/18		3
TOPIX Index Futures					13	JPY	236,275	12/18		160
Short Positions
FTSE 100 Index Futures					6	GBP	449	12/18		(17)
MSCI Emerging Markets Mini Index Futures					2	USD	105	12/18		(3)
NASDAQ 100 E-Mini Index Futures					12	USD	1,838	12/18		(20)
Russell 2000 E-Mini Index Futures					54	USD	4,592	12/18		67
S&P Financial Select Sector Index Futures					25	USD	2,126	12/18		46
SPI 200 Index Futures					1	AUD	155	12/18		(1)
United States 2 Year Treasury Note Futures					8	USD	1,686	12/18		4
United States 5 Year Treasury Note Futures					25	USD	2,812	12/18		21
United States 10 Year Treasury Note Futures					8	USD	950	12/18		12
United States Long Bond Futures					2	USD	281	12/18		8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)										383

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration		Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Put	11		2,250.00	USD	2,475		09/28/18	—
Total Liability for Options Written (premiums received $38) (å)										—

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
			Amount			Amount				(Depreciation)
Counterparty			Sold			Bought		Settlement Date		$
Citigroup			USD	224	AUD		315	12/19/18		4
Citigroup			USD	376		CAD	494	12/19/18		7
Citigroup			USD	358		JPY	39,503	12/19/18		(9)
Citigroup			USD	29	MXN		575	12/19/18		1
Citigroup			CHF	118		USD	122	12/19/18		1
Citigroup			EUR	11		USD	13	12/19/18		—
Citigroup			GBP	241		USD	315	12/19/18		—
Citigroup			HKD	415		USD	53	12/19/18		—
Citigroup			SEK	432		USD	48	12/19/18		(1)
Citigroup			SGD	26		USD	19	12/19/18		—
Citigroup			ZAR	250		USD	16	12/19/18		(1)
Royal Bank of Canada			USD	224	AUD		315	12/19/18		4
Royal Bank of Canada			USD	376		CAD	494	12/19/18		7
Royal Bank of Canada			USD	358		JPY	39,503	12/19/18		(9)
Royal Bank of Canada			USD	29	MXN		575	12/19/18		1
Royal Bank of Canada			CHF	118		USD	122	12/19/18		1
Royal Bank of Canada			EUR	11		USD	13	12/19/18		—
Royal Bank of Canada			GBP	241		USD	315	12/19/18		—

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
											Unrealized
											Appreciation
				Amount		Amount					(Depreciation)
Counterparty				Sold		Bought			Settlement Date		$
Royal Bank of Canada				HKD	415	USD		53	12/19/18		—
Royal Bank of Canada				SEK	432	USD		48	12/19/18		(1)
Royal Bank of Canada				SGD	26	USD		19	12/19/18		—
Royal Bank of Canada				ZAR	250	USD		16	12/19/18		(1)
Standard Chartered				USD	1,004	CNY		6,920	12/19/18		(1)
State Street				USD	19	RUB		1,340	12/19/18		1
State Street				INR	8,140	USD		110	12/19/18		—
State Street			KRW		349,910	USD		311	12/19/18		(5)
State Street			TWD		9,520	USD		311	12/19/18		(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts											(5)

Total Return Swap Contracts
Amounts in thousands
									Premiums	Unrealized
									Paid	Appreciation
			Notional				Termination		(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount		Terms			Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	11,200		3 Month LIBOR + 0.210%(2)			12/21/18	—	98	98
Total Open Total Return Swap Contracts (å)									—	98	98

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
									Premiums	Unrealized
						Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell				Receives	Termination		(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase		USD	2,200	(1.000%)(2)		12/20/23	105	(11)	94
CDX NA High Yield Index	Bank of America	Sell		USD	3,600	5.000%(2)		12/20/23	255	—	255
CDX NA Investment Grade
Index	Bank of America	Purchase		USD	8,900	(1.000%)(2)		12/20/23	(168)	(4)	(172)
Total Open Credit Indices Contracts (å)									192	(15)	177

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
								Practical
Portfolio Summary		Level 1		Level 2		Level 3		Expedient (a)		Total
Investments in Affiliated Funds		$103,168			$—		$—		$—		$103,168
Options Purchased		236			—		—		—		236
Total Investments		103,404			—		—		—		103,404

Other Financial Instruments
Assets

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	456	—	—	—	456
Foreign Currency Exchange Contracts	—	27	—	—	27
Total Return Swap Contracts	—	98	—	—	98
Credit Default Swap Contracts	—	349	—	—	349

Liabilities
Futures Contracts	(73)	—	—	—	(73)
Options Written	—	—	—	—	—
Foreign Currency Exchange Contracts	—	(32)	—	—	(32)
Credit Default Swap Contracts	—	(172)	—	—	(172)
Total Other Financial Instruments*	$383	$270	$—	$—	$653

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.3%
Alternative - 6.6%
RIC Commodity Strategies Fund Class Y		1,588,492		8,864
RIC Global Infrastructure Fund Class Y		478,301		5,132
RIF Global Real Estate Securities Fund		306,026		4,431
				18,427

Domestic Equities - 9.4%
RIC U. S. Defensive Equity Fund Class Y		93,291		5,196
RIC U. S. Dynamic Equity Fund Class Y		206,053		2,009
RIF U. S. Small Cap Equity Fund		901,498		15,182
RIF U. S. Strategic Equity Fund		205,295		3,970
				26,357

Fixed Income - 32.9%
RIC Global Opportunistic Credit Fund Class Y		1,140,301		10,776
RIC Unconstrained Total Return Fund Class Y		1,902,817		18,990
RIF Strategic Bond Fund		6,201,753		62,017
				91,783

International Equities - 37.6%
RIC Emerging Markets Fund Class Y		1,085,026		21,017
RIC Global Equity Fund Class Y		4,384,529		49,457
RIF International Developed Markets Fund		2,760,028		34,390
				104,864

Multi-Asset - 7.8%
RIC Multi-Strategy Income Fund Class Y		2,191,987		21,701

Total Investments in Affiliated Funds
(cost $234,389)				263,132

Options Purchased - 0.4%
(Number of Contracts)
NASDAQ 100 Index
Goldman Sachs Dec 2018 7,700.00 Call (2,900)	USD	22,330	(ÿ)	617
SPX Volatility Index
Goldman Sachs Nov 2018 2,950.00 Call (14,700)	USD	43,365	(ÿ)	345
Total Options Purchased
(cost $945)				962

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		9,757	(8)	10
Total Short-Term Investments
(cost $10)				10

Total Investments 94.7%
(identified cost $235,344)				264,104

Other Assets and Liabilities, Net - 5.3%				14,872
Net Assets - 100.0%				278,976

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
										Value and
										Unrealized
										Appreciation
				Number of		Notional		Expiration	(Depreciation)
				Contracts		Amount		Date		$
Long Positions
Amsterdam Index Futures					16	EUR	1,758	10/18		28
CAC40 Euro Index Futures					101	EUR	5,544	10/18		174
DAX Index Futures					14	EUR	4,285	12/18		55
Dow Jones U. S. Real Estate Index Futures					162	USD	5,152	12/18		(99)
EURO STOXX 50 Index Futures					96	EUR	3,252	12/18		65
FTSE/MIB Index Futures					11	EUR	1,137	12/18		(21)
IBEX 35 Index Futures					16	EUR	1,499	10/18		(7)
OMXS30 Index Futures					74	SEK	12,284	10/18		23
S&P 500 E-Mini Index Futures					221	USD	32,255	12/18		(40)
S&P/TSX 60 Index Futures					2	CAD	380	12/18		1
TOPIX Index Futures					47	JPY	854,226	12/18		579
Short Positions
FTSE 100 Index Futures					46	GBP	3,444	12/18		(131)
Hang Seng Index Futures					1	HKD	1,394	10/18		(3)
MSCI Emerging Markets Mini Index Futures					10	USD	525	12/18		(12)
MSCI Singapore Index Futures					1	SGD	37	10/18		—
NASDAQ 100 E-Mini Index Futures					43	USD	6,584	12/18		(70)
Russell 1000 E-Mini Index Futures					7	USD	566	12/18		(1)
S&P 400 E-Mini Index Futures					5	USD	1,013	12/18		14
S&P Financial Select Sector Index Futures					48	USD	4,082	12/18		88
United States 2 Year Treasury Note Futures					11	USD	2,318	12/18		5
United States 5 Year Treasury Note Futures					38	USD	4,274	12/18		31
United States 10 Year Treasury Note Futures					18	USD	2,138	12/18		26
United States Treasury Long Bond Futures					2	USD	281	12/18		8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)										713

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration		Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Put	108		2,250.00	USD	24,300		09/28/18	(1)
Total Liability for Options Written (premiums received $370)										(1)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
			Amount			Amount				(Depreciation)
Counterparty			Sold			Bought		Settlement Date		$
Bank of Montreal			USD	379		CAD	498	12/19/18		7
Bank of Montreal			USD	174		CHF	168	12/19/18		(1)
Bank of Montreal			USD	392		JPY	43,270	12/19/18		(10)
Bank of Montreal			USD	21	MXN		415	12/19/18		1
Bank of Montreal			USD	166	NOK		1,388	12/19/18		5
Bank of Montreal			AUD	682		USD	486	12/19/18		(9)
Bank of Montreal			EUR	1,717		USD	2,007	12/19/18		—
Bank of Montreal			GBP	877		USD	1,147	12/19/18		—
Bank of Montreal			HKD	1,124		USD	143	12/19/18		—
Bank of Montreal			SEK	464		USD	52	12/19/18		(1)
Bank of Montreal			SGD	230		USD	167	12/19/18		(1)
Bank of Montreal			TRY	440		USD	64	12/19/18		(5)
Bank of Montreal			ZAR	53		USD	3	12/19/18		—
Citigroup			USD	379		CAD	498	12/19/18		7
Citigroup			USD	174		CHF	168	12/19/18		(1)
Citigroup			USD	392		JPY	43,270	12/19/18		(10)
Citigroup			USD	21	MXN		415	12/19/18		1
Citigroup			USD	166	NOK		1,388	12/19/18		5
Citigroup			AUD	682		USD	485	12/19/18		(9)

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	EUR	1,717	USD	2,006	12/19/18	—
Citigroup	GBP	877	USD	1,148	12/19/18	1
Citigroup	HKD	1,124	USD	143	12/19/18	—
Citigroup	SEK	464	USD	52	12/19/18	(1)
Citigroup	SGD	230	USD	167	12/19/18	(2)
Citigroup	ZAR	53	USD	3	12/19/18	—
Commonwealth Bank of Australia	TRY	440	USD	64	12/19/18	(5)
Royal Bank of Canada	USD	379	CAD	498	12/19/18	7
Royal Bank of Canada	USD	174	CHF	168	12/19/18	(1)
Royal Bank of Canada	USD	392	JPY	43,270	12/19/18	(10)
Royal Bank of Canada	USD	21	MXN	415	12/19/18	1
Royal Bank of Canada	USD	166	NOK	1,388	12/19/18	5
Royal Bank of Canada	AUD	682	USD	485	12/19/18	(8)
Royal Bank of Canada	EUR	1,717	USD	2,007	12/19/18	—
Royal Bank of Canada	GBP	877	USD	1,147	12/19/18	—
Royal Bank of Canada	HKD	1,124	USD	143	12/19/18	—
Royal Bank of Canada	SEK	464	USD	52	12/19/18	(1)
Royal Bank of Canada	SGD	230	USD	167	12/19/18	(1)
Royal Bank of Canada	TRY	440	USD	64	12/19/18	(5)
Royal Bank of Canada	ZAR	53	USD	3	12/19/18	—
Standard Chartered	USD	2,238	CNY	15,430	12/19/18	(3)
State Street	USD	26	RUB	1,880	12/19/18	2
State Street	BRL	5,310	USD	1,282	12/19/18	(24)
State Street	INR	49,110	USD	666	12/19/18	(3)
State Street	KRW	1,695,470	USD	1,506	12/19/18	(25)
State Street	TWD	28,550	USD	931	12/19/18	(12)
Westpac	USD	379	CAD	498	12/19/18	7
Westpac	USD	174	CHF	168	12/19/18	(1)
Westpac	USD	392	JPY	43,270	12/19/18	(10)
Westpac	USD	21	MXN	415	12/19/18	1
Westpac	USD	166	NOK	1,388	12/19/18	5
Westpac	AUD	682	USD	485	12/19/18	(8)
Westpac	EUR	1,717	USD	2,006	12/19/18	—
Westpac	GBP	877	USD	1,148	12/19/18	—
Westpac	HKD	1,124	USD	143	12/19/18	—
Westpac	SEK	464	USD	52	12/19/18	(1)
Westpac	SGD	230	USD	167	12/19/18	(2)
Westpac	TRY	440	USD	64	12/19/18	(5)
Westpac	ZAR	53	USD	3	12/19/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(120)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 34,300	3 Month LIBOR + 0.210%(2)	12/21/18	—	299	299
Total Open Total Return Swap Contracts (å)					—	299	299

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
									Premiums	Unrealized
					Fund (Pays)/				Paid/	Appreciation
		Purchase/Sell			Receives			Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate			Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,300	(1.000	%)(2)		12/20/23	204	(21)	183

CDX NA High Yield Index	Bank of America	Sell	USD	8,000	5.000	%(2)		12/20/23	566	1	567
CDX NA Investment Grade
Index	Bank of America	Purchase	USD	16,800	(1.000	%)(2)		12/20/23	(317)	(8)	(325)
Total Open Credit Indices Contracts (å)									453	(28)	425

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
									Practical
Portfolio Summary		Level 1	Level 2		Level 3			Expedient (a)		Total
Investments in Affiliated Funds		$263,132		$—			$—		$—		$263,132
Options Purchased		962		—			—		—		962
Short-Term Investments		—		—			—		10		10
Total Investments		264,094		—			—		10		264,104

Other Financial Instruments
Assets
Futures Contracts		1,097		—			—		—		1,097
Foreign Currency Exchange Contracts		—		55			—		—		55
Total Return Swap Contracts		—		299			—		—		299
Credit Default Swap Contracts		—		750			—		—		750
Liabilities
Futures Contracts		(384)		—			—		—		(384)
Options Written		(1)		—			—		—		(1)
Foreign Currency Exchange Contracts		—	(175)				—		—		(175)
Credit Default Swap Contracts		—	(325)				—		—		(325)
Total Other Financial Instruments*		$712		$604			$—		$—		$1,316

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.5%
Alternative - 7.3%
RIC Commodity Strategies Fund Class Y		1,114,994		6,222
RIC Global Infrastructure Fund Class Y		356,892		3,829
RIF Global Real Estate Securities Fund		389,560		5,641
				15,692

Domestic Equities - 28.5%
RIC U. S. Defensive Equity Fund Class Y		184,519		10,278
RIC U. S. Dynamic Equity Fund Class Y		767,367		7,482
RIF U. S. Small Cap Equity Fund		1,428,585		24,057
RIF U. S. Strategic Equity Fund		983,712		19,025
				60,842

Fixed Income - 17.3%
RIC Global Opportunistic Credit Fund Class Y		265,165		2,506
RIC Unconstrained Total Return Fund Class Y		2,404,658		23,998
RIF Strategic Bond Fund		1,046,959		10,470
				36,974

International Equities - 42.4%
RIC Emerging Markets Fund Class Y		832,833		16,132
RIC Global Equity Fund Class Y		3,350,977		37,798
RIF International Developed Markets Fund		2,942,763		36,668
				90,598

Total Investments in Affiliated Funds
(cost $171,255)				204,106

Options Purchased - 0.3%
(Number of Contracts)
NASDAQ 100 Index
Goldman Sachs Dec 2018 7,700.00 Call (1,900)	USD	14,630	(ÿ)	404
SPX Volatility Index
Goldman Sachs Nov 2018 2,950.00 Call (9,800)	USD	28,910	(ÿ)	230
Total Options Purchased
(cost $624)				634

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		18,942	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 95.8%
(identified cost $171,898)				204,759

Other Assets and Liabilities, Net - 4.2%				9,071
Net Assets - 100.0%				213,830

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
										Value and
										Unrealized
										Appreciation
				Number of		Notional		Expiration	(Depreciation)
				Contracts		Amount		Date		$
Long Positions
Amsterdam Index Futures					10	EUR	1,099	10/18		17
CAC40 Euro Index Futures					60	EUR	3,294	10/18		103
DAX Index Futures					10	EUR	3,060	12/18		39
Dow Jones U. S. Real Estate Index Futures					60	USD	1,908	12/18		(37)
EURO STOXX 50 Index Futures					57	EUR	1,931	12/18		39
FTSE/MIB Index Futures					7	EUR	724	12/18		(13)
IBEX 35 Index Futures					10	EUR	937	10/18		(4)
MSCI EAFE Index Futures					15	USD	1,482	12/18		25
MSCI Emerging Markets Mini Index Futures					21	USD	1,102	12/18		25
OMXS30 Index Futures					44	SEK	7,304	10/18		13
S&P 500 E-Mini Index Futures					35	USD	5,108	12/18		(6)
S&P/TSX 60 Index Futures					1	CAD	190	12/18		1
TOPIX Index Futures					38	JPY	690,649	12/18		470
United States 2 Year Treasury Note Futures					10	USD	2,107	12/18		(5)
United States 5 Year Treasury Note Futures					34	USD	3,824	12/18		(29)
United States 10 Year Treasury Note Futures					79	USD	9,384	12/18		(108)
United States Long Bond Futures					2	USD	281	12/18		(8)
Short Positions
FTSE 100 Index Futures					45	GBP	3,369	12/18		(128)
NASDAQ 100 E-Mini Index Futures					34	USD	5,206	12/18		(56)
Russell 1000 E-Mini Index Futures					21	USD	1,698	12/18		(2)
Russell 2000 E-Mini Index Futures					54	USD	4,592	12/18		67
S&P 400 E-Mini Index Futures					12	USD	2,430	12/18		34
S&P Financial Select Sector Index Futures					12	USD	1,020	12/18		22
SPI 200 Index Futures					14	AUD	2,168	12/18		(9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)										450

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration		Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Put	82		2,250.00	USD	18,450		09/28/18	—
Total Liability for Options Written (premiums received $281)										—

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
			Amount			Amount				(Depreciation)
Counterparty			Sold			Bought		Settlement Date		$
Citigroup			USD	173		CAD	227	12/19/18		3
Citigroup			USD	264		JPY	29,128	12/19/18		(6)
Citigroup			AUD	113		USD	80	12/19/18		(1)
Citigroup			CHF	388		USD	401	12/19/18		3
Citigroup			EUR	2,462		USD	2,877	12/19/18		(1)
Citigroup			GBP	1,451		USD	1,899	12/19/18		1
Citigroup			HKD	893		USD	114	12/19/18		—
Citigroup		MXN		760		USD	39	12/19/18		(1)
Citigroup			SEK	620		USD	69	12/19/18		(1)
Citigroup			SGD	55		USD	40	12/19/18		—
Citigroup			ZAR	133		USD	9	12/19/18		(1)
Royal Bank of Canada			USD	173		CAD	227	12/19/18		3
Royal Bank of Canada			USD	264		JPY	29,128	12/19/18		(7)
Royal Bank of Canada			AUD	113		USD	80	12/19/18		(1)
Royal Bank of Canada			CHF	388		USD	401	12/19/18		3
Royal Bank of Canada			EUR	2,462		USD	2,878	12/19/18		1
Royal Bank of Canada			GBP	1,451		USD	1,898	12/19/18		—
Royal Bank of Canada			HKD	893		USD	114	12/19/18		—

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold		Bought		Settlement Date		$
Royal Bank of Canada			MXN	760	USD	39	12/19/18		(1)
Royal Bank of Canada			SEK	620	USD	69	12/19/18		(1)
Royal Bank of Canada			SGD	55	USD	40	12/19/18		—
Royal Bank of Canada			ZAR	133	USD	9	12/19/18		(1)
Standard Chartered			USD	2,161	CNY	14,900	12/19/18		(3)
State Street			USD	38	RUB	2,680	12/19/18		3
State Street			KRW	233,270	USD	207	12/19/18		(3)
State Street			TWD	28,550	USD	931	12/19/18		(13)
Westpac			USD	173	CAD	227	12/19/18		3
Westpac			USD	264	JPY	29,128	12/19/18		(7)
Westpac			AUD	113	USD	80	12/19/18		(1)
Westpac			CHF	388	USD	401	12/19/18		3
Westpac			EUR	2,462	USD	2,878	12/19/18		—
Westpac			GBP	1,451	USD	1,899	12/19/18		1
Westpac			HKD	893	USD	114	12/19/18		—
Westpac			MXN	760	USD	39	12/19/18		(1)
Westpac			SEK	620	USD	69	12/19/18		(1)
Westpac			SGD	55	USD	40	12/19/18		—
Westpac			ZAR	133	USD	9	12/19/18		(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(28)

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
			Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount	Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	14,700	3 Month LIBOR + 0.210%(2)		12/21/18	—	128	128
Total Open Total Return Swap Contracts (å)							—	128	128

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000%(2)	12/20/23	(5)	1	(4)
CDX NA High Yield Index	Bank of America	Purchase	USD	6,000	(5.000%)(2)	12/20/23	(424)	(5)	(429)
CDX NA Investment Grade
Index	Bank of America	Sell	USD	700	1.000%(2)	12/20/23	13	—	13
Total Open Credit Indices Contracts (å)							(416)	(4)	(420)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$204,106	$—	$—	$—	$204,106

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Options Purchased	634	—	—	—	634
Short-Term Investments	—	—	—	19	19
Total Investments	204,740	—	—	19	204,759

Other Financial Instruments
Assets
Futures Contracts	855	—	—	—	855
Foreign Currency Exchange Contracts	—	24	—	—	24
Total Return Swap Contracts	—	128	—	—	128
Credit Default Swap Contracts	—	13	—	—	13
Liabilities
Futures Contracts	(405)	—	—	—	(405)
Options Written	—	—	—	—	—
Foreign Currency Exchange Contracts	—	(52)	—	—	(52)
Credit Default Swap Contracts	—	(433)	—	—	(433)
Total Other Financial Instruments*	$450	$(320)	$—	$—	$130

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — September 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.6%
Alternative - 6.3%
RIC Commodity Strategies Fund Class Y		294,052		1,641
RIC Global Infrastructure Fund Class Y		106,354		1,141
RIF Global Real Estate Securities Fund		48,940		709
				3,491

Domestic Equities - 31.5%
RIC U. S. Defensive Equity Fund Class Y		69,382		3,865
RIC U. S. Dynamic Equity Fund Class Y		294,127		2,868
RIF U. S. Small Cap Equity Fund		458,840		7,726
RIF U. S. Strategic Equity Fund		160,495		3,104
				17,563

Fixed Income - 8.2%
RIC Global Opportunistic Credit Fund Class Y		46,320		438
RIC Unconstrained Total Return Fund Class Y		413,252		4,124
				4,562

International Equities - 48.6%
RIC Emerging Markets Fund Class Y		306,936		5,945
RIC Global Equity Fund Class Y		1,007,907		11,369
RIF International Developed Markets Fund		780,470		9,725
				27,039

Total Investments in Affiliated Funds
(cost $42,483)				52,655

Options Purchased - 0.3%
(Number of Contracts)
NASDAQ 100 Index
Goldman Sachs Dec 2018 7,700.00 Call (500)	USD	3,850	(ÿ)	106
SPX Volatility Index
Goldman Sachs Nov 2018 2,950.00 Call (2,500)	USD	7,375	(ÿ)	59
Total Options Purchased
(cost $162)				165

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		19,758	(8)	20
Total Short-Term Investments
(cost $20)				20

Total Investments 94.9%
(identified cost $42,665)				52,840

Other Assets and Liabilities, Net - 5.1%				2,822
Net Assets - 100.0%				55,662

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 15

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
										Value and
										Unrealized
										Appreciation
				Number of		Notional		Expiration	(Depreciation)
				Contracts		Amount		Date		$
Long Positions
Amsterdam Index Futures					4	EUR	440	10/18		7
CAC40 Euro Index Futures					21	EUR	1,153	10/18		36
DAX Index Futures					4	EUR	1,224	12/18		16
Dow Jones U. S. Real Estate Index Futures					66	USD	2,099	12/18		(40)
EURO STOXX 50 Index Futures					21	EUR	711	12/18		14
FTSE/MIB Index Futures					3	EUR	310	12/18		(6)
IBEX 35 Index Futures					4	EUR	375	10/18		(2)
MSCI EAFE Index Futures					6	USD	593	12/18		10
OMXS30 Index Futures					17	SEK	2,822	10/18		5
Russell 1000 E-Mini Index Futures					1	USD	81	12/18		—
S&P 500 E-Mini Index Futures					22	USD	3,211	12/18		(4)
TOPIX Index Futures					11	JPY	199,925	12/18		137
Short Positions
FTSE 100 Index Futures					14	GBP	1,048	12/18		(40)
MSCI Emerging Markets Mini Index Futures					25	USD	1,312	12/18		(30)
NASDAQ 100 E-Mini Index Futures					10	USD	1,532	12/18		(16)
Russell 2000 E-Mini Index Futures					23	USD	1,956	12/18		29
S&P 400 E-Mini Index Futures					1	USD	203	12/18		3
S&P Financial Select Sector Index Futures					12	USD	1,020	12/18		22
SPI 200 Index Futures					6	AUD	929	12/18		(4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)										137

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional	Expiration		Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Put	21		2,250.00	USD	4,725		09/28/18	—
Total Liability for Options Written (premiums received $72) (å)										—

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
			Amount			Amount				(Depreciation)
Counterparty			Sold			Bought		Settlement Date		$
Citigroup			USD	315		AUD	443	12/19/18		5
Citigroup			USD	173		CAD	227	12/19/18		3
Citigroup			USD	343		JPY	37,862	12/19/18		(7)
Citigroup			USD	7		ZAR	115	12/19/18		1
Citigroup			CHF	223		USD	230	12/19/18		2
Citigroup			EUR	882		USD	1,031	12/19/18		—
Citigroup			GBP	420		USD	549	12/19/18		—
Citigroup			HKD	360		USD	46	12/19/18		—
Citigroup			MXN	2,025		USD	103	12/19/18		(4)
Citigroup			SEK	375		USD	42	12/19/18		(1)
Citigroup			SGD	22		USD	16	12/19/18		—
Royal Bank of Canada			USD	315		AUD	443	12/19/18		5
Royal Bank of Canada			USD	173		CAD	227	12/19/18		3
Royal Bank of Canada			USD	343		JPY	37,862	12/19/18		(7)
Royal Bank of Canada			USD	7		ZAR	115	12/19/18		1
Royal Bank of Canada			CHF	223		USD	230	12/19/18		2
Royal Bank of Canada			EUR	882		USD	1,031	12/19/18		—
Royal Bank of Canada			GBP	420		USD	549	12/19/18		—
Royal Bank of Canada			HKD	360		USD	46	12/19/18		—
Royal Bank of Canada			MXN	2,025		USD	103	12/19/18		(4)
Royal Bank of Canada			SEK	375		USD	42	12/19/18		(1)
Royal Bank of Canada			SGD	22		USD	16	12/19/18		—
Standard Chartered			USD	508		CNY	3,500	12/19/18		(1)

See accompanying notes which are an integral part of this quarterly report.

16 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
											Unrealized
											Appreciation
				Amount			Amount				(Depreciation)
Counterparty				Sold			Bought		Settlement Date		$
State Street				USD	21	RUB		1,490	12/19/18		2
State Street				BRL	980	USD		237	12/19/18		(5)
State Street				INR	12,940	USD		176	12/19/18		(1)
State Street			KRW		116,630	USD		104	12/19/18		(2)
State Street			TWD		9,520	USD		311	12/19/18		(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts											(13)

Total Return Swap Contracts
Amounts in thousands
									Premiums	Unrealized
									Paid	Appreciation
			Notional				Termination		(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount		Terms			Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	4,200		3 Month LIBOR + 0.210%(2)			12/21/18	—	37	37
Total Open Total Return Swap Contracts (å)									—	37	37

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
									Premiums	Unrealized
						Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell				Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount			Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell		USD	100	1.000%(2)		12/20/23	(5)	1	(4)

CDX NA High Yield Index	Bank of America	Purchase		USD	1,300	(5.000%)(2)		12/20/23	(92)	(1)	(93)
Total Open Credit Indices Contracts (å)									(97)	—	(97)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
								Practical
Portfolio Summary		Level 1		Level 2		Level 3		Expedient (a)		Total
Investments in Affiliated Funds		$52,655			$—		$—		$—		$52,655
Options Purchased		165			—		—		—		165
Short-Term Investments		—			—		—		20		20
Total Investments		52,820			—		—		20		52,840

Other Financial Instruments
Assets
Futures Contracts		279			—		—		—		279
Foreign Currency Exchange Contracts		—			24		—		—		24
Total Return Swap Contracts		—			37		—		—		37

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Futures Contracts	(142)	—	—	—	(142)
Options Written	—	—	—	—	—
Foreign Currency Exchange Contracts	—	(37)	—	—	(37)
Credit Default Swap Contracts	—	(97)	—	—	(97)
Total Other Financial Instruments*	$137	$(73)	$—	$—	$64

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments — September 30, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(8) Unrounded units.
(ÿ) Notional Amount in thousands.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 19

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments, continued — September 30, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD – Hong Kong dollar	PHP – Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore)	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol

20 Notes to Schedules of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds' approximate expected target strategic asset allocation effective on or about May 1, 2018 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S. Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC
Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond,
RIC Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC
Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	—%	—

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared total return swaps are valued using a pricing model that references the underlying rates including the overnight total return swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

For the period ended September 30, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended September 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$5,194,256	$5,034,352	$4,904,847
Balanced Strategy Fund	31,556,544	28,068,632	27,525,470
Growth Strategy Fund	26,558,817	21,434,191	21,154,605
Equity Growth Strategy Fund	7,195,210	7,187,826	7,062,654
		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$5,198,851	$5,017,773	$4,905,456
Balanced Strategy Fund	31,698,489	28,372,462	27,448,537
Growth Strategy Fund	26,737,195	21,673,531	21,224,426
Equity Growth Strategy Fund	7,220,785	7,217,624	7,065,447

As of September 30, 2018, the Funds had no cash collateral balances in connection with foreign currency contracts purchased/sold.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended September 30, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

Funds' options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$26,162,500	$11,257,579	$18,780,000
Balanced Strategy Fund	102,637,500	113,194,933	89,995,000
Growth Strategy Fund	32,200,000	86,216,415	61,990,000
Equity Growth Strategy Fund	9,487,500	21,724,299	15,950,000

As of September 30, 2018, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:

Cash Collateral for Options
Moderate Strategy Fund	$939,557
Growth Strategy Fund	1,471,715
Equity Growth Strategy Fund	342,906

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$38,341,251	$33,321,061	$37,375,791
Balanced Strategy Fund	67,721,406	76,486,473	93,364,606
Growth Strategy Fund	55,414,444	95,512,928	65,971,802
Equity Growth Strategy Fund	16,835,245	24,545,890	21,011,292

As of September 30, 2018, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

Cash Collateral for Futures
Balanced Strategy Fund	$700,000
Growth Strategy Fund	$1,800,000

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Cash Collateral for Futures
Equity Growth Strategy Fund	$400,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of September 30, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$200,000	$246,021
Balanced Strategy Fund	$401,000	$539,249
Growth Strategy Fund	$636,206	$—
Equity Growth Strategy Fund	$5,459,879	$—

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive
Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended September 30, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$7,900,000	$14,700,000	$14,700,000
Balanced Strategy Fund	13,500,000	29,100,000	29,100,000
Growth Strategy Fund	23,800,000	6,800,000	6,800,000
Equity Growth Strategy Fund	3,400,000	1,400,000	1,400,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2018	June 30, 2018	September 30, 2018
Moderate Strategy Fund	$11,087,728	$11,206,336	$11,200,000
Balanced Strategy Fund	44,861,003	45,530,179	34,300,000
Growth Strategy Fund	14,504,708	14,708,657	14,700,000
Equity Growth Strategy Fund	4,144,202	4,201,693	4,200,000

Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2018, the Funds had invested $48,557 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2018 (Unaudited)

	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Cost of Investments	$99,187,463	$240,179,780	$175,287,080	$44,835,215
Unrealized Appreciation	$6,052,061	$28,697,262	$32,772,804	$8,613,021
Unrealized Depreciation	(1,144,934)	(3,085,643)	(2,889,585)	(473,282)
Net Unrealized Appreciation (Depreciation)	$4,907,127	$25,611,619	$29,883,219	$8,139,739

5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

Effective January 1, 2019, the RIC U.S. Defensive Equity Fund will undergo the following changes:

• The Fund will be renamed the Sustainable Equity Fund.

• The Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowing for investment purposes in equity securities.

• The Fund's investment strategy will change to pursuing a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations.

Please see the Supplement to the Fund's Prospectus dated September 19, 2018 for more information regarding these and related changes to the Fund.

On October 2, 2018, the Board declared dividends payable from net investment income. Dividends were paid on October 4, 2018, to shareholder of record effective with the opening of business on October 3, 2018.

Notes to Quarterly Report 31

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at the Securities and Exchange Commission’s website at www.sec.gov: and (iii) also the Funds’ Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Office of Investor Education and Advocacy (formerly, the Public Reference
Room) in Washington, DC. Information on the operation of the Office of Investor Education and Advocacy may be obtained by calling
1-202-551-8090.

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

32 Shareholder Requests for Additional Information

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: November 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: November 7, 2018